N-4	Apr. 10, 2024 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	Brighthouse Separate Account A
Entity Central Index Key	0000356475
Entity Investment Company Type	N-4
Document Period End Date	Apr. 10, 2024
Amendment Flag	false
Prime Options BLIC
Prospectus:
Fees and Expenses [Text Block]
Fees and Expenses	Location in Prospectus
Charges for Early Withdrawals
If you withdraw money during the first 8 full Contract Years following a
Purchase Payment, you may be assessed a withdrawal charge of up to 8% of the Purchase Payment withdrawn, declining to 0% over that time period.
For example, if you make an early withdrawal, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment.
Fee Table and Examples Expenses – Withdrawal Charge
Transaction Charges
In addition to withdrawal charges, you also may be charged for the following transactions: transfers of cash value between investment options, which include the Investment Portfolios and the Fixed Account.
Transfer Fee. Currently, we allow unlimited transfers among the investment options without charge. However, we reserve the right to charge for transfers after the first 12 transfers per year.
Fee Table and Examples Expenses – Transfer Fee
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fee Table and Examples Expenses – Product Charges Appendix A:Investment Portfolios Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.32%	1.32%
	Investment options (Portfolio Company fees and expenses)[2]	0.53%	4.52%
	Optional benefits available for an additional charge (for a single optional benefit (if elected)	0.25%[3]	1.55%[4]
1 As a percentage of Account Value in the Separate Account. The charge shown also includes the
Account Fee.
2 As a percentage of fund assets before temporary expense reimbursements and/or fee waivers.
3 As a percentage of average Account Value in the Separate Account. This charge is the current charge for the least expensive optional benefit.
4 As a percentage of the Total Guaranteed Withdrawal Amount, which is a value used to calculate your benefit. This charge is the current charge for the most expensive optional benefit.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost $1,736	Highest Annual Cost $6,358
	Assumes:	Assumes:
	•Investment of $100,000 •5% annual appreciation •Least expensive Portfolio Company fees and expenses •No optional benefits •No additional purchase payments, transfers, or withdrawals	•Investment of $100,000 •5% annual appreciation •Most expensive combination of optional benefits and Portfolio Company fees and expenses •No additional purchase payments, transfers, or withdrawals

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
If you withdraw money during the first 8 full Contract Years following a
Purchase Payment, you may be assessed a withdrawal charge of up to 8% of the Purchase Payment withdrawn, declining to 0% over that time period.
For example, if you make an early withdrawal, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment.
Fee Table and Examples Expenses – Withdrawal Charge

Surrender Charge Phaseout Period, Years | yr	8
Surrender Charge (of Purchase Payments) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Transaction Charges [Text Block]
Transaction Charges
In addition to withdrawal charges, you also may be charged for the following transactions: transfers of cash value between investment options, which include the Investment Portfolios and the Fixed Account.
Transfer Fee. Currently, we allow unlimited transfers among the investment options without charge. However, we reserve the right to charge for transfers after the first 12 transfers per year.
Fee Table and Examples Expenses – Transfer Fee

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fee Table and Examples Expenses – Product Charges Appendix A:Investment Portfolios Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.32%	1.32%
	Investment options (Portfolio Company fees and expenses)[2]	0.53%	4.52%
	Optional benefits available for an additional charge (for a single optional benefit (if elected)	0.25%[3]	1.55%[4]
1 As a percentage of Account Value in the Separate Account. The charge shown also includes the
Account Fee.
2 As a percentage of fund assets before temporary expense reimbursements and/or fee waivers.
3 As a percentage of average Account Value in the Separate Account. This charge is the current charge for the least expensive optional benefit.
4 As a percentage of the Total Guaranteed Withdrawal Amount, which is a value used to calculate your benefit. This charge is the current charge for the most expensive optional benefit.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost $1,736	Highest Annual Cost $6,358
	Assumes:	Assumes:
	•Investment of $100,000 •5% annual appreciation •Least expensive Portfolio Company fees and expenses •No optional benefits •No additional purchase payments, transfers, or withdrawals	•Investment of $100,000 •5% annual appreciation •Most expensive combination of optional benefits and Portfolio Company fees and expenses •No additional purchase payments, transfers, or withdrawals

Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.32%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.32%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Account Value in the Separate Account. The charge shown also includes the Account Fee.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.53%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	4.52%
Investment Options Footnotes [Text Block]	2 As a percentage of fund assets before temporary expense reimbursements and/or fee waivers.
Optional Benefits Minimum [Percent]	0.25%
Optional Benefits Maximum [Percent]	1.55%
Optional Benefits Footnotes [Text Block]	3 As a percentage of average Account Value in the Separate Account. This charge is the current charge for the least expensive optional benefit.[4] As a percentage of the Total Guaranteed Withdrawal Amount, which is a value used to calculate your benefit. This charge is the current charge for the most expensive optional benefit.
Lowest Annual Cost [Dollars]	$ 1,736
Highest Annual Cost [Dollars]	$ 6,358
Risks [Table Text Block]
Risks
Risk of Loss	You can lose money by investing in this Contract including loss of principal.	Principal Risks
Not a Short-Term Investment
This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
Withdrawal charges may apply for the first 8 years of the Contract.
Withdrawal charges will reduce the value of your Contract if you withdraw money during that time.
The benefits of tax deferral and living benefit protection also mean the
Contract is more beneficial to investors with a long time horizon.
Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolio Companies).
•Each investment option, including the Fixed Account, has its own unique risks.
•You should review the prospectuses for the available funds and the prospectus disclosure concerning the Fixed Account before making an investment decision.
Principal Risks
Insurance Company Risks
An investment in the Contract is subject to the risks related to us. Any obligations (including under the Fixed Account), and guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about BLIC, including our financial strength ratings, is available by contacting us at (888) 243-
1968.
Principal Risks

Investment Restrictions [Text Block]	•Currently, we allow unlimited transfers without charge among investment options during the Accumulation Phase. However, we reserve the right to impose a charge for transfers in excess of 12 per year.•We reserve the right to limit transfers in circumstances of frequent or large transfers.•We reserve the right to remove or substitute the Portfolio Companies available as investment options under the Contract.
Optional Benefit Restrictions [Text Block]	•Certain optional benefits limit or restrict the investment options that you may select under the Contract. We may change these restrictions in the future.•Certain optional benefits could limit subsequent Purchase Payments.•Withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.•We may stop offering an optional benefit at any time for new sales.
Tax Implications [Text Block]	Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.•If you purchase the Contract through a tax-qualified plan or individual retirement account, you do not get any additional tax benefit.•You will generally not be taxed on increases in the value of the Contract until they are withdrawn. Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties if you take a withdrawal before age 59 1∕2.
Investment Professional Compensation [Text Block]	Your investment professional may receive compensation for selling this Contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.
Exchanges [Text Block]	If you already own an insurance Contract, some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should only exchange a Contract you already own if you determine, after comparing the features, fees, and risks of both Contracts, that it is better for you to purchase the new Contract rather than continue to own your existing Contract.
Item 4. Fee Table [Text Block]	FEE TABLE AND EXAMPLESThe following tables describe the fees and expenses that you will pay when buying, owning, and surrendering, or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have selected. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, make withdrawals from the Contract, or transfer Account Value between investment options. State premium taxes of 0% to 3.5% may also be deducted.Transaction Expenses
Withdrawal Charge (Note 1) (as a percentage of Purchase Payments)	8%
Transfer Fee (Note 2)	$25 $0 (First 12 per year)
Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See “Expenses — Withdrawal Charge.”)
Number of Complete Years from Receipt of Purchase Payment	Withdrawal Charge (% of Purchase Payment)
0	8
1	8
2	7
3	6
4	5
5	4
6	3
7	2
8 and thereafter	0
Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. We currently are waiving the transfer fee, but reserve the right to charge the fee in the future. The next tables describe the fees and expenses that you will pay each year during the time that you own the Contract, not including Investment Portfolio fees and expenses. If you chose to purchase an optional benefit, you will pay additional charges, as shown below.
Annual Contract Expenses
Administrative Expenses (Note 1)	$50
Base Contract Expenses (Note 2)	1.30%
(as a percentage of average Account Value)
Optional Benefit Expenses (Note 3)
Optional Death Benefit — Annual Step-Up (as a percentage of average Account Value)	0.25%
Additional Death Benefit — Earnings Preservation Benefit (as a percentage of average Account Value)	0.25%
Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider Charges
(as a percentage of the Benefit Base (Note 4))	Maximum Charge	Current Charge
FlexChoice Access (Note 5)	2.00%	1.35%
FlexChoice (Note 5)	2.00%	1.20%
GLWB Death Benefit Rider Charges (Note 6)
(as a percentage of the GLWB Death Benefit Base (Note 7))
GLWB Death Benefit — maximum charge	1.20%
GLWB Death Benefit — current charge	0.65%
Lifetime Withdrawal Guarantee Rider Charges
(as a percentage of the Total Guaranteed Withdrawal Amount (Note 8))
Lifetime Withdrawal Guarantee
(Single Life Version) – maximum charge	1.60%
Lifetime Withdrawal Guarantee
(Single Life Version) – current charge	1.40%
Lifetime Withdrawal Guarantee
(Joint Life Version) – maximum charge	1.80%
Lifetime Withdrawal Guarantee
(Joint Life Version) – current charge	1.55%
Note 1. We call this the “Account Fee” in your Contract, as well as in other places in the prospectus. It is charged every Contract Year on your Contract Anniversary if the Account Value is less than $75,000. Different policies apply during the Income Phase of the contract. For instance, if your Account Value on the Annuity Date is at least $75,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract. See “Expenses” section of the prospectus, under the sub-heading “Account Fee”. In the section entitled “Important Information You Should Consider About Your Contract” earlier in this prospectus, we are required to present this fee as part of the Base Contract. Note 2. We call these the “Separate Account Charges” in your Contract, as well as in other places in the prospectus. This charge is deducted solely from Account Value in the Separate Account. See “Expenses” section of the prospectus, under the sub-heading “Optional Benefits” for more information. Note 3. These charges are deducted solely from Account Value in the Separate Account. You may only elect one living benefit rider at a time. . See “Expenses” section of the prospectus, under the sub-heading “Optional Benefits” for more information. Note 4. On the issue date, the Benefit Base is set at an amount equal to your initial Purchase Payment. The Benefit Base is adjusted for subsequent Purchase Payments and may be adjusted for withdrawals. See “Living Benefits – Guaranteed Lifetime Withdrawal Benefit” for a definition of the term Benefit Base. The GLWB rider charge may increase upon an Automatic Step-Up, but it will not exceed the maximum charge listed in the table. See “Expenses.” section of the prospectus under the sub-heading “Optional Benefits” for more information. Note 5. The version of the GLWB elected with contracts issued on and after March 5, 2018, is referred to as FlexChoice Access. Contracts issued with the GLWB prior to March 5, 2018 were issued with the FlexChoice version of GLWB. FlexChoice Access is currently available for purchase in all states. FlexChoice is no longer available for purchase. Please speak with your financial representative if you have questions about the version of GLWB you elected. See “Living Benefits — Guaranteed Lifetime Withdrawal Benefit” for more information about FlexChoice Access and FlexChoice. Note 6. The GLWB Death Benefit may only be elected if the GLWB rider is elected. The GLWB Death Benefit currently is available for purchase in all states. Note 7. On the issue date, the GLWB Death Benefit Base is set at an amount equal to your initial Purchase Payment. The GLWB Death Benefit Base is adjusted for subsequent Purchase Payments and all withdrawals. See “Living Benefits – Guaranteed Lifetime Withdrawal Benefit – GLWB Death Benefit” for a definition of the term GLWB Death Benefit Base. The GLWB rider charge may increase upon an Automatic Step-Up, but it will not exceed the maximum charge listed in the table. See “Expenses.” section of the prospectus under the sub-heading “Optional Benefits” for more information. Note 8. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments and may be adjusted for withdrawals. See “Living Benefits — Lifetime Withdrawal Guarantee” for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. See “Living Benefits” section of the prospectus under the sub-heading “Lifetime Withdrawal Guarantee  — Automatic Annual Step-Up.”.The next table shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the Contract. A complete list of Investment Portfolios available under the Contract, including their annual expenses, may be found in Appendix A. Annual Investment Portfolio Expenses
	Minimum	Maximum
Total Annual Investment Portfolio Expenses
(expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.53%	4.52%

Transaction Expenses [Table Text Block]	Transaction Expenses
Withdrawal Charge (Note 1) (as a percentage of Purchase Payments)	8%
Transfer Fee (Note 2)	$25 $0 (First 12 per year)
Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See “Expenses — Withdrawal Charge.”)
Number of Complete Years from Receipt of Purchase Payment	Withdrawal Charge (% of Purchase Payment)
0	8
1	8
2	7
3	6
4	5
5	4
6	3
7	2
8 and thereafter	0
Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. We currently are waiving the transfer fee, but reserve the right to charge the fee in the future.
Deferred Sales Load (of Amount Surrendered), Current [Percent]	8.00%
Deferred Sales Load, Footnotes [Text Block]	Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See “Expenses — Withdrawal Charge.”)
Number of Complete Years from Receipt of Purchase Payment	Withdrawal Charge (% of Purchase Payment)
0	8
1	8
2	7
3	6
4	5
5	4
6	3
7	2
8 and thereafter	0

Exchange Fee, Maximum [Dollars]	$ 25
Exchange Fee, Current [Dollars]	$ 0
Exchange Fee, Footnotes [Text Block]	Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. We currently are waiving the transfer fee, but reserve the right to charge the fee in the future.
Annual Contract Expenses [Table Text Block]	The next tables describe the fees and expenses that you will pay each year during the time that you own the Contract, not including Investment Portfolio fees and expenses. If you chose to purchase an optional benefit, you will pay additional charges, as shown below.
Annual Contract Expenses
Administrative Expenses (Note 1)	$50
Base Contract Expenses (Note 2)	1.30%
(as a percentage of average Account Value)
Optional Benefit Expenses (Note 3)
Optional Death Benefit — Annual Step-Up (as a percentage of average Account Value)	0.25%
Additional Death Benefit — Earnings Preservation Benefit (as a percentage of average Account Value)	0.25%
Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider Charges
(as a percentage of the Benefit Base (Note 4))	Maximum Charge	Current Charge
FlexChoice Access (Note 5)	2.00%	1.35%
FlexChoice (Note 5)	2.00%	1.20%
GLWB Death Benefit Rider Charges (Note 6)
(as a percentage of the GLWB Death Benefit Base (Note 7))
GLWB Death Benefit — maximum charge	1.20%
GLWB Death Benefit — current charge	0.65%
Lifetime Withdrawal Guarantee Rider Charges
(as a percentage of the Total Guaranteed Withdrawal Amount (Note 8))
Lifetime Withdrawal Guarantee
(Single Life Version) – maximum charge	1.60%
Lifetime Withdrawal Guarantee
(Single Life Version) – current charge	1.40%
Lifetime Withdrawal Guarantee
(Joint Life Version) – maximum charge	1.80%
Lifetime Withdrawal Guarantee
(Joint Life Version) – current charge	1.55%
Note 1. We call this the “Account Fee” in your Contract, as well as in other places in the prospectus. It is charged every Contract Year on your Contract Anniversary if the Account Value is less than $75,000. Different policies apply during the Income Phase of the contract. For instance, if your Account Value on the Annuity Date is at least $75,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract. See “Expenses” section of the prospectus, under the sub-heading “Account Fee”. In the section entitled “Important Information You Should Consider About Your Contract” earlier in this prospectus, we are required to present this fee as part of the Base Contract. Note 2. We call these the “Separate Account Charges” in your Contract, as well as in other places in the prospectus. This charge is deducted solely from Account Value in the Separate Account. See “Expenses” section of the prospectus, under the sub-heading “Optional Benefits” for more information. Note 3. These charges are deducted solely from Account Value in the Separate Account. You may only elect one living benefit rider at a time. . See “Expenses” section of the prospectus, under the sub-heading “Optional Benefits” for more information. Note 4. On the issue date, the Benefit Base is set at an amount equal to your initial Purchase Payment. The Benefit Base is adjusted for subsequent Purchase Payments and may be adjusted for withdrawals. See “Living Benefits – Guaranteed Lifetime Withdrawal Benefit” for a definition of the term Benefit Base. The GLWB rider charge may increase upon an Automatic Step-Up, but it will not exceed the maximum charge listed in the table. See “Expenses.” section of the prospectus under the sub-heading “Optional Benefits” for more information. Note 5. The version of the GLWB elected with contracts issued on and after March 5, 2018, is referred to as FlexChoice Access. Contracts issued with the GLWB prior to March 5, 2018 were issued with the FlexChoice version of GLWB. FlexChoice Access is currently available for purchase in all states. FlexChoice is no longer available for purchase. Please speak with your financial representative if you have questions about the version of GLWB you elected. See “Living Benefits — Guaranteed Lifetime Withdrawal Benefit” for more information about FlexChoice Access and FlexChoice. Note 6. The GLWB Death Benefit may only be elected if the GLWB rider is elected. The GLWB Death Benefit currently is available for purchase in all states. Note 7. On the issue date, the GLWB Death Benefit Base is set at an amount equal to your initial Purchase Payment. The GLWB Death Benefit Base is adjusted for subsequent Purchase Payments and all withdrawals. See “Living Benefits – Guaranteed Lifetime Withdrawal Benefit – GLWB Death Benefit” for a definition of the term GLWB Death Benefit Base. The GLWB rider charge may increase upon an Automatic Step-Up, but it will not exceed the maximum charge listed in the table. See “Expenses.” section of the prospectus under the sub-heading “Optional Benefits” for more information. Note 8. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments and may be adjusted for withdrawals. See “Living Benefits — Lifetime Withdrawal Guarantee” for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. See “Living Benefits” section of the prospectus under the sub-heading “Lifetime Withdrawal Guarantee — Automatic Annual Step-Up.”.
Administrative Expense, Current [Dollars]	$ 50
Administrative Expense, Footnotes [Text Block]	Note 1. We call this the “Account Fee” in your Contract, as well as in other places in the prospectus. It is charged every Contract Year on your Contract Anniversary if the Account Value is less than $75,000. Different policies apply during the Income Phase of the contract. For instance, if your Account Value on the Annuity Date is at least $75,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract. See “Expenses” section of the prospectus, under the sub-heading “Account Fee”.
Base Contract Expense (of Average Account Value), Current [Percent]	1.30%
Base Contract Expense, Footnotes [Text Block]	In the section entitled “Important Information You Should Consider About Your Contract” earlier in this prospectus, we are required to present this fee as part of the Base Contract. Note 2. We call these the “Separate Account Charges” in your Contract, as well as in other places in the prospectus. This charge is deducted solely from Account Value in the Separate Account. See “Expenses” section of the prospectus, under the sub-heading “Optional Benefits” for more information.
Annual Portfolio Company Expenses [Table Text Block]
	Minimum	Maximum
Total Annual Investment Portfolio Expenses
(expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.53%	4.52%

Portfolio Company Expenses [Text Block]	(expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.53%
Portfolio Company Expenses Maximum [Percent]	4.52%
Surrender Example [Table Text Block]
Time Periods
	1 year	3 years	5 years	10 years
maximum	$17,071	$32,655	$47,035	$78,445
minimum	$12,930	$21,101	$29,186	$49,458

Surrender Expense, 1 Year, Maximum [Dollars]	$ 17,071
Surrender Expense, 1 Year, Minimum [Dollars]	12,930
Surrender Expense, 3 Years, Maximum [Dollars]	32,655
Surrender Expense, 3 Years, Minimum [Dollars]	21,101
Surrender Expense, 5 Years, Maximum [Dollars]	47,035
Surrender Expense, 5 Years, Minimum [Dollars]	29,186
Surrender Expense, 10 Years, Maximum [Dollars]	78,445
Surrender Expense, 10 Years, Minimum [Dollars]	49,458
Annuitized Expense, 1 Year, Maximum [Dollars]	9,071
Annuitized Expense, 1 Year, Minimum [Dollars]	4,930
Annuitized Expense, 3 Years, Maximum [Dollars]	26,355
Annuitized Expense, 3 Years, Minimum [Dollars]	14,801
Annuitized Expense, 5 Years, Maximum [Dollars]	42,535
Annuitized Expense, 5 Years, Minimum [Dollars]	24,686
Annuitized Expense, 10 Years, Maximum [Dollars]	78,445
Annuitized Expense, 10 Years, Minimum [Dollars]	49,458
No Surrender Expense, 1 Year, Maximum [Dollars]	9,071
No Surrender Expense, 1 Year, Minimum [Dollars]	4,930
No Surrender Expense, 3 Years, Maximum [Dollars]	26,355
No Surrender Expense, 3 Years, Minimum [Dollars]	14,801
No Surrender Expense, 5 Years, Maximum [Dollars]	42,535
No Surrender Expense, 5 Years, Minimum [Dollars]	24,686
No Surrender Expense, 10 Years, Maximum [Dollars]	78,445
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 49,458
Item 5. Principal Risks [Table Text Block]	PRINCIPAL RISKS OF INVESTING IN THE CONTRACT Unsuitable as Short-Term Savings Vehicle. The contract is intended for retirement savings or other long-term investment purposes. The benefits of tax deferral and living benefit protection also mean the contract is more beneficial to investors with a long time horizon. It is not suitable as a short-term savings vehicle. This means if you plan to withdraw money or surrender the contract for short-term needs, it may not be the right contract for you. A charge may be assessed on withdrawals and surrenders, and it could be substantial. Please discuss your insurance needs and financial objectives with your financial representative. Investment Risk. You bear the risk of any decline in the Account Value of your contract resulting from the performance of the Investment Portfolios you have chosen. The Account Value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Investment Portfolio. This risk could have a significant negative impact on certain benefits and guarantees under the contract. The investment risks are described in the prospectuses for the Investment Portfolios. Investment Portfolios That Have A Managed Volatility Strategy. Certain Investment Portfolios are managed in a way that is intended to minimize volatility of returns (referred to as a “managed volatility strategy”). Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to these Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by “smoothing” returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns. If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy. Investment Restrictions – Opportunity Risks. Generally, the living benefit riders impose restrictions and limitations on your choices of Investment Portfolios. These restrictions and requirements are intended to protect BLIC, and reduce the likelihood that we will have to pay guaranteed benefits under the riders out of our own assets. The restrictions and requirements could result in your missing out on some or all positive investment performance by certain of the portfolio companies – this means your opportunity for investment gains may be limited. Insurance Company Risk. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we promise. Likewise, our experiencing financial difficulty could impair our ability to fulfill our obligations under the Fixed Account offered under this Contract. Tax Consequences. Withdrawals are generally taxable (to the extent of any earnings in the contract), and prior to age 59 1∕2 a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains. Cybersecurity and Certain Business Continuity Risks. Our variable annuity contract business is largely conducted through complex information technology and communications systems operated by us and our service providers and business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). Our operations rely on the secure processing, storage and transmission of confidential and other information in our systems and the systems of third party service providers. For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems. We have established administrative and technical controls and business continuity and resilience plans to protect our operations against attempts by unauthorized third parties to improperly access, modify, disrupt the operation of, or prevent access to critical networks or systems or data within them (a “cyber-attack”). Despite these protocols, the techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources including terrorists, nation states, financially motivated actors, internal actors, or third parties, such as external service providers, and the techniques used change frequently or are often not recognized until after they have been launched. The rapid evolution and increased adoption of artificial intelligence technologies may intensify our cybersecurity risks, including the deployment of artificial intelligence technologies by threat actors. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. A cyber-attack could have a material, negative impact on BLIC and the Separate Account, as well as individual Owners and their contracts. There are inherent limitations in our plans and systems, including the possibility that certain risks have not been identified or that unknown threats may emerge in the future. Unanticipated problems with, or failures of, our disaster recovery systems and business continuity plans could have a material impact on our ability to conduct business and on our financial condition and operations, and such events could result in regulatory fines or sanctions, litigation, penalties or financial losses, reputational harm, loss of customers, and/or additional compliance costs for us. Our operations also could be negatively impacted by a cyber-attack affecting a third party, such as a service provider, business partner, another participant in the financial markets, or a governmental or regulatory authority. Potential attacks can occur through a variety of sources, including, but not limited to, cyber-attacks, phishing attacks, account takeover attempts, the introduction of computer viruses or malicious code, ransomware or other extortion tactics, denial of service attacks, credential stuffing, and other computer-related penetrations. Hardware, software or applications developed by us or received from third parties may contain exploitable vulnerabilities, bugs, or defects in design, maintenance or manufacture or other issues that could compromise information and cybersecurity. Malicious actors may attempt to fraudulently induce employees, customers, or other users of our systems to disclose credentials or other similar sensitive information in order to gain access to our systems or data, or that of our customers, through social engineering, phishing, mobile phone malware, and other methods. Cybersecurity threats can originate from a wide variety of sources including, but not limited to, natural catastrophe, military or terrorist actions, public health crises (such as the COVID-19 pandemic), and unanticipated problems with our or our service providers’ disaster recovery systems. Such disasters and events may adversely affect our ability to conduct business or administer the contract, particularly if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cyber-attacks, disruptions or failures to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and/or possible loss, misappropriation or corruption of confidential Owner or business information; or impede order processing or cause other operational issues. Cyber-attacks, disruptions or failures may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks, disruptions or failures in the future. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Portfolios invest.
Item 10. Benefits Available (N-4) [Text Block]	BENEFITS AVAILABLE UNDER THE CONTRACT The following table summarizes information about the benefits under the Contract.
Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Current Charges	Brief Description of Restrictions / Limitations
Dollar Cost Averaging Program	Allows you to systematically transfer a set amount each month from Investment Portfolios or the Fixed Account to other available Investment Portfolios	Standard	No Charge	N/A	•Available only during the Accumulation phase •Transfers only available from the Fixed Account or the BlackRock Ultra-Short Term Bond Portfolio •Not available with the GLWB rider
Automatic Rebalancing Program	Allows us to automatically rebalance your Account Value to return to your original percentage allocations	Standard	No Charge	N/A	•Available only during the Accumulation phase •If you have selected the GLWB rider, with or without the GLWB Death Benefit rider, the Fixed Account is not available for automatic rebalancing
Systematic Withdrawal Program	Allows you to set up an automatic payment of up to 10% of your total Purchase Payments each year	Standard	No Charge	N/A	•Each payment must be at least $100 (unless we consent otherwise). •In the first Contract Year, only monthly or quarterly payments are allowed
Nursing Home or Hospital Confinement Rider	Allows you to withdraw Account Value without a withdrawal charge	Standard	No Charge	N/A
•Must own contract for at
least one year
•You or your joint owner
must be confined for at
least 90 days
•Confinement must be
prescribed by a physician
and be medically necessary
•Terminates on Annuity
Date
•Not available for owners
81 or older on the contract
issue date
•Not available in
Massachusetts or South
Dakota

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Current Charges	Brief Description of Restrictions / Limitations
Terminal Illness Rider	Allows you to withdraw Account Value without a withdrawal charge	Standard	No Charge	N/A
•Must own contract for at
least one year to incur no
withdrawal charge
•Must be terminally ill and
not expected to live more
than 12 months; a
physician certifies to your
illness and life expectancy;
you were not diagnosed
with the terminal illness as
of the date we issued your
contract; and you have
been the Owner
continuously since the
contract was issued (or
have become the Owner as
the spousal Beneficiary
who continues the
contract)
•Terminates on Annuity
Date
•Not available for owners
81 or older on the contract
issue date
•Not available in
Massachusetts

Standard Death Benefit – Principal Protection	Pays a minimum death benefit at least equal to the greater of the Account Value or total Purchase Payments adjusted or any withdrawals	Standard	No Charge	N/A	•Withdrawals may proportionately reduce the benefit, and such reductions could be significant
Annual Step-Up Death Benefit	Pays a death benefit equal to the greater of your Account Value, your total Purchase Payments adjusted for any withdrawals, or your Step- Up Value	Optional	0.25% of average daily net asset value of each Investment Portfolio	0.25% of average daily net asset value of each Investment Portfolio	•Must be 79 or younger at the effective date of your contract •Withdrawals may proportionately reduce the benefit, and such reductions could be significant
Death Benefit – Earnings Preservation Benefit	Pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner	Optional	0.25% of average daily net asset value of each Investment Portfolio	0.25% of average daily net asset value of each Investment Portfolio	•Must be 79 or younger at the effective date of your contract •Benefit may not be available for qualified plans •Not available in Washington
Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Current Charges	Brief Description of Restrictions / Limitations
Guaranteed Lifetime Withdrawal Benefit – FlexChoice Access Level	Provides lifetime minimum income regardless of investment performance	Optional	2.00% of the Benefit Base	1.35% of the Benefit Base
•Available to owners at
least age 50 and not older
than 85
•Offers a fixed GLWB
Withdrawal Rate and
GLWB Lifetime Guarantee
Rate throughout your
lifetime
•Benefit subject to
Investment Portfolio
allocation restrictions
•Certain withdrawals could
significantly reduce or
even terminate the benefit
•You may elect to cancel
the GLWB rider on the
Contract Anniversary
every 5 Contract Years for
the first 10 Contract Years
and annually thereafter

Guaranteed Lifetime Withdrawal Benefit – FlexChoice Access Expedite	Provides lifetime minimum income regardless of investment performance	Optional	2.00% of the Benefit Base	1.35% of the Benefit Base
•Available to owners at
least age 50 and not older
than 85
•Offers a higher GLWB
Withdrawal Rate while
your Account Value is
greater than zero and a
reduced GLWB Lifetime
Guarantee Rate if your
Account Value is reduced
to zero
•Benefit subject to
Investment Portfolio
allocation restrictions
•Certain withdrawals could
significantly reduce or
even terminate the benefit
•You may elect to cancel
the GLWB rider on the
Contract Anniversary
every 5 Contract Years for
the first 10 Contract Years
and annually thereafter

Guaranteed Lifetime Withdrawal Benefit – FlexChoice Level	Provides lifetime minimum income regardless of investment performance	Optional	2.00% of the Benefit Base	1.20% of the Benefit Base
•No longer available
•Offers a fixed GLWB
Withdrawal Rate and
GLWB Lifetime Guarantee
Rate throughout your
lifetime
•Benefit subject to
Investment Portfolio
allocation restrictions
•Certain withdrawals could
significantly reduce or
even terminate the benefits

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Current Charges	Brief Description of Restrictions / Limitations
Guaranteed Lifetime Withdrawal Benefit – FlexChoice Expedite	Provides lifetime minimum income regardless of investment performance	Optional	2.00% of the Benefit Base	1.20% of the Benefit Base
•No longer available
•Offers a higher GLWB
Withdrawal Rate while
your Account Value is
greater than zero and a
reduced GLWB Lifetime
Guarantee Rate if your
Account Value is reduced
to zero
•Benefit subject to
Investment Portfolio
allocation restrictions
•Certain withdrawals could
significantly reduce or
even terminate the benefits

GLWB Death Benefit	Provides a death benefit equal to the greater of: GLWB Death Benefit Base or the Principal Protection death benefit	Optional	1.20% of the GLWB Death Benefit Base	0.65% of the GLWB Death Benefit Base
•Available to owners at
least age 50 and not older
than age 65
•The GLWB Death Benefit
may only be elected if you
have also elected the
GLWB rider, which has
Investment Portfolio
restrictions
•Certain withdrawals could
significantly reduce or
terminate the benefit

Lifetime Withdrawal Guarantee (LWG)	Guarantees income for life, or at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals regardless of investment performance	Optional	1.60% of the Total Guaranteed Withdrawal Amount for single life version 1.80% of the Total Guaranteed Withdrawal Amount for joint life version	1.40% of the Total Guaranteed Withdrawal Amount for single life version 1.55% of the Total Guaranteed Withdrawal Amount for joint life version
•Guarantees income for life,
subject to conditions,
provided your first
withdrawal is on or after
the date you reach
age 59 1∕2
•You may elect to cancel
the rider on the contract
anniversary every five
Contract Years for the first
15 Contract Years and
annually thereafter
•Additional restrictions on
Purchase Payments may
apply
•Certain withdrawals could
significantly reduce or
even terminate the benefit

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Current Charges	Brief Description of Restrictions / Limitations
Dollar Cost Averaging Program	Allows you to systematically transfer a set amount each month from Investment Portfolios or the Fixed Account to other available Investment Portfolios	Standard	No Charge	N/A	•Available only during the Accumulation phase •Transfers only available from the Fixed Account or the BlackRock Ultra-Short Term Bond Portfolio •Not available with the GLWB rider
Automatic Rebalancing Program	Allows us to automatically rebalance your Account Value to return to your original percentage allocations	Standard	No Charge	N/A	•Available only during the Accumulation phase •If you have selected the GLWB rider, with or without the GLWB Death Benefit rider, the Fixed Account is not available for automatic rebalancing
Systematic Withdrawal Program	Allows you to set up an automatic payment of up to 10% of your total Purchase Payments each year	Standard	No Charge	N/A	•Each payment must be at least $100 (unless we consent otherwise). •In the first Contract Year, only monthly or quarterly payments are allowed
Nursing Home or Hospital Confinement Rider	Allows you to withdraw Account Value without a withdrawal charge	Standard	No Charge	N/A
•Must own contract for at
least one year
•You or your joint owner
must be confined for at
least 90 days
•Confinement must be
prescribed by a physician
and be medically necessary
•Terminates on Annuity
Date
•Not available for owners
81 or older on the contract
issue date
•Not available in
Massachusetts or South
Dakota

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Current Charges	Brief Description of Restrictions / Limitations
Terminal Illness Rider	Allows you to withdraw Account Value without a withdrawal charge	Standard	No Charge	N/A
•Must own contract for at
least one year to incur no
withdrawal charge
•Must be terminally ill and
not expected to live more
than 12 months; a
physician certifies to your
illness and life expectancy;
you were not diagnosed
with the terminal illness as
of the date we issued your
contract; and you have
been the Owner
continuously since the
contract was issued (or
have become the Owner as
the spousal Beneficiary
who continues the
contract)
•Terminates on Annuity
Date
•Not available for owners
81 or older on the contract
issue date
•Not available in
Massachusetts

Standard Death Benefit – Principal Protection	Pays a minimum death benefit at least equal to the greater of the Account Value or total Purchase Payments adjusted or any withdrawals	Standard	No Charge	N/A	•Withdrawals may proportionately reduce the benefit, and such reductions could be significant
Annual Step-Up Death Benefit	Pays a death benefit equal to the greater of your Account Value, your total Purchase Payments adjusted for any withdrawals, or your Step- Up Value	Optional	0.25% of average daily net asset value of each Investment Portfolio	0.25% of average daily net asset value of each Investment Portfolio	•Must be 79 or younger at the effective date of your contract •Withdrawals may proportionately reduce the benefit, and such reductions could be significant
Death Benefit – Earnings Preservation Benefit	Pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner	Optional	0.25% of average daily net asset value of each Investment Portfolio	0.25% of average daily net asset value of each Investment Portfolio	•Must be 79 or younger at the effective date of your contract •Benefit may not be available for qualified plans •Not available in Washington
Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Current Charges	Brief Description of Restrictions / Limitations
Guaranteed Lifetime Withdrawal Benefit – FlexChoice Access Level	Provides lifetime minimum income regardless of investment performance	Optional	2.00% of the Benefit Base	1.35% of the Benefit Base
•Available to owners at
least age 50 and not older
than 85
•Offers a fixed GLWB
Withdrawal Rate and
GLWB Lifetime Guarantee
Rate throughout your
lifetime
•Benefit subject to
Investment Portfolio
allocation restrictions
•Certain withdrawals could
significantly reduce or
even terminate the benefit
•You may elect to cancel
the GLWB rider on the
Contract Anniversary
every 5 Contract Years for
the first 10 Contract Years
and annually thereafter

Guaranteed Lifetime Withdrawal Benefit – FlexChoice Access Expedite	Provides lifetime minimum income regardless of investment performance	Optional	2.00% of the Benefit Base	1.35% of the Benefit Base
•Available to owners at
least age 50 and not older
than 85
•Offers a higher GLWB
Withdrawal Rate while
your Account Value is
greater than zero and a
reduced GLWB Lifetime
Guarantee Rate if your
Account Value is reduced
to zero
•Benefit subject to
Investment Portfolio
allocation restrictions
•Certain withdrawals could
significantly reduce or
even terminate the benefit
•You may elect to cancel
the GLWB rider on the
Contract Anniversary
every 5 Contract Years for
the first 10 Contract Years
and annually thereafter

Guaranteed Lifetime Withdrawal Benefit – FlexChoice Level	Provides lifetime minimum income regardless of investment performance	Optional	2.00% of the Benefit Base	1.20% of the Benefit Base
•No longer available
•Offers a fixed GLWB
Withdrawal Rate and
GLWB Lifetime Guarantee
Rate throughout your
lifetime
•Benefit subject to
Investment Portfolio
allocation restrictions
•Certain withdrawals could
significantly reduce or
even terminate the benefits

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Current Charges	Brief Description of Restrictions / Limitations
Guaranteed Lifetime Withdrawal Benefit – FlexChoice Expedite	Provides lifetime minimum income regardless of investment performance	Optional	2.00% of the Benefit Base	1.20% of the Benefit Base
•No longer available
•Offers a higher GLWB
Withdrawal Rate while
your Account Value is
greater than zero and a
reduced GLWB Lifetime
Guarantee Rate if your
Account Value is reduced
to zero
•Benefit subject to
Investment Portfolio
allocation restrictions
•Certain withdrawals could
significantly reduce or
even terminate the benefits

GLWB Death Benefit	Provides a death benefit equal to the greater of: GLWB Death Benefit Base or the Principal Protection death benefit	Optional	1.20% of the GLWB Death Benefit Base	0.65% of the GLWB Death Benefit Base
•Available to owners at
least age 50 and not older
than age 65
•The GLWB Death Benefit
may only be elected if you
have also elected the
GLWB rider, which has
Investment Portfolio
restrictions
•Certain withdrawals could
significantly reduce or
terminate the benefit

Lifetime Withdrawal Guarantee (LWG)	Guarantees income for life, or at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals regardless of investment performance	Optional	1.60% of the Total Guaranteed Withdrawal Amount for single life version 1.80% of the Total Guaranteed Withdrawal Amount for joint life version	1.40% of the Total Guaranteed Withdrawal Amount for single life version 1.55% of the Total Guaranteed Withdrawal Amount for joint life version
•Guarantees income for life,
subject to conditions,
provided your first
withdrawal is on or after
the date you reach
age 59 1∕2
•You may elect to cancel
the rider on the contract
anniversary every five
Contract Years for the first
15 Contract Years and
annually thereafter
•Additional restrictions on
Purchase Payments may
apply
•Certain withdrawals could
significantly reduce or
even terminate the benefit

Name of Benefit [Text Block]	Name of Benefit
Purpose of Benefit [Text Block]	Purpose
Brief Restrictions / Limitations [Text Block]	Brief Description ofRestrictions /Limitations
Name of Benefit [Text Block]	Name of Benefit
Operation of Benefit [Text Block]	Optional BenefitsOverview of Living Benefit Riders We offer optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions, and availability of each optional rider. We currently offer two living benefit riders: Guaranteed Lifetime Withdrawal Benefit •Guaranteed Lifetime Withdrawal Benefit (GLWB) – FlexChoice Access •Guaranteed Lifetime Withdrawal Benefit (GLWB) – FlexChoice The GLWB rider is designed to allow you to invest your Account Value in the Investment Portfolios, while guaranteeing that you will receive lifetime income regardless of investment performance. The guarantee is subject to the conditions described in “Guaranteed Lifetime Withdrawal Benefit — Operation of the GLWB,” including the condition that withdrawals before a defined age or withdrawals that exceed the maximum amount allowed under the rider in a Contract Year will reduce or eliminate the guarantee. We currently offer two variations of the GLWB rider, Level and Expedite (as described in “Guaranteed Lifetime Withdrawal Benefit — Operation of the GLWB – GLWB Variations”). The version of the GLWB elected with contracts issued on and after March 5, 2018, is referred to as FlexChoice Access, and the variations are FlexChoice Access Level and FlexChoice Access Expedite. Contracts issued with the GLWB prior to March 5, 2018 are issued with the FlexChoice version of GLWB, and the variations are FlexChoice Level and FlexChoice Expedite. FlexChoice Access is available for purchase in all states, and FlexChoice is no longer available for purchase. You may also elect the GLWB Death Benefit or the Annual Step-Up Death Benefit Rider for an additional charge if you elect the GLWB rider. Lifetime Withdrawal Guarantee •Lifetime Withdrawal Guarantee (LWG) The Lifetime Withdrawal Guarantee rider is designed to allow you to invest your Account Value in the Investment Portfolios, while guaranteeing that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals. In addition, if you make your first withdrawal on or after the date you reach age 59 1∕2, the Lifetime Withdrawal Guarantee rider guarantees income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1∕2 at continuation), even after the entire amount of Purchase Payments has been returned. Electing GLWB or LWG. You should consult with your financial representative when considering whether to elect the GLWB rider or the LWG rider. Important factors to consider when comparing the two riders include: •Rider Charges. The GLWB and LWG riders have different current and maximum rider charges. See “Fee Tables and Examples – Additional Optional Rider Charges.” •Withdrawals/Lifetime Payments - Under the GLWB rider, we multiply the Benefit Base by the GLWB Withdrawal Rate applicable to you to determine the maximum amount you may receive as withdrawals each Contract Year after the Lifetime Withdrawal Age without reducing the Benefit Base. If lifetime payments are made under the GLWB after the Account Value is reduced to zero, we multiply the Benefit Base by the GLWB Lifetime Guarantee Rate applicable to you to determine the amount of the lifetime payments. The GLWB Withdrawal Rates and GLWB Lifetime Guarantee Rates are listed in the GLWB Rate Table. - Under the LWG rider, we calculate a Total Guaranteed Withdrawal Amount (TGWA), which is the minimum amount you are guaranteed to receive over time. The TGWA is multiplied by 4% to determine how much you may withdraw each Contract Year without reducing the TGWA (the Annual Benefit Payment). If you make your first withdrawal on or after the date you reach age 59 1∕2, you will continue to be paid the Annual Benefit Payment for your life, even if your Account Value declines to zero. •Rollup of Benefit Base (GLWB)/Total Guaranteed Withdrawal Amount (LWG) - Under the GLWB rider, on or before the Rollup Rate Period End Date, the Benefit Base is increased by the Rollup Rate on every contract anniversary if no withdrawals occurred in the previous Contract Year. (See the “GLWB Rate Table” for the Rollup Rate Period End Date and the Rollup Rate.) - Under the LWG rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the 10th contract anniversary, the TGWA is increased by 4%. •Step-Up of Benefit Base (GLWB)/Total Guaranteed Withdrawal Amount (LWG) - Under the GLWB rider, on each contract anniversary prior to the Owner’s 91st birthday, an Automatic Step-Up will occur, provided that the Account Value on that date exceeds the Benefit Base immediately before the Automatic Step-Up. - Under the LWG rider, on each contract anniversary prior to the Owner’s 86th birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the TGWA (after compounding) immediately before the Automatic Annual Step-Up. •Lifetime Payments for Joint Lives - Under the GLWB rider, if your Account Value is reduced to zero after the Lifetime Withdrawal Age due to a Non-Excess Withdrawal, you may elect to receive lifetime payments for your life, or for the lives of you and your spouse (subject to the Minimum Spousal Age). (See the “GLWB Rate Table.”) (If your spouse elects to continue the contract and GLWB rider after your death, only single lifetime payments are available under the GLWB. See “Operation of the GLWB – Spousal Continuation.”) - Under the LWG rider, you must elect the Single Life or Joint Life version at contract issue, and the Joint Life version has a higher rider charge than the Single Life version. •Investment Allocation Restrictions - Under the GLWB rider, you must comply with certain investment allocation restrictions. See “Purchase – Investment Allocation Restrictions for Certain Riders – Investment Allocation and Other Purchase Payment Restrictions for the GLWB.” - Under the LWG rider, you may allocate your purchase payments among any of the available Investment Portfolios and/or the Fixed Account. •Death Benefits - If you elect the GLWB rider, you may also elect the optional GLWB Death Benefit for an additional charge, or the Annual Step-Up Death Benefit for an additional charge. However, you may not elect the Earnings Preservation Benefit. See “GLWB Death Benefit,” “Optional Death Benefit - Annual Step-Up,” and “Additional Death Benefit – Earnings Preservation Benefit” below. - The LWG rider provides an additional death benefit at no extra charge. You may also elect the Annual Step-Up Death Benefit for an additional charge and/or the Earnings Preservation Benefit for an additional charge. See “Operation of the Lifetime Withdrawal Guarantee – Additional Information,” “Optional Death Benefit - Annual Step-Up,” and “Additional Death Benefit – Earnings Preservation Benefit” below. •Cancellation - You may elect to cancel the GLWB rider on the contract anniversary every five Contract Years for the first 10 Contract Years and annually thereafter. - You may elect to cancel the LWG rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. Both the GLWB rider and LWG rider are described in detail below.
Item 17. Portfolio Companies (N-4) [Text Block]	APPENDIX A Investment Portfolios Available Under the Contract The following is a list of Investment Portfolios under the Contract. More information about the Investment Portfolios is available in the prospectuses for the Investment Portfolios, which may be amended from time to time and can be found online at https://dfinview.com/BHF/TAHD/BHF228. You can also request this information at no cost by calling (888) 243-1932 or sending an email request to rcg@brighthousefinancial.com. Depending on the optional benefits you choose, you may not be able to invest in certain Investment Portfolios. See Appendix B:Investment Portfolios Available Under the Benefits Offered Under the Contract. The current expenses and performance information below reflects fees and expenses of the Investment Portfolio, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Investment Portfolio’s past performance is not necessarily an indication of future performance.
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks both capital appreciation and current income.	Invesco V.I. Equity and Income Fund — Series II Invesco Advisers, Inc.	0.82%	10.24%	9.64%	6.78%
Seeks long-term growth of capital.	Invesco V.I. EQV International Equity Fund — Series II Invesco Advisers, Inc.	1.15%	17.86%	8.15%	4.07%
Seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund® — Series II Invesco Advisers, Inc.	1.13%	17.82%	12.79%	8.66%
Seeks long-term growth of capital.	American Funds Global Growth Fund — Class 4# Capital Research and Management CompanySM	0.91%	22.29%	13.36%	9.30%
Seeks long-term growth of capital.	American Funds Global Small Capitalization Fund — Class 4# Capital Research and Management CompanySM	1.16%	15.79%	8.03%	5.51%
Seeks long-term growth of capital and income.	American Funds Growth-Income Fund — Class 4 Capital Research and Management CompanySM	0.78%	25.82%	13.08%	10.63%
Seeks as high a level of current income as is consistent with the preservation of capital.	American Funds The Bond Fund of America — Class 4# Capital Research and Management CompanySM	0.73%	4.72%	1.62%	1.83%
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund — Class III# BlackRock Advisors, LLC Subadviser: BlackRock (Singapore) Limited	1.02%	12.49%	7.39%	4.63%
Seeks capital appreciation and current income.	AB Global Dynamic Allocation Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: AllianceBernstein L.P.	0.90%	11.64%	3.99%	3.70%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks to maximize total return.	AB International Bond Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: AllianceBernstein L.P.	0.88%	8.91%	—	—
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	American Funds® Balanced Allocation Portfolio — Class C‡ Brighthouse Investment Advisers, LLC	0.96%	16.49%	8.48%	6.67%
Seeks growth of capital.	American Funds® Growth Allocation Portfolio — Class C‡ Brighthouse Investment Advisers, LLC	0.99%	20.27%	10.43%	8.01%
Seeks to achieve growth of capital.	American Funds® Growth Portfolio — Class C Brighthouse Investment Advisers, LLC; Capital Research and Management CompanySM	0.92%	37.99%	18.29%	13.99%
Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.	American Funds® Moderate Allocation Portfolio — Class C‡ Brighthouse Investment Advisers, LLC	0.94%	12.91%	6.76%	5.49%
Seeks capital appreciation and current income.	BlackRock Global Tactical Strategies Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.	0.93%	13.32%	4.89%	3.97%
Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock High Yield Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.	0.90%	13.07%	5.66%	4.53%
Seeks growth of capital.	Brighthouse Asset Allocation 100 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.99%	20.81%	11.55%	7.92%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Balanced Plus Portfolio — Class B* Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: Pacific Investment Management Company LLC	0.97%	9.24%	5.01%	4.78%
Seeks capital appreciation.	Brighthouse/abrdn Emerging Markets Equity Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: abrdn Investments Limited	1.21%	6.47%	2.88%	1.30%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks a high level of current income.	Brighthouse/Eaton Vance Floating Rate Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: Eaton Vance Management	0.95%	10.79%	4.27%	3.41%
Seeks a high level of current income, while seeking preservation of shareholders’ capital.	Brighthouse/Franklin Low Duration Total Return Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.	0.73%	5.59%	1.51%	1.29%
Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	CBRE Global Real Estate Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.90%	12.73%	6.15%	4.38%
Seeks long-term capital appreciation.	Harris Oakmark International Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.98%	18.95%	7.24%	3.19%
Seeks total return.	Invesco Balanced-Risk Allocation Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.94%	6.44%	5.36%	4.21%
Seeks capital growth and income.	Invesco Comstock Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.81%	12.21%	13.33%	8.86%
Seeks capital appreciation.	Invesco Global Equity Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.83%	34.58%	12.20%	8.41%
Seeks long-term growth of capital.	Invesco Small Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.06%	11.90%	8.64%	7.39%
Seeks capital appreciation and current income.	JPMorgan Global Active Allocation Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.98%	10.51%	5.56%	4.66%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks high total investment return through a combination of capital appreciation and income.	Loomis Sayles Global Allocation Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.04%	22.20%	9.41%	7.19%
Seeks long-term growth of capital.	Loomis Sayles Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.80%	51.73%	16.12%	10.53%
Seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.	MetLife Multi-Index Targeted Risk Portfolio — Class B* Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: MetLife Investment Management, LLC	0.66%	13.82%	5.03%	4.44%
Seeks capital appreciation.	MFS® Research International Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.90%	12.82%	8.54%	4.17%
Seeks capital appreciation.	Morgan Stanley Discovery Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.92%	40.86%	10.81%	8.50%
Seeks total return.	PanAgora Global Diversified Risk Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: PanAgora Asset Management, Inc.	0.98%	4.71%	2.47%	—
Seeks maximum real return, consistent with preservation of capital and prudent investment management.	PIMCO Inflation Protected Bond Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.93%	3.59%	3.05%	2.08%
Seeks capital appreciation and current income.	Schroders Global Multi-Asset Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: Schroder Investment Management North America Inc.	0.95%	15.02%	4.88%	4.02%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks to provide total return, primarily through capital appreciation.	SSGA Emerging Markets Enhanced Index Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc	0.98%	12.50%	—	—
Seeks growth of capital and income.	SSGA Growth and Income ETF Portfolio — Class B‡ Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.77%	13.97%	7.51%	5.49%
Seeks growth of capital.	SSGA Growth ETF Portfolio — Class B‡ Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.80%	15.75%	9.20%	6.43%
Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	T. Rowe Price Large Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.78%	9.64%	11.26%	8.66%
Seeks high total return by investing in equity securities of mid-sized companies.	Victory Sycamore Mid Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.	0.85%	9.94%	14.38%	8.30%
Seeks a high level of current income, consistent with preservation of principal.	Western Asset Management Government Income Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.72%	4.39%	0.21%	1.26%
Seeks long-term growth of capital.	Baillie Gifford International Stock Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited	1.00%	18.36%	6.88%	4.46%
Seeks a competitive total return primarily from investing in fixed- income securities.	BlackRock Bond Income Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.64%	5.59%	1.28%	1.95%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	BlackRock Capital Appreciation Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.82%	49.23%	15.86%	12.60%
Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	BlackRock Ultra-Short Term Bond Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.61%	4.80%	1.50%	0.98%
Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Asset Allocation 20 Portfolio — Class B#‡ Brighthouse Investment Advisers, LLC	0.89%	7.83%	3.62%	3.05%
Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Asset Allocation 40 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.89%	10.52%	5.60%	4.34%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Asset Allocation 60 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.91%	13.59%	7.72%	5.67%
Seeks growth of capital.	Brighthouse Asset Allocation 80 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.94%	17.30%	9.75%	6.91%
Seeks long-term capital appreciation.	Brighthouse/Dimensional International Small Company Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Dimensional Fund Advisors LP	1.05%	13.52%	7.32%	4.42%
Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse/Wellington Core Equity Opportunities Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.86%	7.38%	12.84%	10.08%
Seeks to track the performance of the Bloomberg U.S. Aggregate Bond Index.	MetLife Aggregate Bond Index Portfolio — Class G Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.58%	4.90%	0.57%	1.27%
Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.	MetLife Mid Cap Stock Index Portfolio — Class G Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.61%	15.76%	12.00%	8.68%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks to track the performance of the MSCI EAFE® Index.	MetLife MSCI EAFE® Index Portfolio — Class G Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.69%	17.58%	7.67%	3.75%
Seeks to track the performance of the Russell 2000® Index.	MetLife Russell 2000® Index Portfolio — Class G Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.62%	16.47%	9.57%	6.84%
Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	MetLife Stock Index Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.51%	25.63%	15.10%	11.47%
Seeks to maximize total return consistent with preservation of capital.	Western Asset Management Strategic Bond Opportunities Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.81%	9.22%	2.54%	2.76%
Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Western Asset Management U.S. Government Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.75%	4.59%	0.70%	0.98%
Seeks long-term capital appreciation.	Contrafund® Portfolio — Service Class 2 Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.81%	33.12%	16.36%	11.33%
Seeks long-term growth of capital.	Mid Cap Portfolio — Service Class 2 Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.82%	14.80%	12.17%	7.85%
Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund — Class 2# Franklin Advisers, Inc.	0.71%	8.62%	6.98%	5.01%
Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Shares VIP Fund — Class 2 Franklin Mutual Advisers, LLC	0.93%	13.46%	7.82%	5.43%
Seeks long-term total return.	Franklin Small Cap Value VIP Fund — Class 2# Franklin Mutual Advisers, LLC	0.91%	12.75%	11.06%	7.04%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Templeton Global Bond VIP Fund — Class 2# Franklin Advisers, Inc.	0.75%	2.88%	-2.13%	-0.66%
Seeks long-term growth of capital.	Janus Henderson Global Sustainable Equity Portfolio — Service Shares# Janus Henderson Investors US LLC	1.12%	23.24%	—	—
Seeks long-term capital appreciation.	ClearBridge Variable Appreciation Portfolio — Class II Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.97%	19.39%	13.79%	—
Seeks dividend income, growth of dividend income and long-term capital appreciation.	ClearBridge Variable Dividend Strategy Portfolio — Class II Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.00%	14.01%	13.35%	10.17%
Seeks long-term growth of capital.	ClearBridge Variable Small Cap Growth Portfolio — Class II Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.05%	8.12%	9.29%	7.62%
Seeks to maximize total return.	Western Asset Variable Global High Yield Bond Portfolio — Class II Legg Mason Partners Fund Advisor, LLC Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Pte. Ltd.	1.08%	9.96%	3.17%	2.63%
Seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.	Pioneer Mid Cap Value VCT Portfolio — Class II Amundi Asset Management US, Inc.	1.05%	11.91%	12.46%	7.38%
#Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursements and/or fee waivers, which are reflected in the Current Expenses. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.*This Investment Portfolio is managed in a way that is intended to minimize volatility of returns (referred to as a “managed volatility strategy”). See “Principal Risks of Investing in the Contract.”‡This Investment Portfolio is a fund of funds and invests substantially all of its assets in other underlying funds. Because the Investment Portfolioinvests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
Prospectuses Available [Text Block]	The following is a list of Investment Portfolios under the Contract. More information about the Investment Portfolios is available in the prospectuses for the Investment Portfolios, which may be amended from time to time and can be found online at https://dfinview.com/BHF/TAHD/BHF228. You can also request this information at no cost by calling (888) 243-1932 or sending an email request to rcg@brighthousefinancial.com. Depending on the optional benefits you choose, you may not be able to invest in certain Investment Portfolios. See Appendix B:Investment Portfolios Available Under the Benefits Offered Under the Contract. The current expenses and performance information below reflects fees and expenses of the Investment Portfolio, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Investment Portfolio’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks both capital appreciation and current income.	Invesco V.I. Equity and Income Fund — Series II Invesco Advisers, Inc.	0.82%	10.24%	9.64%	6.78%
Seeks long-term growth of capital.	Invesco V.I. EQV International Equity Fund — Series II Invesco Advisers, Inc.	1.15%	17.86%	8.15%	4.07%
Seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund® — Series II Invesco Advisers, Inc.	1.13%	17.82%	12.79%	8.66%
Seeks long-term growth of capital.	American Funds Global Growth Fund — Class 4# Capital Research and Management CompanySM	0.91%	22.29%	13.36%	9.30%
Seeks long-term growth of capital.	American Funds Global Small Capitalization Fund — Class 4# Capital Research and Management CompanySM	1.16%	15.79%	8.03%	5.51%
Seeks long-term growth of capital and income.	American Funds Growth-Income Fund — Class 4 Capital Research and Management CompanySM	0.78%	25.82%	13.08%	10.63%
Seeks as high a level of current income as is consistent with the preservation of capital.	American Funds The Bond Fund of America — Class 4# Capital Research and Management CompanySM	0.73%	4.72%	1.62%	1.83%
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund — Class III# BlackRock Advisors, LLC Subadviser: BlackRock (Singapore) Limited	1.02%	12.49%	7.39%	4.63%
Seeks capital appreciation and current income.	AB Global Dynamic Allocation Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: AllianceBernstein L.P.	0.90%	11.64%	3.99%	3.70%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks to maximize total return.	AB International Bond Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: AllianceBernstein L.P.	0.88%	8.91%	—	—
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	American Funds® Balanced Allocation Portfolio — Class C‡ Brighthouse Investment Advisers, LLC	0.96%	16.49%	8.48%	6.67%
Seeks growth of capital.	American Funds® Growth Allocation Portfolio — Class C‡ Brighthouse Investment Advisers, LLC	0.99%	20.27%	10.43%	8.01%
Seeks to achieve growth of capital.	American Funds® Growth Portfolio — Class C Brighthouse Investment Advisers, LLC; Capital Research and Management CompanySM	0.92%	37.99%	18.29%	13.99%
Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.	American Funds® Moderate Allocation Portfolio — Class C‡ Brighthouse Investment Advisers, LLC	0.94%	12.91%	6.76%	5.49%
Seeks capital appreciation and current income.	BlackRock Global Tactical Strategies Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.	0.93%	13.32%	4.89%	3.97%
Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock High Yield Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.	0.90%	13.07%	5.66%	4.53%
Seeks growth of capital.	Brighthouse Asset Allocation 100 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.99%	20.81%	11.55%	7.92%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Balanced Plus Portfolio — Class B* Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: Pacific Investment Management Company LLC	0.97%	9.24%	5.01%	4.78%
Seeks capital appreciation.	Brighthouse/abrdn Emerging Markets Equity Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: abrdn Investments Limited	1.21%	6.47%	2.88%	1.30%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks a high level of current income.	Brighthouse/Eaton Vance Floating Rate Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: Eaton Vance Management	0.95%	10.79%	4.27%	3.41%
Seeks a high level of current income, while seeking preservation of shareholders’ capital.	Brighthouse/Franklin Low Duration Total Return Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.	0.73%	5.59%	1.51%	1.29%
Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	CBRE Global Real Estate Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.90%	12.73%	6.15%	4.38%
Seeks long-term capital appreciation.	Harris Oakmark International Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.98%	18.95%	7.24%	3.19%
Seeks total return.	Invesco Balanced-Risk Allocation Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.94%	6.44%	5.36%	4.21%
Seeks capital growth and income.	Invesco Comstock Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.81%	12.21%	13.33%	8.86%
Seeks capital appreciation.	Invesco Global Equity Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.83%	34.58%	12.20%	8.41%
Seeks long-term growth of capital.	Invesco Small Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.06%	11.90%	8.64%	7.39%
Seeks capital appreciation and current income.	JPMorgan Global Active Allocation Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.98%	10.51%	5.56%	4.66%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks high total investment return through a combination of capital appreciation and income.	Loomis Sayles Global Allocation Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.04%	22.20%	9.41%	7.19%
Seeks long-term growth of capital.	Loomis Sayles Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.80%	51.73%	16.12%	10.53%
Seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.	MetLife Multi-Index Targeted Risk Portfolio — Class B* Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: MetLife Investment Management, LLC	0.66%	13.82%	5.03%	4.44%
Seeks capital appreciation.	MFS® Research International Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.90%	12.82%	8.54%	4.17%
Seeks capital appreciation.	Morgan Stanley Discovery Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.92%	40.86%	10.81%	8.50%
Seeks total return.	PanAgora Global Diversified Risk Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: PanAgora Asset Management, Inc.	0.98%	4.71%	2.47%	—
Seeks maximum real return, consistent with preservation of capital and prudent investment management.	PIMCO Inflation Protected Bond Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.93%	3.59%	3.05%	2.08%
Seeks capital appreciation and current income.	Schroders Global Multi-Asset Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: Schroder Investment Management North America Inc.	0.95%	15.02%	4.88%	4.02%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks to provide total return, primarily through capital appreciation.	SSGA Emerging Markets Enhanced Index Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc	0.98%	12.50%	—	—
Seeks growth of capital and income.	SSGA Growth and Income ETF Portfolio — Class B‡ Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.77%	13.97%	7.51%	5.49%
Seeks growth of capital.	SSGA Growth ETF Portfolio — Class B‡ Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.80%	15.75%	9.20%	6.43%
Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	T. Rowe Price Large Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.78%	9.64%	11.26%	8.66%
Seeks high total return by investing in equity securities of mid-sized companies.	Victory Sycamore Mid Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.	0.85%	9.94%	14.38%	8.30%
Seeks a high level of current income, consistent with preservation of principal.	Western Asset Management Government Income Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.72%	4.39%	0.21%	1.26%
Seeks long-term growth of capital.	Baillie Gifford International Stock Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited	1.00%	18.36%	6.88%	4.46%
Seeks a competitive total return primarily from investing in fixed- income securities.	BlackRock Bond Income Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.64%	5.59%	1.28%	1.95%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	BlackRock Capital Appreciation Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.82%	49.23%	15.86%	12.60%
Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	BlackRock Ultra-Short Term Bond Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.61%	4.80%	1.50%	0.98%
Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Asset Allocation 20 Portfolio — Class B#‡ Brighthouse Investment Advisers, LLC	0.89%	7.83%	3.62%	3.05%
Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Asset Allocation 40 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.89%	10.52%	5.60%	4.34%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Asset Allocation 60 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.91%	13.59%	7.72%	5.67%
Seeks growth of capital.	Brighthouse Asset Allocation 80 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.94%	17.30%	9.75%	6.91%
Seeks long-term capital appreciation.	Brighthouse/Dimensional International Small Company Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Dimensional Fund Advisors LP	1.05%	13.52%	7.32%	4.42%
Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse/Wellington Core Equity Opportunities Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.86%	7.38%	12.84%	10.08%
Seeks to track the performance of the Bloomberg U.S. Aggregate Bond Index.	MetLife Aggregate Bond Index Portfolio — Class G Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.58%	4.90%	0.57%	1.27%
Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.	MetLife Mid Cap Stock Index Portfolio — Class G Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.61%	15.76%	12.00%	8.68%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks to track the performance of the MSCI EAFE® Index.	MetLife MSCI EAFE® Index Portfolio — Class G Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.69%	17.58%	7.67%	3.75%
Seeks to track the performance of the Russell 2000® Index.	MetLife Russell 2000® Index Portfolio — Class G Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.62%	16.47%	9.57%	6.84%
Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	MetLife Stock Index Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.51%	25.63%	15.10%	11.47%
Seeks to maximize total return consistent with preservation of capital.	Western Asset Management Strategic Bond Opportunities Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.81%	9.22%	2.54%	2.76%
Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Western Asset Management U.S. Government Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.75%	4.59%	0.70%	0.98%
Seeks long-term capital appreciation.	Contrafund® Portfolio — Service Class 2 Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.81%	33.12%	16.36%	11.33%
Seeks long-term growth of capital.	Mid Cap Portfolio — Service Class 2 Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.82%	14.80%	12.17%	7.85%
Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund — Class 2# Franklin Advisers, Inc.	0.71%	8.62%	6.98%	5.01%
Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Shares VIP Fund — Class 2 Franklin Mutual Advisers, LLC	0.93%	13.46%	7.82%	5.43%
Seeks long-term total return.	Franklin Small Cap Value VIP Fund — Class 2# Franklin Mutual Advisers, LLC	0.91%	12.75%	11.06%	7.04%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Templeton Global Bond VIP Fund — Class 2# Franklin Advisers, Inc.	0.75%	2.88%	-2.13%	-0.66%
Seeks long-term growth of capital.	Janus Henderson Global Sustainable Equity Portfolio — Service Shares# Janus Henderson Investors US LLC	1.12%	23.24%	—	—
Seeks long-term capital appreciation.	ClearBridge Variable Appreciation Portfolio — Class II Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.97%	19.39%	13.79%	—
Seeks dividend income, growth of dividend income and long-term capital appreciation.	ClearBridge Variable Dividend Strategy Portfolio — Class II Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.00%	14.01%	13.35%	10.17%
Seeks long-term growth of capital.	ClearBridge Variable Small Cap Growth Portfolio — Class II Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.05%	8.12%	9.29%	7.62%
Seeks to maximize total return.	Western Asset Variable Global High Yield Bond Portfolio — Class II Legg Mason Partners Fund Advisor, LLC Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Pte. Ltd.	1.08%	9.96%	3.17%	2.63%
Seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.	Pioneer Mid Cap Value VCT Portfolio — Class II Amundi Asset Management US, Inc.	1.05%	11.91%	12.46%	7.38%

Portfolio Company Objective [Text Block]	Investment Objectives
Benefits Available for Portfolio Companies [Table Text Block]	APPENDIX B Investment Portfolios Available Under the Benefits Offered Under the Contract If you have elected an optional benefit under the contract, your contract may be subject to investment allocation restrictions, as reflected in the following table. See “Investment Allocation Restrictions for Certain Riders” for more details. If your optional benefit is not included in the table below, your contract is not currently subject to any investment allocation restrictions.
Optional Benefit
FlexChoice Access GLWB
FlexChoice GLWB
GLWB Death Benefit
You may not allocate Purchase Payments to the Standard Dollar Cost Averaging Program if you elect any of these optional benefits.Investment Allocation and Other Purchase Payment Restrictions for the GLWB FlexChoice Access GLWB (available for purchase on and after March 5, 2018) and GLWB Death Benefit. If you elect the FlexChoice Access GLWB with or without the GLWB Death Benefit, you must allocate your investments according to either Option A or Option B below. Option A. You must allocate 100% of your Purchase Payments or Account Value among:
AB Global Dynamic Allocation Portfolio
American Funds® Balanced Allocation Portfolio
American Funds® Moderate Allocation Portfolio
BlackRock Global Allocation V.I. Fund
BlackRock Global Tactical Strategies Portfolio
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Balanced Plus Portfolio
Franklin Income VIP Fund
Invesco Balanced-Risk Allocation Portfolio
JPMorgan Global Active Allocation Portfolio
Loomis Sayles Global Allocation Portfolio
MetLife Multi-Index Targeted Risk Portfolio
PanAgora Global Diversified Risk Portfolio
Schroders Global Multi-Asset Portfolio
SSGA Growth and Income ETF Portfolio
OR Option B. You must allocate up to 70% of Purchase Payments or Account Value to Platform 1 portfolios; and at least 30% of Purchase Payments or Account Value to Platform 2 portfolios. We will automatically rebalance your allocations quarterly. The investment options in each Platform are:
Platform 1	Platform 2
A maximum of 70% of Purchase Payments or Account Value	A minimum of 30% of Purchase Payments or Account Value
AB Global Dynamic Allocation Portfolio	AB International Bond Portfolio
American Funds Global Growth Fund	American Funds The Bond Fund of America
American Funds Global Small Capitalization Fund	BlackRock Bond Income Portfolio
American Funds Growth-Income Fund	BlackRock High Yield Portfolio
American Funds® Balanced Allocation Portfolio	BlackRock Ultra-Short Term Bond Portfolio
American Funds® Growth Allocation Portfolio	Brighthouse/Eaton Vance Floating Rate Portfolio
American Funds® Growth Portfolio	Brighthouse/Franklin Low Duration Total Return Portfolio
American Funds® Moderate Allocation Portfolio	MetLife Aggregate Bond Index Portfolio
Platform 1	Platform 2
A maximum of 70% of Purchase Payments or Account Value	A minimum of 30% of Purchase Payments or Account Value
Baillie Gifford International Stock Portfolio	PIMCO Inflation Protected Bond Portfolio
BlackRock Capital Appreciation Portfolio	Templeton Global Bond VIP Fund
BlackRock Global Allocation V.I. Fund	Western Asset Management Government Income Portfolio
BlackRock Global Tactical Strategies Portfolio	Western Asset Management Strategic Bond Opportunities Portfolio
Brighthouse Asset Allocation 100 Portfolio	Western Asset Management U.S. Government Portfolio
Brighthouse Asset Allocation 20 Portfolio	Western Asset Variable Global High Yield Bond Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Balanced Plus Portfolio
Brighthouse/abrdn Emerging Markets Equity Portfolio
Brighthouse/Dimensional International Small Company Portfolio
Brighthouse/Wellington Core Equity Opportunities Portfolio
CBRE Global Real Estate Portfolio
ClearBridge Variable Appreciation Portfolio
ClearBridge Variable Dividend Strategy Portfolio
ClearBridge Variable Small Cap Growth Portfolio
Contrafund® Portfolio
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Franklin Small Cap Value VIP Fund
Harris Oakmark International Portfolio
Invesco Balanced-Risk Allocation Portfolio
Invesco Comstock Portfolio
Invesco Global Equity Portfolio
Invesco Small Cap Growth Portfolio
Invesco V.I. Equity and Income Fund
Invesco V.I. EQV International Equity Fund
Invesco V.I. Main Street Small Cap Fund®
Janus Henderson Global Sustainable Equity Portfolio
JPMorgan Global Active Allocation Portfolio
Loomis Sayles Global Allocation Portfolio
Loomis Sayles Growth Portfolio
MetLife Mid Cap Stock Index Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Multi-Index Targeted Risk Portfolio
MetLife Russell 2000® Index Portfolio
MetLife Stock Index Portfolio
MFS® Research International Portfolio
Mid Cap Portfolio
Morgan Stanley Discovery Portfolio
Platform 1	Platform 2
A maximum of 70% of Purchase Payments or Account Value	A minimum of 30% of Purchase Payments or Account Value
PanAgora Global Diversified Risk Portfolio
Pioneer Mid Cap Value VCT Portfolio
Schroders Global Multi-Asset Portfolio
SSGA Emerging Markets Enhanced Index Portfolio
SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio
T. Rowe Price Large Cap Value Portfolio
Victory Sycamore Mid Cap Value Portfolio
FlexChoice GLWB (available for purchase prior to March 5, 2018) and the GLWB Death Benefit. For contracts issued with FlexChoice GLWB with or without the GLWB Death Benefit, you must allocate a minimum of 80% of your investments to Platform 1 and you may allocate a maximum of 20% of your investment to Platform 2 below. You select the amount to invest (by percentage) in the funds under the contract, but the amount of Purchase Payments or Account Value that you allocate to the groups identified below must comply with the specified minimums or maximums percentages for those groups. We will automatically rebalance your allocations quarterly.
Platform 1	Platform 2
A minimum of 80% of your Purchase Payments or Account Value	A maximum of 20% of Purchase Payments or Account Value
AB Global Dynamic Allocation Portfolio	American Funds® Balanced Allocation Portfolio
BlackRock Global Tactical Strategies Portfolio	American Funds® Moderate Allocation Portfolio
Brighthouse Balanced Plus Portfolio	Brighthouse Asset Allocation 20 Portfolio
Invesco Balanced-Risk Allocation Portfolio	Brighthouse Asset Allocation 40 Portfolio
JPMorgan Global Active Allocation Portfolio	Brighthouse Asset Allocation 60 Portfolio
MetLife Aggregate Bond Index Portfolio	SSGA Growth and Income ETF Portfolio
MetLife Multi-Index Targeted Risk Portfolio
PanAgora Global Diversified Risk Portfolio
Schroders Global Multi-Asset Portfolio
Western Asset Management Government Income Portfolio

Temporary Fee Reductions, Current Expenses [Text Block]	Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursements and/or fee waivers, which are reflected in the Current Expenses. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.
Prime Options BLIC | UnsuitableasShortTermSavingsVehicleMember
Prospectus:
Principal Risk [Text Block]	Unsuitable as Short-Term Savings Vehicle. The contract is intended for retirement savings or other long-term investment purposes. The benefits of tax deferral and living benefit protection also mean the contract is more beneficial to investors with a long time horizon. It is not suitable as a short-term savings vehicle. This means if you plan to withdraw money or surrender the contract for short-term needs, it may not be the right contract for you. A charge may be assessed on withdrawals and surrenders, and it could be substantial. Please discuss your insurance needs and financial objectives with your financial representative.
Prime Options BLIC | InvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Investment Risk. You bear the risk of any decline in the Account Value of your contract resulting from the performance of the Investment Portfolios you have chosen. The Account Value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Investment Portfolio. This risk could have a significant negative impact on certain benefits and guarantees under the contract. The investment risks are described in the prospectuses for the Investment Portfolios.
Prime Options BLIC | InvestmentPortfoliosThatHaveAManagedVolatilityStrategyMember
Prospectus:
Principal Risk [Text Block]	Investment Portfolios That Have A Managed Volatility Strategy. Certain Investment Portfolios are managed in a way that is intended to minimize volatility of returns (referred to as a “managed volatility strategy”). Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to these Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by “smoothing” returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns. If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.
Prime Options BLIC | InvestmentRestrictionsOpportunityRisksMember
Prospectus:
Principal Risk [Text Block]	Investment Restrictions – Opportunity Risks. Generally, the living benefit riders impose restrictions and limitations on your choices of Investment Portfolios. These restrictions and requirements are intended to protect BLIC, and reduce the likelihood that we will have to pay guaranteed benefits under the riders out of our own assets. The restrictions and requirements could result in your missing out on some or all positive investment performance by certain of the portfolio companies – this means your opportunity for investment gains may be limited.
Prime Options BLIC | TaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable (to the extent of any earnings in the contract), and prior to age 59 1∕2 a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains.
Prime Options BLIC | CybersecurityandCertainBusinessContinuityRisksMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity and Certain Business Continuity Risks. Our variable annuity contract business is largely conducted through complex information technology and communications systems operated by us and our service providers and business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). Our operations rely on the secure processing, storage and transmission of confidential and other information in our systems and the systems of third party service providers. For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems. We have established administrative and technical controls and business continuity and resilience plans to protect our operations against attempts by unauthorized third parties to improperly access, modify, disrupt the operation of, or prevent access to critical networks or systems or data within them (a “cyber-attack”). Despite these protocols, the techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources including terrorists, nation states, financially motivated actors, internal actors, or third parties, such as external service providers, and the techniques used change frequently or are often not recognized until after they have been launched. The rapid evolution and increased adoption of artificial intelligence technologies may intensify our cybersecurity risks, including the deployment of artificial intelligence technologies by threat actors. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. A cyber-attack could have a material, negative impact on BLIC and the Separate Account, as well as individual Owners and their contracts. There are inherent limitations in our plans and systems, including the possibility that certain risks have not been identified or that unknown threats may emerge in the future. Unanticipated problems with, or failures of, our disaster recovery systems and business continuity plans could have a material impact on our ability to conduct business and on our financial condition and operations, and such events could result in regulatory fines or sanctions, litigation, penalties or financial losses, reputational harm, loss of customers, and/or additional compliance costs for us. Our operations also could be negatively impacted by a cyber-attack affecting a third party, such as a service provider, business partner, another participant in the financial markets, or a governmental or regulatory authority. Potential attacks can occur through a variety of sources, including, but not limited to, cyber-attacks, phishing attacks, account takeover attempts, the introduction of computer viruses or malicious code, ransomware or other extortion tactics, denial of service attacks, credential stuffing, and other computer-related penetrations. Hardware, software or applications developed by us or received from third parties may contain exploitable vulnerabilities, bugs, or defects in design, maintenance or manufacture or other issues that could compromise information and cybersecurity. Malicious actors may attempt to fraudulently induce employees, customers, or other users of our systems to disclose credentials or other similar sensitive information in order to gain access to our systems or data, or that of our customers, through social engineering, phishing, mobile phone malware, and other methods. Cybersecurity threats can originate from a wide variety of sources including, but not limited to, natural catastrophe, military or terrorist actions, public health crises (such as the COVID-19 pandemic), and unanticipated problems with our or our service providers’ disaster recovery systems. Such disasters and events may adversely affect our ability to conduct business or administer the contract, particularly if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cyber-attacks, disruptions or failures to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and/or possible loss, misappropriation or corruption of confidential Owner or business information; or impede order processing or cause other operational issues. Cyber-attacks, disruptions or failures may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks, disruptions or failures in the future. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Portfolios invest.
Prime Options BLIC | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract including loss of principal.
Prime Options BLIC | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.Withdrawal charges may apply for the first 8 years of the Contract.Withdrawal charges will reduce the value of your Contract if you withdraw money during that time.The benefits of tax deferral and living benefit protection also mean the Contract is more beneficial to investors with a long time horizon.
Prime Options BLIC | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolio Companies).•Each investment option, including the Fixed Account, has its own unique risks.•You should review the prospectuses for the available funds and the prospectus disclosure concerning the Fixed Account before making an investment decision.
Prime Options BLIC | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risks related to us. Any obligations (including under the Fixed Account), and guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about BLIC, including our financial strength ratings, is available by contacting us at (888) 243-1968.
Principal Risk [Text Block]	Insurance Company Risk. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we promise. Likewise, our experiencing financial difficulty could impair our ability to fulfill our obligations under the Fixed Account offered under this Contract.
Prime Options BLIC | InvescoVIEquityandIncomeFundSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks both capital appreciation and current income.
Portfolio Company Name [Text Block]	Invesco V.I. Equity and Income Fund — Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	10.24%
Average Annual Total Returns, 5 Years [Percent]	9.64%
Average Annual Total Returns, 10 Years [Percent]	6.78%
Prime Options BLIC | InvescoVIEQVInternationalEquityFundSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Invesco V.I. EQV International Equity Fund — Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	17.86%
Average Annual Total Returns, 5 Years [Percent]	8.15%
Average Annual Total Returns, 10 Years [Percent]	4.07%
Prime Options BLIC | InvescoVIMainStreetSmallCapFundSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Small Cap Fund® — Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	17.82%
Average Annual Total Returns, 5 Years [Percent]	12.79%
Average Annual Total Returns, 10 Years [Percent]	8.66%
Prime Options BLIC | AmericanFundsGlobalGrowthFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds Global Growth Fund — Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	22.29%
Average Annual Total Returns, 5 Years [Percent]	13.36%
Average Annual Total Returns, 10 Years [Percent]	9.30%
Prime Options BLIC | AmericanFundsGlobalSmallCapitalizationFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds Global Small Capitalization Fund — Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	15.79%
Average Annual Total Returns, 5 Years [Percent]	8.03%
Average Annual Total Returns, 10 Years [Percent]	5.51%
Prime Options BLIC | AmericanFundsGrowthIncomeFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and income.
Portfolio Company Name [Text Block]	American Funds Growth-Income Fund — Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	25.82%
Average Annual Total Returns, 5 Years [Percent]	13.08%
Average Annual Total Returns, 10 Years [Percent]	10.63%
Prime Options BLIC | AmericanFundsTheBondFundofAmericaClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks as high a level of current income as is consistent with the preservation of capital.
Portfolio Company Name [Text Block]	American Funds The Bond Fund of America — Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	4.72%
Average Annual Total Returns, 5 Years [Percent]	1.62%
Average Annual Total Returns, 10 Years [Percent]	1.83%
Prime Options BLIC | BlackRockGlobalAllocationVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high total investment return.
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund — Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock (Singapore) Limited
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	12.49%
Average Annual Total Returns, 5 Years [Percent]	7.39%
Average Annual Total Returns, 10 Years [Percent]	4.63%
Prime Options BLIC | ABGlobalDynamicAllocationPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation and current income.
Portfolio Company Name [Text Block]	AB Global Dynamic Allocation Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	11.64%
Average Annual Total Returns, 5 Years [Percent]	3.99%
Average Annual Total Returns, 10 Years [Percent]	3.70%
Prime Options BLIC | ABInternationalBondPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return.
Portfolio Company Name [Text Block]	AB International Bond Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	8.91%
Prime Options BLIC | AmericanFundsBalancedAllocationPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	16.49%
Average Annual Total Returns, 5 Years [Percent]	8.48%
Average Annual Total Returns, 10 Years [Percent]	6.67%
Prime Options BLIC | AmericanFundsGrowthAllocationPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	20.27%
Average Annual Total Returns, 5 Years [Percent]	10.43%
Average Annual Total Returns, 10 Years [Percent]	8.01%
Prime Options BLIC | AmericanFundsGrowthPortfolioClassCMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to achieve growth of capital.
Portfolio Company Name [Text Block]	American Funds® Growth Portfolio — Class C
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC; Capital Research and Management CompanySM
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	37.99%
Average Annual Total Returns, 5 Years [Percent]	18.29%
Average Annual Total Returns, 10 Years [Percent]	13.99%
Prime Options BLIC | AmericanFundsModerateAllocationPortfolioClassCMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.
Portfolio Company Name [Text Block]	American Funds® Moderate Allocation Portfolio — Class C
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	12.91%
Average Annual Total Returns, 5 Years [Percent]	6.76%
Average Annual Total Returns, 10 Years [Percent]	5.49%
Prime Options BLIC | BlackRockGlobalTacticalStrategiesPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation and current income.
Portfolio Company Name [Text Block]	BlackRock Global Tactical Strategies Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Financial Management, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	13.32%
Average Annual Total Returns, 5 Years [Percent]	4.89%
Average Annual Total Returns, 10 Years [Percent]	3.97%
Prime Options BLIC | BlackRockHighYieldPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return, consistent with income generation and prudent investment management.
Portfolio Company Name [Text Block]	BlackRock High Yield Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Financial Management, Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	13.07%
Average Annual Total Returns, 5 Years [Percent]	5.66%
Average Annual Total Returns, 10 Years [Percent]	4.53%
Prime Options BLIC | BrighthouseAssetAllocation100PortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 100 Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	20.81%
Average Annual Total Returns, 5 Years [Percent]	11.55%
Average Annual Total Returns, 10 Years [Percent]	7.92%
Prime Options BLIC | BrighthouseBalancedPlusPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Portfolio Company Name [Text Block]	Brighthouse Balanced Plus Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Overlay Portion: Pacific Investment Management Company LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	9.24%
Average Annual Total Returns, 5 Years [Percent]	5.01%
Average Annual Total Returns, 10 Years [Percent]	4.78%
Prime Options BLIC | BrighthouseabrdnEmergingMarketsEquityPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Brighthouse/abrdn Emerging Markets Equity Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	abrdn Investments Limited
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	6.47%
Average Annual Total Returns, 5 Years [Percent]	2.88%
Average Annual Total Returns, 10 Years [Percent]	1.30%
Prime Options BLIC | BrighthouseEatonVanceFloatingRatePortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high level of current income.
Portfolio Company Name [Text Block]	Brighthouse/Eaton Vance Floating Rate Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Eaton Vance Management
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	10.79%
Average Annual Total Returns, 5 Years [Percent]	4.27%
Average Annual Total Returns, 10 Years [Percent]	3.41%
Prime Options BLIC | BrighthouseFranklinLowDurationTotalReturnPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high level of current income, while seeking preservation of shareholders’ capital.
Portfolio Company Name [Text Block]	Brighthouse/Franklin Low Duration Total Return Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	5.59%
Average Annual Total Returns, 5 Years [Percent]	1.51%
Average Annual Total Returns, 10 Years [Percent]	1.29%
Prime Options BLIC | CBREGlobalRealEstatePortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.
Portfolio Company Name [Text Block]	CBRE Global Real Estate Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	CBRE Investment Management Listed Real Assets LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	12.73%
Average Annual Total Returns, 5 Years [Percent]	6.15%
Average Annual Total Returns, 10 Years [Percent]	4.38%
Prime Options BLIC | HarrisOakmarkInternationalPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Harris Oakmark International Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Harris Associates L.P.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	18.95%
Average Annual Total Returns, 5 Years [Percent]	7.24%
Average Annual Total Returns, 10 Years [Percent]	3.19%
Prime Options BLIC | InvescoBalancedRiskAllocationPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Name [Text Block]	Invesco Balanced-Risk Allocation Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	6.44%
Average Annual Total Returns, 5 Years [Percent]	5.36%
Average Annual Total Returns, 10 Years [Percent]	4.21%
Prime Options BLIC | InvescoComstockPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital growth and income.
Portfolio Company Name [Text Block]	Invesco Comstock Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	12.21%
Average Annual Total Returns, 5 Years [Percent]	13.33%
Average Annual Total Returns, 10 Years [Percent]	8.86%
Prime Options BLIC | InvescoGlobalEquityPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Invesco Global Equity Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	34.58%
Average Annual Total Returns, 5 Years [Percent]	12.20%
Average Annual Total Returns, 10 Years [Percent]	8.41%
Prime Options BLIC | InvescoSmallCapGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	11.90%
Average Annual Total Returns, 5 Years [Percent]	8.64%
Average Annual Total Returns, 10 Years [Percent]	7.39%
Prime Options BLIC | JPMorganGlobalActiveAllocationPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation and current income.
Portfolio Company Name [Text Block]	JPMorgan Global Active Allocation Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	10.51%
Average Annual Total Returns, 5 Years [Percent]	5.56%
Average Annual Total Returns, 10 Years [Percent]	4.66%
Prime Options BLIC | LoomisSaylesGlobalAllocationPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high total investment return through a combination of capital appreciation and income.
Portfolio Company Name [Text Block]	Loomis Sayles Global Allocation Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	22.20%
Average Annual Total Returns, 5 Years [Percent]	9.41%
Average Annual Total Returns, 10 Years [Percent]	7.19%
Prime Options BLIC | LoomisSaylesGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Loomis Sayles Growth Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	51.73%
Average Annual Total Returns, 5 Years [Percent]	16.12%
Average Annual Total Returns, 10 Years [Percent]	10.53%
Prime Options BLIC | MetLifeMultiIndexTargetedRiskPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.
Portfolio Company Name [Text Block]	MetLife Multi-Index Targeted Risk Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Overlay Portion: MetLife Investment Management, LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	13.82%
Average Annual Total Returns, 5 Years [Percent]	5.03%
Average Annual Total Returns, 10 Years [Percent]	4.44%
Prime Options BLIC | MFSResearchInternationalPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	MFS® Research International Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	12.82%
Average Annual Total Returns, 5 Years [Percent]	8.54%
Average Annual Total Returns, 10 Years [Percent]	4.17%
Prime Options BLIC | MorganStanleyDiscoveryPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Morgan Stanley Discovery Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	40.86%
Average Annual Total Returns, 5 Years [Percent]	10.81%
Average Annual Total Returns, 10 Years [Percent]	8.50%
Prime Options BLIC | PanAgoraGlobalDiversifiedRiskPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Name [Text Block]	PanAgora Global Diversified Risk Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	PanAgora Asset Management, Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	4.71%
Average Annual Total Returns, 5 Years [Percent]	2.47%
Prime Options BLIC | PIMCOInflationProtectedBondPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum real return, consistent with preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO Inflation Protected Bond Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	3.59%
Average Annual Total Returns, 5 Years [Percent]	3.05%
Average Annual Total Returns, 10 Years [Percent]	2.08%
Prime Options BLIC | SchrodersGlobalMultiAssetPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation and current income.
Portfolio Company Name [Text Block]	Schroders Global Multi-Asset Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Schroder Investment Management North America Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	15.02%
Average Annual Total Returns, 5 Years [Percent]	4.88%
Average Annual Total Returns, 10 Years [Percent]	4.02%
Prime Options BLIC | SSGAEmergingMarketsEnhancedIndexPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide total return, primarily through capital appreciation.
Portfolio Company Name [Text Block]	SSGA Emerging Markets Enhanced Index Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	12.50%
Prime Options BLIC | SSGAGrowthandIncomeETFPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks growth of capital and income.
Portfolio Company Name [Text Block]	SSGA Growth and Income ETF Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	13.97%
Average Annual Total Returns, 5 Years [Percent]	7.51%
Average Annual Total Returns, 10 Years [Percent]	5.49%
Prime Options BLIC | SSGAGrowthETFPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Portfolio Company Name [Text Block]	SSGA Growth ETF Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	15.75%
Average Annual Total Returns, 5 Years [Percent]	9.20%
Average Annual Total Returns, 10 Years [Percent]	6.43%
Prime Options BLIC | TRowePriceLargeCapValuePortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.
Portfolio Company Name [Text Block]	T. Rowe Price Large Cap Value Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	9.64%
Average Annual Total Returns, 5 Years [Percent]	11.26%
Average Annual Total Returns, 10 Years [Percent]	8.66%
Prime Options BLIC | VictorySycamoreMidCapValuePortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high total return by investing in equity securities of mid-sized companies.
Portfolio Company Name [Text Block]	Victory Sycamore Mid Cap Value Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	9.94%
Average Annual Total Returns, 5 Years [Percent]	14.38%
Average Annual Total Returns, 10 Years [Percent]	8.30%
Prime Options BLIC | WesternAssetManagementGovernmentIncomePortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high level of current income, consistent with preservation of principal.
Portfolio Company Name [Text Block]	Western Asset Management Government Income Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	4.39%
Average Annual Total Returns, 5 Years [Percent]	0.21%
Average Annual Total Returns, 10 Years [Percent]	1.26%
Prime Options BLIC | BaillieGiffordInternationalStockPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Baillie Gifford International Stock Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Baillie Gifford Overseas Limited
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	18.36%
Average Annual Total Returns, 5 Years [Percent]	6.88%
Average Annual Total Returns, 10 Years [Percent]	4.46%
Prime Options BLIC | BlackRockBondIncomePortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a competitive total return primarily from investing in fixed-income securities.
Portfolio Company Name [Text Block]	BlackRock Bond Income Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	5.59%
Average Annual Total Returns, 5 Years [Percent]	1.28%
Average Annual Total Returns, 10 Years [Percent]	1.95%
Prime Options BLIC | BlackRockCapitalAppreciationPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	49.23%
Average Annual Total Returns, 5 Years [Percent]	15.86%
Average Annual Total Returns, 10 Years [Percent]	12.60%
Prime Options BLIC | BlackRockUltraShortTermBondPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high level of current income consistent with prudent investment risk and preservation of capital.
Portfolio Company Name [Text Block]	BlackRock Ultra-Short Term Bond Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	4.80%
Average Annual Total Returns, 5 Years [Percent]	1.50%
Average Annual Total Returns, 10 Years [Percent]	0.98%
Prime Options BLIC | BrighthouseAssetAllocation20PortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high level of current income, with growth of capital as a secondary objective.
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 20 Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	7.83%
Average Annual Total Returns, 5 Years [Percent]	3.62%
Average Annual Total Returns, 10 Years [Percent]	3.05%
Prime Options BLIC | BrighthouseAssetAllocation40PortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 40 Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	10.52%
Average Annual Total Returns, 5 Years [Percent]	5.60%
Average Annual Total Returns, 10 Years [Percent]	4.34%
Prime Options BLIC | BrighthouseAssetAllocation60PortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 60 Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	13.59%
Average Annual Total Returns, 5 Years [Percent]	7.72%
Average Annual Total Returns, 10 Years [Percent]	5.67%
Prime Options BLIC | BrighthouseAssetAllocation80PortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 80 Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	17.30%
Average Annual Total Returns, 5 Years [Percent]	9.75%
Average Annual Total Returns, 10 Years [Percent]	6.91%
Prime Options BLIC | BrighthouseDimensionalInternationalSmallCompanyPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Brighthouse/Dimensional International Small Company Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	13.52%
Average Annual Total Returns, 5 Years [Percent]	7.32%
Average Annual Total Returns, 10 Years [Percent]	4.42%
Prime Options BLIC | BrighthouseWellingtonCoreEquityOpportunitiesPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.
Portfolio Company Name [Text Block]	Brighthouse/Wellington Core Equity Opportunities Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	7.38%
Average Annual Total Returns, 5 Years [Percent]	12.84%
Average Annual Total Returns, 10 Years [Percent]	10.08%
Prime Options BLIC | MetLifeAggregateBondIndexPortfolioClassGMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to track the performance of the Bloomberg U.S. Aggregate Bond Index.
Portfolio Company Name [Text Block]	MetLife Aggregate Bond Index Portfolio — Class G
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	4.90%
Average Annual Total Returns, 5 Years [Percent]	0.57%
Average Annual Total Returns, 10 Years [Percent]	1.27%
Prime Options BLIC | MetLifeMidCapStockIndexPortfolioClassGMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.
Portfolio Company Name [Text Block]	MetLife Mid Cap Stock Index Portfolio — Class G
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	15.76%
Average Annual Total Returns, 5 Years [Percent]	12.00%
Average Annual Total Returns, 10 Years [Percent]	8.68%
Prime Options BLIC | MetLifeMSCIEAFEIndexPortfolioClassGMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to track the performance of the MSCI EAFE® Index.
Portfolio Company Name [Text Block]	MetLife MSCI EAFE® Index Portfolio — Class G
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	17.58%
Average Annual Total Returns, 5 Years [Percent]	7.67%
Average Annual Total Returns, 10 Years [Percent]	3.75%
Prime Options BLIC | MetLifeRussell2000IndexPortfolioClassGMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to track the performance of the Russell 2000® Index.
Portfolio Company Name [Text Block]	MetLife Russell 2000® Index Portfolio — Class G
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	16.47%
Average Annual Total Returns, 5 Years [Percent]	9.57%
Average Annual Total Returns, 10 Years [Percent]	6.84%
Prime Options BLIC | MetLifeStockIndexPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to track the performance of the Standard & Poor’s 500®Composite Stock Price Index.
Portfolio Company Name [Text Block]	MetLife Stock Index Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	25.63%
Average Annual Total Returns, 5 Years [Percent]	15.10%
Average Annual Total Returns, 10 Years [Percent]	11.47%
Prime Options BLIC | WesternAssetManagementStrategicBondOpportunitiesPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with preservation of capital.
Portfolio Company Name [Text Block]	Western Asset Management Strategic Bond Opportunities Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	9.22%
Average Annual Total Returns, 5 Years [Percent]	2.54%
Average Annual Total Returns, 10 Years [Percent]	2.76%
Prime Options BLIC | WesternAssetManagementUSGovernmentPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.
Portfolio Company Name [Text Block]	Western Asset Management U.S. Government Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	4.59%
Average Annual Total Returns, 5 Years [Percent]	0.70%
Average Annual Total Returns, 10 Years [Percent]	0.98%
Prime Options BLIC | ContrafundPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Contrafund® Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, and FMR Japan
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	33.12%
Average Annual Total Returns, 5 Years [Percent]	16.36%
Average Annual Total Returns, 10 Years [Percent]	11.33%
Prime Options BLIC | MidCapPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Mid Cap Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, and FMR Japan
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	14.80%
Average Annual Total Returns, 5 Years [Percent]	12.17%
Average Annual Total Returns, 10 Years [Percent]	7.85%
Prime Options BLIC | FranklinIncomeVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize income while maintaining prospects for capital appreciation.
Portfolio Company Name [Text Block]	Franklin Income VIP Fund — Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	8.62%
Average Annual Total Returns, 5 Years [Percent]	6.98%
Average Annual Total Returns, 10 Years [Percent]	5.01%
Prime Options BLIC | FranklinMutualSharesVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation, with income as a secondary goal.
Portfolio Company Name [Text Block]	Franklin Mutual Shares VIP Fund — Class 2
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	13.46%
Average Annual Total Returns, 5 Years [Percent]	7.82%
Average Annual Total Returns, 10 Years [Percent]	5.43%
Prime Options BLIC | FranklinSmallCapValueVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term total return.
Portfolio Company Name [Text Block]	Franklin Small Cap Value VIP Fund — Class 2
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	12.75%
Average Annual Total Returns, 5 Years [Percent]	11.06%
Average Annual Total Returns, 10 Years [Percent]	7.04%
Prime Options BLIC | TempletonGlobalBondVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund — Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	2.88%
Average Annual Total Returns, 5 Years [Percent]	(2.13%)
Average Annual Total Returns, 10 Years [Percent]	(0.66%)
Prime Options BLIC | JanusHendersonGlobalSustainableEquityPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Janus Henderson Global Sustainable Equity Portfolio — Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	23.24%
Prime Options BLIC | ClearBridgeVariableAppreciationPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	ClearBridge Variable Appreciation Portfolio — Class II
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	19.39%
Average Annual Total Returns, 5 Years [Percent]	13.79%
Prime Options BLIC | ClearBridgeVariableDividendStrategyPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks dividend income, growth of dividend income and long-term capital appreciation.
Portfolio Company Name [Text Block]	ClearBridge Variable Dividend Strategy Portfolio — Class II
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	14.01%
Average Annual Total Returns, 5 Years [Percent]	13.35%
Average Annual Total Returns, 10 Years [Percent]	10.17%
Prime Options BLIC | ClearBridgeVariableSmallCapGrowthPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	ClearBridge Variable Small Cap Growth Portfolio — Class II
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	8.12%
Average Annual Total Returns, 5 Years [Percent]	9.29%
Average Annual Total Returns, 10 Years [Percent]	7.62%
Prime Options BLIC | WesternAssetVariableGlobalHighYieldBondPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return.
Portfolio Company Name [Text Block]	Western Asset Variable Global High Yield Bond Portfolio — Class II
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Pte. Ltd.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	9.96%
Average Annual Total Returns, 5 Years [Percent]	3.17%
Average Annual Total Returns, 10 Years [Percent]	2.63%
Prime Options BLIC | PioneerMidCapValueVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.
Portfolio Company Name [Text Block]	Pioneer Mid Cap Value VCT Portfolio — Class II
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	11.91%
Average Annual Total Returns, 5 Years [Percent]	12.46%
Average Annual Total Returns, 10 Years [Percent]	7.38%
Prime Options BLIC | AmericanFundsBalancedAllocationPortfolioClassCMember
Prospectus:
Portfolio Company Name [Text Block]	American Funds® Balanced Allocation Portfolio — Class C
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Prime Options BLIC | AmericanFundsGrowthAllocationPortfolioClassCMember
Prospectus:
Portfolio Company Name [Text Block]	American Funds® Growth Allocation Portfolio — Class C
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Prime Options BLIC | DollarCostAveragingDCAProgramMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging Program
Purpose of Benefit [Text Block]	Allows you to systematically transfer a set amount each month from Investment Portfolios or the Fixed Account to other available Investment Portfolios
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Available only during the Accumulation phase•Transfers only available from the Fixed Account or the BlackRock Ultra-Short Term Bond Portfolio•Not available with the GLWB rider
Name of Benefit [Text Block]	Dollar Cost Averaging Program
Operation of Benefit [Text Block]	Dollar Cost Averaging Program We offer a dollar cost averaging (DCA) program as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The dollar cost averaging program is available only during the Accumulation Phase. We reserve the right to modify, terminate or suspend the dollar cost averaging program. There is no additional charge for participating in the dollar cost averaging program. If you participate in the dollar cost averaging program, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death. The DCA program allows you to systematically transfer a set amount each month from the Fixed Account or from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the DCA program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month. For example, you can instruct us to transfer $1,000 on the first of each month from the BlackRock Ultra-Short Term Bond Portfolio to another Investment Portfolio that you have selected, such as the MetLife Aggregate Bond Index Portfolio. Hypothetically, the $1,000 allocation may have bought 50 Accumulation Units of the MetLife Aggregate Bond Index Portfolio in January, 65 Accumulation Units in February, and 45 Accumulation Units in March. In these three months, you allocated $3,000 to the MetLife Aggregate Bond Index Portfolio which has resulted in 160 Accumulation Units. The value of each Accumulation Unit is an average of the three values used at the time of allocation. If you had allocated the entire $3,000 at one time, the total value might be higher or lower. If you make an additional Purchase Payment while a DCA program is in effect, we will not allocate the additional payment to the DCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA program. Any Purchase Payments received after the DCA program has ended will be allocated as described in “Purchase — Allocation of Purchase Payments.” If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GLWB rider. Automatic Rebalancing Program Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually. An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you “buy low and sell high,” although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses. We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging program is in effect, rebalancing allocations will be based on your current DCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise. The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. If you have selected the GLWB rider, the Fixed Account is not available for automatic rebalancing.For example, assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the Western Asset Management U.S. Government Portfolio and 60% to be in the Invesco Small Cap Growth Portfolio. Over the next 2 1∕2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Western Asset Management U.S. Government Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Western Asset Management U.S. Government Portfolio to bring its value back to 40% and use the money to buy more units in the Invesco Small Cap Growth Portfolio to increase those holdings to 60%.
Prime Options BLIC | AutomaticRebalancingProgramMember
Prospectus:
Name of Benefit [Text Block]	Automatic Rebalancing Program
Purpose of Benefit [Text Block]	Allows us to automatically rebalance your Account Value to return to your original percentage allocations
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Available only during the Accumulation phase•If you have selected the GLWB rider, with or without the GLWB Death Benefit rider, the Fixed Account is not available for automatic rebalancing
Name of Benefit [Text Block]	Automatic Rebalancing Program
Prime Options BLIC | SystematicWithdrawalProgramMember
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawal Program
Purpose of Benefit [Text Block]	Allows you to set up an automatic payment of up to 10% of your total Purchase Payments each year
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Each payment must be at least $100 (unless we consent otherwise).•In the first Contract Year, only monthly or quarterly payments are allowed
Name of Benefit [Text Block]	Systematic Withdrawal Program
Operation of Benefit [Text Block]	Systematic Withdrawal Program You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). For example, you may elect to have $500 withdrawn from your Account Value automatically every month and we will send it to you either by mail or directly into a bank account on file. After the first Contract Year, you can receive payments annually or semi-annually. We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see “Expenses” above.) We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death. Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.
Prime Options BLIC | NursingHomeorHospitalConfinementRiderMember
Prospectus:
Name of Benefit [Text Block]	Nursing Home or Hospital Confinement Rider
Purpose of Benefit [Text Block]	Allows you to withdraw Account Value without a withdrawal charge
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Must own contract for at least one year•You or your joint owner must be confined for at least 90 days•Confinement must be prescribed by a physician and be medically necessary•Terminates on Annuity Date•Not available for owners 81 or older on the contract issue date•Not available in Massachusetts or South DakotaName of BenefitPurposeStandardorOptionalMaximumAnnual FeeCurrentChargesBrief Description ofRestrictions / Limitations
Name of Benefit [Text Block]	Nursing Home or Hospital Confinement Rider
Prime Options BLIC | TerminalIllnessRiderMember
Prospectus:
Name of Benefit [Text Block]	Terminal Illness Rider
Purpose of Benefit [Text Block]	Allows you to withdraw Account Value without a withdrawal charge
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Must own contract for at least one year to incur no withdrawal charge•Must be terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract)•Terminates on Annuity Date•Not available for owners 81 or older on the contract issue date•Not available in Massachusetts
Name of Benefit [Text Block]	Terminal Illness Rider
Prime Options BLIC | StandardDeathBenefitPrincipalProtectionMember
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit –Principal Protection
Purpose of Benefit [Text Block]	Pays a minimum death benefit at least equal to the greater of the Account Value or total Purchase Payments adjusted or any withdrawals
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Withdrawals may proportionately reduce the benefit, and such reductions could be significant
Name of Benefit [Text Block]	Standard Death Benefit –Principal Protection
Operation of Benefit [Text Block]	Standard Death Benefit — Principal Protection The death benefit will be the greater of: (1) the Account Value; or (2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge). If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: “the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date.” In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Principal Protection death benefit will be determined in accordance with (1) or (2) above. (See Appendix G for examples of the Principal Protection death benefit rider.)
Prime Options BLIC | AnnualStepUpDeathBenefitMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.25%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.25%
Name of Benefit [Text Block]	Annual Step-Up Death Benefit
Purpose of Benefit [Text Block]	Pays a death benefit equal to the greater of your Account Value, your total Purchase Payments adjusted for any withdrawals, or your Step-Up Value
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.25%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.25%
Brief Restrictions / Limitations [Text Block]	•Must be 79 or younger at the effective date of your contract•Withdrawals may proportionately reduce the benefit, and such reductions could be significant
Name of Benefit [Text Block]	Annual Step-Up Death Benefit
Calculation Method of Benefit [Text Block]	Annual Step-Up Death Benefit The purpose of this example is to demonstrate how the value of the Annual Step-Up death benefit is determined. This death benefit rider provides beneficiaries the greater of the (1) Account Value; or (2) total Purchase Payments, adjusted proportionately for withdrawals and applicable withdrawal charges; or (3) highest anniversary value until the Contract anniversary prior to your 81st birthday, adjusted proportionately for withdrawals and applicable withdrawal charges Notes to Example The Annual Step-Up death benefit is available for an additional annual charge. You must be age 79 or younger at time of purchase.
Prime Options BLIC | DeathBenefitEarningsPreservationBenefitMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.25%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.25%
Name of Benefit [Text Block]	Death Benefit –Earnings Preservation Benefit
Purpose of Benefit [Text Block]	Pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.25%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.25%
Brief Restrictions / Limitations [Text Block]	•Must be 79 or younger at the effective date of your contract•Benefit may not be available for qualified plans•Not available in WashingtonName of BenefitPurposeStandardorOptionalMaximumAnnual FeeCurrentChargesBrief Description ofRestrictions / Limitations
Name of Benefit [Text Block]	Death Benefit –Earnings Preservation Benefit
Operation of Benefit [Text Block]	Additional Death Benefit — Earnings Preservation Benefit You may select the Additional Death Benefit — Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract. The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your financial representative for details). The Earnings Preservation Benefit is not available in Washington. Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the “benefit percentage” (determined in accordance with the table below) times the result of (a) - (b), where: (a) is the death benefit under your contract; and (b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn. On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the “benefit percentage” (determined in accordance with the table below) times the result of (a) - (b), where: (a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge); and (b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.
Issue Age	Benefit Percentage
Ages 69 or younger	40%
Ages 70-79	25%
If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above “total Purchase Payments not withdrawn” will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account. In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate). (See Appendix G for an example of the Earnings Preservation Benefit rider.)
Prime Options BLIC | GuaranteedLifetimeWithdrawalBenefitFlexChoiceAccessLevelMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense, Footnotes [Text Block]	Note 5. The version of the GLWB elected with contracts issued on and after March 5, 2018, is referred to as FlexChoice Access. Contracts issued with the GLWB prior to March 5, 2018 were issued with the FlexChoice version of GLWB. FlexChoice Access is currently available for purchase in all states. FlexChoice is no longer available for purchase. Please speak with your financial representative if you have questions about the version of GLWB you elected. See “Living Benefits — Guaranteed Lifetime Withdrawal Benefit” for more information about FlexChoice Access and FlexChoice.
Name of Benefit [Text Block]	Guaranteed Lifetime Withdrawal Benefit –FlexChoice Access Level
Purpose of Benefit [Text Block]	Provides lifetime minimum income regardless of investment performance
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense, Footnotes [Text Block]	Note 5. The version of the GLWB elected with contracts issued on and after March 5, 2018, is referred to as FlexChoice Access. Contracts issued with the GLWB prior to March 5, 2018 were issued with the FlexChoice version of GLWB. FlexChoice Access is currently available for purchase in all states. FlexChoice is no longer available for purchase. Please speak with your financial representative if you have questions about the version of GLWB you elected. See “Living Benefits — Guaranteed Lifetime Withdrawal Benefit” for more information about FlexChoice Access and FlexChoice.
Brief Restrictions / Limitations [Text Block]	•Available to owners at least age 50 and not older than 85•Offers a fixed GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate throughout your lifetime•Benefit subject to Investment Portfolio allocation restrictions•Certain withdrawals could significantly reduce or even terminate the benefit•You may elect to cancel the GLWB rider on the Contract Anniversary every 5 Contract Years for the first 10 Contract Years and annually thereafter
Name of Benefit [Text Block]	Guaranteed Lifetime Withdrawal Benefit –FlexChoice Access Level
Prime Options BLIC | GuaranteedLifetimeWithdrawalBenefitFlexChoiceAccessExpediteMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Name of Benefit [Text Block]	Guaranteed Lifetime Withdrawal Benefit –FlexChoice Access Expedite
Purpose of Benefit [Text Block]	Provides lifetime minimum income regardless of investment performance
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Brief Restrictions / Limitations [Text Block]	•Available to owners at least age 50 and not older than 85•Offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime Guarantee Rate if your Account Value is reduced to zero•Benefit subject to Investment Portfolio allocation restrictions•Certain withdrawals could significantly reduce or even terminate the benefit•You may elect to cancel the GLWB rider on the Contract Anniversary every 5 Contract Years for the first 10 Contract Years and annually thereafter
Name of Benefit [Text Block]	Guaranteed Lifetime Withdrawal Benefit –FlexChoice Access Expedite
Prime Options BLIC | GuaranteedLifetimeWithdrawalBenefitFlexChoiceLevelMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.20%
Name of Benefit [Text Block]	Guaranteed Lifetime Withdrawal Benefit –FlexChoice Level
Purpose of Benefit [Text Block]	Provides lifetime minimum income regardless of investment performance
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.20%
Brief Restrictions / Limitations [Text Block]	•No longer available•Offers a fixed GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate throughout your lifetime•Benefit subject to Investment Portfolio allocation restrictions•Certain withdrawals could significantly reduce or even terminate the benefitsName of BenefitPurposeStandardorOptionalMaximumAnnual FeeCurrentChargesBrief Description ofRestrictions / Limitations
Name of Benefit [Text Block]	Guaranteed Lifetime Withdrawal Benefit –FlexChoice Level
Prime Options BLIC | GuaranteedLifetimeWithdrawalBenefitFlexChoiceExpediteMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.20%
Name of Benefit [Text Block]	Guaranteed Lifetime Withdrawal Benefit –FlexChoice Expedite
Purpose of Benefit [Text Block]	Provides lifetime minimum income regardless of investment performance
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.20%
Brief Restrictions / Limitations [Text Block]	•No longer available•Offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime Guarantee Rate if your Account Value is reduced to zero•Benefit subject to Investment Portfolio allocation restrictions•Certain withdrawals could significantly reduce or even terminate the benefits
Name of Benefit [Text Block]	Guaranteed Lifetime Withdrawal Benefit –FlexChoice Expedite
Prime Options BLIC | GLWBDeathBenefitMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
Optional Benefit Expense, Footnotes [Text Block]	Note 4. On the issue date, the Benefit Base is set at an amount equal to your initial Purchase Payment. The Benefit Base is adjusted for subsequent Purchase Payments and may be adjusted for withdrawals. See “Living Benefits – Guaranteed Lifetime Withdrawal Benefit” for a definition of the term Benefit Base. The GLWB rider charge may increase upon an Automatic Step-Up, but it will not exceed the maximum charge listed in the table. See “Expenses.” section of the prospectus under the sub-heading “Optional Benefits” for more information. Note 6. The GLWB Death Benefit may only be elected if the GLWB rider is elected. The GLWB Death Benefit currently is available for purchase in all states. Note 7. On the issue date, the GLWB Death Benefit Base is set at an amount equal to your initial Purchase Payment. The GLWB Death Benefit Base is adjusted for subsequent Purchase Payments and all withdrawals. See “Living Benefits – Guaranteed Lifetime Withdrawal Benefit – GLWB Death Benefit” for a definition of the term GLWB Death Benefit Base. The GLWB rider charge may increase upon an Automatic Step-Up, but it will not exceed the maximum charge listed in the table. See “Expenses.” section of the prospectus under the sub-heading “Optional Benefits” for more information.
Name of Benefit [Text Block]	GLWB Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit equal to the greater of: GLWB Death Benefit Base or the Principal Protection death benefit
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
Optional Benefit Expense, Footnotes [Text Block]	Note 4. On the issue date, the Benefit Base is set at an amount equal to your initial Purchase Payment. The Benefit Base is adjusted for subsequent Purchase Payments and may be adjusted for withdrawals. See “Living Benefits – Guaranteed Lifetime Withdrawal Benefit” for a definition of the term Benefit Base. The GLWB rider charge may increase upon an Automatic Step-Up, but it will not exceed the maximum charge listed in the table. See “Expenses.” section of the prospectus under the sub-heading “Optional Benefits” for more information. Note 6. The GLWB Death Benefit may only be elected if the GLWB rider is elected. The GLWB Death Benefit currently is available for purchase in all states. Note 7. On the issue date, the GLWB Death Benefit Base is set at an amount equal to your initial Purchase Payment. The GLWB Death Benefit Base is adjusted for subsequent Purchase Payments and all withdrawals. See “Living Benefits – Guaranteed Lifetime Withdrawal Benefit – GLWB Death Benefit” for a definition of the term GLWB Death Benefit Base. The GLWB rider charge may increase upon an Automatic Step-Up, but it will not exceed the maximum charge listed in the table. See “Expenses.” section of the prospectus under the sub-heading “Optional Benefits” for more information.
Brief Restrictions / Limitations [Text Block]	•Available to owners at least age 50 and not older than age 65•The GLWB Death Benefit may only be elected if you have also elected the GLWB rider, which has Investment Portfolio restrictions•Certain withdrawals could significantly reduce or terminate the benefit
Name of Benefit [Text Block]	GLWB Death Benefit
Operation of Benefit [Text Block]	GLWB Death Benefit You may select the GLWB Death Benefit when you select the optional Guaranteed Lifetime Withdrawal Benefit (GLWB) rider if you are at least age 50 and not older than age 65 at the effective date of your contract. If you select the GLWB Death Benefit, you also receive the Standard Death Benefit — Principal Protection. The GLWB Death Benefit is currently available for purchase in all states. Under the GLWB Death Benefit, we calculate a “GLWB Death Benefit Base” that, if greater than the Principal Protection death benefit at the time the death benefit is calculated, determines the death benefit amount. For a more detailed explanation of the operation of the GLWB Death Benefit see “Living Benefits — Guaranteed Lifetime Withdrawal Benefit — GLWB Death Benefit.” (See Appendix E for examples illustrating the operation of the GLWB Death Benefit.)
Calculation Method of Benefit [Text Block]	APPENDIX E GLWB Death Benefit Examples The purpose of these examples is to illustrate the operation of the GLWB Death Benefit. The GLWB Death Benefit may only be elected if you elect the optional Guaranteed Lifetime Withdrawal Benefit (GLWB) rider. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and expenses, withdrawal charges, or income taxes and tax penalties. The GLWB Death Benefit Base cannot be taken as a lump sum. Values are rounded for display purposes only. GLWB Death Benefit Base The initial GLWB Death Benefit Base is equal to your initial Purchase Payment. The GLWB Death Benefit Base is increased by any additional Purchase Payments. The GLWB Death Benefit Base may also increase by the Rollup Rate, if applicable, and any Automatic Step-Ups, as described below. The GLWB Death Benefit Base is reduced for all withdrawals, as described below. Annual Benefit Payments below are calculated using the Benefit Base as described in the previous Appendix D examples for the GLWB rider. A. Withdrawals Withdrawals Prior to the Lifetime Withdrawal Age There is no Annual Benefit Payment prior to the Lifetime Withdrawal Age, so any withdrawal that occurs prior to the Lifetime Withdrawal Age will decrease the GLWB Death Benefit Base in the same proportion that the withdrawal reduces the Account Value. This adjustment is calculated using the amount of the withdrawal (including withdrawal charges, if any) divided by the Account Value prior to the withdrawal (a “Proportional Adjustment”). Example: Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial GLWB Death Benefit Base would be $100,000. Assume due to poor market performance your Account Value is reduced to $80,000 and you decide to make a $10,000 withdrawal. Since this withdrawal is made prior to the Lifetime Withdrawal Age, there will be a Proportional Adjustment to the Benefit Base. The Proportional Adjustment is equal to your withdrawal amount ($10,000) divided by your Account Value before such withdrawal ($80,000), which equals 12.5%. Your GLWB Death Benefit Base would be reduced to $87,500 ($100,000 reduced by 12.5%). Withdrawals After the Lifetime Withdrawal Age Any withdrawal that occurs after the Lifetime Withdrawal Age is either a Non-Excess Withdrawal or an Excess Withdrawal. A “Non-Excess Withdrawal” is a withdrawal that does not exceed, or cause the cumulative withdrawals for the current Contract Year to exceed, the Annual Benefit Payment. Non-Excess Withdrawals reduce the GLWB Death Benefit Base by the amount of each withdrawal. An “Excess Withdrawal” is a withdrawal that exceeds, or causes the cumulative withdrawals for the current Contract Year to exceed, the Annual Benefit Payment. Any Excess Withdrawal(s), and any subsequent withdrawals that occur in that Contract Year, will result in a Proportional Adjustment to the GLWB Death Benefit Base. Examples: Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial GLWB Death Benefit Base would be $100,000. Also assume your Annual Benefit Payment is $5,000. Non-Excess Withdrawals You decide to make a $5,000 withdrawal. Since this withdrawal is made after the Lifetime Withdrawal Age and does not exceed the Annual Benefit Payment of $5,000, your GLWB Death Benefit Base of $100,000 is reduced by such withdrawal to $95,000. Excess Withdrawals Assume due to poor market performance your Account Value is reduced to $80,000 and you decide to make a $10,000 withdrawal, which reduces your Account Value to $70,000 ($80,000 – $10,000). Since your $10,000 withdrawal exceeds your Annual Benefit Payment of $5,000, there will be a Proportional Adjustment to your Benefit Base. The Proportional Adjustment is equal to the withdrawal amount ($10,000) divided by the Account Value before such withdrawal ($80,000), which equals 12.5%. The GLWB Death Benefit Base would be reduced to $87,500 ($100,000 reduced by 12.5%). Assume instead that you withdrew $10,000 in two separate withdrawals (on different days) of $5,000 and $5,000. Your first withdrawal of $5,000 reduces your Account Value to $75,000 ($80,000 – $5,000). Since your first withdrawal of $5,000 does not exceed your Annual Benefit Payment of $5,000, the GLWB Death Benefit Base is reduced by such withdrawal to $95,000. Your second withdrawal (on a subsequent day) of $5,000 reduces your Account Value to $70,000 ($75,000 – $5,000). Since such withdrawal causes your cumulative withdrawals ($5,000 + $5,000 = $10,000) for the current Contract Year to exceed the Annual Benefit Payment of $5,000, there will be a Proportional Adjustment to the GLWB Death Benefit Base. The Proportional Adjustment is equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before such withdrawal ($75,000), which equals 6.7%. The GLWB Death Benefit Base would be reduced to $88,635 ($95,000 reduced by 6.7%). B. Rollup Rate On each contract anniversary on or before the Rollup Rate Period End Date, if no withdrawals occurred in the previous Contract Year, the GLWB Death Benefit Base will be increased by an amount equal to the Rollup Rate multiplied by the GLWB Death Benefit Base before such increase. The GLWB Death Benefit Base will not be increased by the Rollup Rate if: (1) a withdrawal has occurred in the Contract Year ending immediately prior to that contract anniversary, or (2) after the Rollup Rate Period End Date. The Rollup Rate is applied before deducting any rider charge and before taking into account any Automatic Step-Up occurring on such contract anniversary. Example: Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial GLWB Death Benefit Base would be $100,000. If your Rollup Rate is 5%, your GLWB Death Benefit Base will increase by 5% on contract anniversaries until the Rollup Rate Period End Date, provided that no withdrawals occur in the previous Contract Year. If a withdrawal is not taken in the first Contract Year, your GLWB Death Benefit Base would increase to $105,000 ($100,000 x 105%). If a withdrawal is taken in any Contract Year prior to the Rollup Rate Period End Date, the GLWB Death Benefit Base would not be increased by the Rollup Rate on the following contract anniversary. After the Rollup Rate Period End Date, the GLWB Death Benefit Base is not increased by the Rollup Rate. C. Automatic Step-Up On each contract anniversary prior to your 91st birthday, an Automatic Step-Up will occur if the Account Value on that date exceeds the Benefit Base of the GLWB rider immediately before the Automatic Step-Up. An Automatic Step-Up: (1) increases the GLWB Death Benefit Base to the Account Value, and (2) may increase the GLWB Death Benefit rider charge. Example: Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial GLWB Death Benefit Base would be $100,000. Also assume your Annual Benefit Payment is $5,000 but no withdrawals are taken so the GLWB Withdrawal Rate is not determined for the life of the rider by the first withdrawal. At the first contract anniversary, assume your Account Value has increased to $110,000 due to good market performance. The Automatic Step-Up will increase the GLWB Death Benefit Base from $100,000 to $110,000. At the second contract anniversary, assume your Account Value has increased to $120,000 due to good market performance. The Automatic Step-Up will increase the GLWB Death Benefit Base from $110,000 to $120,000. On the third through the eighth contract anniversaries, assume your Account Value does not exceed the Benefit Base of the GLWB rider due to poor market performance and no withdrawals are made. No Automatic Step-Up will take place on any of the third through eighth contract anniversaries; however, the GLWB Death Benefit Base would increase by the Rollup Rate, as described above. At the ninth contract anniversary, assume your Account Value has increased to $150,000 due to good market performance, which is greater than the Benefit Base of the GLWB rider immediately before the contract anniversary. The Automatic Step-Up will increase the GLWB Death Benefit Base from $120,000 to $150,000.
Prime Options BLIC | LifetimeWithdrawalGuaranteeLWGMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.60%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.40%
Optional Benefit Expense, Footnotes [Text Block]	Note 8. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments and may be adjusted for withdrawals. See “Living Benefits — Lifetime Withdrawal Guarantee” for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. See “Living Benefits” section of the prospectus under the sub-heading “Lifetime Withdrawal Guarantee — Automatic Annual Step-Up.”.
Name of Benefit [Text Block]	Lifetime Withdrawal Guarantee (LWG)
Purpose of Benefit [Text Block]	Guarantees income for life, or at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals regardless of investment performance
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.60%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.40%
Optional Benefit Expense, Footnotes [Text Block]	Note 8. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments and may be adjusted for withdrawals. See “Living Benefits — Lifetime Withdrawal Guarantee” for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. See “Living Benefits” section of the prospectus under the sub-heading “Lifetime Withdrawal Guarantee — Automatic Annual Step-Up.”.
Brief Restrictions / Limitations [Text Block]	•Guarantees income for life, subject to conditions, provided your first withdrawal is on or after the date you reach age 59 1∕2•You may elect to cancel the rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter•Additional restrictions on Purchase Payments may apply•Certain withdrawals could significantly reduce or even terminate the benefit
Name of Benefit [Text Block]	Lifetime Withdrawal Guarantee (LWG)
Operation of Benefit [Text Block]	Lifetime Withdrawal Guarantee If you want to invest your Account Value in the Investment Portfolio(s) during the Accumulation Phase, but also want to assure that your entire Purchase Payment will be guaranteed to be returned to you, we offer an optional rider for an additional charge, called the Lifetime Withdrawal Guarantee (LWG). The LWG rider is designed to allow you to invest your Account Value in the Investment Portfolios, while guaranteeing that at least the entire amount of the Purchase Payments you make will be returned to you through a series of withdrawals, which you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. Moreover, if you make your first withdrawal on or after the date you reach age 59 1∕2, the LWG rider guarantees income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1∕2 at continuation), even after the entire amount of Purchase Payments has been returned. (See “Operation of the Lifetime Withdrawal Guarantee” below and sections A and B of Appendix F.) You may purchase the LWG rider if you are not older than age 80 on the effective date of your contract. You may not have this benefit and another living benefit (i.e., the GLWB rider) or the optional GLWB Death Benefit in effect at the same time. If you select the LWG, you may select the optional Annual Step-Up Death Benefit and/or the Earnings Preservation Benefit. Once elected, the LWG rider may not be terminated except as stated below. Summary of the Lifetime Withdrawal Guarantee The following section provides a summary of how the Lifetime Withdrawal Guarantee (LWG) rider works. A more detailed explanation of the operation of the LWG is provided in the section below called “Operation of the Lifetime Withdrawal Guarantee.” The LWG guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals over time. If you make your first withdrawal on or after the date you reach age 59 1∕2, the LWG rider guarantees income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1∕2 at continuation), even after the entire amount of Purchase Payments has been returned. Under the LWG, the “Total Guaranteed Withdrawal Amount” (TGWA) is the minimum amount that you are guaranteed to receive over time while the Lifetime Withdrawal Guarantee rider is in effect. The TGWA is multiplied by the applicable withdrawal rate to determine your Annual Benefit Payment. The rider guarantee may be reduced if your annual withdrawals are greater than the Annual Benefit Payment. The rider will not guarantee lifetime income if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1∕2. The “Remaining Guaranteed Withdrawal Amount” (RGWA) is the remaining amount you are guaranteed to receive over time. The initial RGWA is equal to the initial TGWA and is increased and reduced as described below under “Operation of the Lifetime Withdrawal Guarantee – Remaining Guaranteed Withdrawal Amount.” It is important to recognize that the TGWA and the RGWA are not available to be taken as a lump sum and do not establish or guarantee your Account Value or a minimum return for any Investment Portfolio. However, if you cancel the Lifetime Withdrawal Guarantee rider after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. (See “Operation of the Lifetime Withdrawal Guarantee – Cancellation and Guaranteed Principal Adjustment” below.) Operation of the Lifetime Withdrawal Guarantee The following section describes how the Lifetime Withdrawal Guarantee (LWG) operates. (See Appendix F for examples illustrating the operation of the LWG.) Total Guaranteed Withdrawal Amount. The Total Guaranteed Withdrawal Amount is the minimum amount that you are guaranteed to receive over time while the Lifetime Withdrawal Guarantee rider is in effect. We assess the Lifetime Withdrawal Guarantee rider charge as a percentage of the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount is increased (up to a maximum of $5,000,000) by additional Purchase Payments. The Total Guaranteed Withdrawal Amount is also increased by the Compounding Income Amount, as described below. Withdrawals that do not exceed the Annual Benefit Payment (see “Annual Benefit Payment” below) do not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment (an “Excess Withdrawal”), then we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the decrease for the withdrawal (including any applicable withdrawal charge), if such Account Value is lower than the Total Guaranteed Withdrawal Amount. Depending on the relative amounts of the Total Guaranteed Withdrawal Amount and the Account Value, such a reduction may result in a significant reduction in the Total Guaranteed Withdrawal Amount, and could have the effect of reducing or eliminating the total amount you are guaranteed to receive over time under the LWG rider. (See “Managing Your Withdrawals” below.) If the Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) is equal to or higher than the Total Guaranteed Withdrawal Amount after the withdrawal, the Total Guaranteed Withdrawal Amount will not change. (See sections A and B of Appendix F for examples of how withdrawals affect the Total Guaranteed Withdrawal Amount.) Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount is increased (up to a maximum of $5,000,000) by additional Purchase Payments. The Remaining Guaranteed Withdrawal Amount is also increased by the Compounding Income Amount, as described below. The Remaining Guaranteed Withdrawal Amount is decreased by the amount of each withdrawal (including any applicable withdrawal charges), regardless of whether or not the withdrawal exceeds the Annual Benefit Payment. If a withdrawal results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment (an “Excess Withdrawal”), the Remaining Guaranteed Withdrawal Amount will also be reduced by an additional amount equal to the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if such Account Value is lower than the Remaining Guaranteed Withdrawal Amount). Depending on the relative amounts of the Remaining Guaranteed Withdrawal Amount and the Account Value, such a reduction may result in a significant reduction in the Remaining Guaranteed Withdrawal Amount, and could have the effect of reducing or eliminating the total amount you are guaranteed to receive over time under the LWG rider. (See “Managing Your Withdrawals” below.) If the Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) is equal to or higher than the Remaining Guaranteed Withdrawal Amount after the withdrawal, the only change to the Remaining Guaranteed Withdrawal Amount will be the reduction by the amount of the withdrawal (including any applicable withdrawal charge). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under “Annual Benefit Payment,” the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1∕2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see “Additional Information” below). We will continue to assess the Lifetime Withdrawal Guarantee rider charge even in the case where your Remaining Guaranteed Withdrawal Amount equals zero. (See sections A and B of Appendix F for examples of how withdrawals affect the Remaining Guaranteed Withdrawal Amount.) Compounding Income Amount. The Compounding Income Amount increases the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (up to a maximum of $5,000,000) by 4% on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract, or (b) the tenth contract anniversary. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. The Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount may also be increased by the Automatic Annual Step-Up, if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount. (See section C of Appendix F.) The 4% increase described in this section will be made before any step-ups, as described under “Automatic Annual Step-Up” below. Automatic Annual Step-Up. On each contract anniversary prior to the Owner’s 86th birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have chosen not to decline the step-up as described below). The Automatic Annual Step-Up: •resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $5,000,000; •resets the Annual Benefit Payment equal to the Withdrawal Rate (see “Annual Benefit Payment” below) multiplied by the Total Guaranteed Withdrawal Amount after the step-up; and •may reset the Lifetime Withdrawal Guarantee rider charge to a rate that does not exceed the lower of: (a) the maximum rider charge applicable to your version of the Lifetime Withdrawal Guarantee (1.60% for Single Life or 1.80% for Joint Life), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the step-up. In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current Lifetime Withdrawal Guarantee rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. (See section D of Appendix F.) Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $5,000,000, since the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $5,000,000. Annual Benefit Payment. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the Withdrawal Rate. The current Withdrawal Rate is 4%. If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the Withdrawal Rate. •If you take your first withdrawal before the date you reach age 59 1∕2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life. •If you take your first withdrawal on or after the date you reach age 59 1∕2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the Lifetime Withdrawal Guarantee rider was elected, and your spouse elects to continue the contract and is at least age 59 1∕2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. You should carefully consider when to begin taking withdrawals if you have elected the Lifetime Withdrawal Guarantee. If you begin taking withdrawals too soon, you may limit the value of the Lifetime Withdrawal Guarantee. For example, if you take your first withdrawal before the date you reach age 59 1∕2, you will not be guaranteed income for the rest of your life. In addition, your Total Guaranteed Withdrawal Amount is no longer increased by the Compounding Income Amount once you make your first withdrawal. If you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using. At any time during the Accumulation Phase, you can elect to annuitize under current annuity rates in lieu of continuing the Lifetime Withdrawal Guarantee rider. Annuitization may provide higher income amounts if the current Annuity Option rates applied to the Adjusted Contract Value on the Annuity Date exceed the payments under the Lifetime Withdrawal Guarantee rider. Also, income amounts provided by annuitizing under current annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the Lifetime Withdrawal Guarantee rider. (See “Federal Income Tax Status – Withdrawals,” and see “Lifetime Withdrawal Guarantee and Annuitization” at the end of this section of the prospectus.) Managing Your Withdrawals. It is important that you carefully manage your annual withdrawals. To ensure that you retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. If a withdrawal charge does apply, the charge is not included in the amount withdrawn for the purpose of calculating whether annual withdrawals during a Contract Year exceed the Annual Benefit Payment. If you take an Excess Withdrawal (a withdrawal from your contract that results in annual withdrawals during a Contract Year exceeding the Annual Benefit Payment), the Total Guaranteed Withdrawal Amount may be recalculated and the Annual Benefit Payment will be reduced to the new Total Guaranteed Withdrawal Amount multiplied by the Withdrawal Rate. In addition, as noted above, if you take an Excess Withdrawal, the Remaining Guaranteed Withdrawal Amount will also be reduced by an additional amount equal to the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if such Account Value is lower than the Remaining Guaranteed Withdrawal Amount). These reductions in the Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount may be significant. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the Excess Withdrawal did not cause your Account Value to drop to zero. An Excess Withdrawal that reduces the Account Value to zero will terminate the contract. You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 4% of your Total Guaranteed Withdrawal Amount, you cannot withdraw 3% in one year and then withdraw 5% the next year without exceeding your Annual Benefit Payment in the second year. (See sections A and B of Appendix F.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See “Expenses – Withdrawal Charge.”) The withdrawal charge is deducted from the Remaining Guaranteed Withdrawal Amount. Required Minimum Distributions. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (age 70 1∕2, if you were born on or before June 30, 1949). These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, after the first Contract Year, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount may exceed your Annual Benefit Payment and may cause the Total Guaranteed Withdrawal Amount to be recalculated and the Annual Benefit Payment to be reduced. You must be enrolled only in the Automated Required Minimum Distribution Program to qualify for this increase in the Annual Benefit Payment. You may not be enrolled in any other systematic withdrawal program. The frequency of your withdrawals must be annual. The Automated Required Minimum Distribution Program is based on information relating to this contract only. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center. Joint Life Version. A Joint Life version of the Lifetime Withdrawal Guarantee rider is available. Like the Single Life version of the Lifetime Withdrawal Guarantee rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or older Joint Owner) must be age 80 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the Lifetime Withdrawal Guarantee rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See “Death Benefit – Spousal Continuation.”) This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the Lifetime Withdrawal Guarantee rider. If the spouse is younger than age 59 1∕2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1∕2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. (For information on the current and maximum rider charges for the Joint Life version of the Lifetime Withdrawal Guarantee, see “Expenses – Lifetime Withdrawal Guarantee – Rider Charge.”) In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the Lifetime Withdrawal Guarantee would not apply. Cancellation and Guaranteed Principal Adjustment. You may elect to cancel the Lifetime Withdrawal Guarantee rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the Lifetime Withdrawal Guarantee rider will terminate and we will no longer deduct the Lifetime Withdrawal Guarantee rider charge. The variable annuity contract, however, will continue. If you cancel the Lifetime Withdrawal Guarantee rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where: (a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges); and (b) is the Account Value on the date of cancellation. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero. Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the Lifetime Withdrawal Guarantee may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the Lifetime Withdrawal Guarantee for its Guaranteed Principal Adjustment feature. Withdrawal Charge. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to 8% of Purchase Payments taken in the first eight years following receipt of the applicable Purchase Payment. (See “Expenses – Withdrawal Charge – Free Withdrawal Amount” and “Access to Your Money – Systematic Withdrawal Program.”) Taxes. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1∕2, a 10% federal tax penalty may apply. Tax Treatment. The tax treatment of withdrawals under the LWG rider is uncertain. It is conceivable that the amount of potential gain could be determined based on the Remaining Guaranteed Withdrawal Amount at the time of the withdrawal, if the Remaining Guaranteed Withdrawal Amount is greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income reported under a withdrawal and conceivably a limited ability to recover any remaining basis if there is a loss on surrender of the contract. Consult your tax adviser prior to purchase. Lifetime Withdrawal Guarantee and Decedent Contracts. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract (whether a Qualified Contract or a Non-Qualified Contract) or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider. Upon your death, however, any remaining benefits may need to be accelerated to comply with IRS rules. Termination of the Lifetime Withdrawal Guarantee Rider. The Lifetime Withdrawal Guarantee rider will terminate upon the earliest of: (1) the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed); (2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed); (3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract); (4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract; (5) change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed); (6) the effective date of the cancellation of the rider; or (7) termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed). Once the rider is terminated, the Lifetime Withdrawal Guarantee rider charge will no longer be deducted. Additional Information. The Lifetime Withdrawal Guarantee rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the Lifetime Withdrawal Guarantee rider is in effect, an additional death benefit amount will be calculated under the Lifetime Withdrawal Guarantee rider which can be taken in a lump sum. The Lifetime Withdrawal Guarantee death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if withdrawals in each Contract Year did not exceed the Annual Benefit Payment, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract’s death benefit will apply. Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary’s withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments, however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 or if required by applicable tax law (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the Lifetime Withdrawal Guarantee as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary’s estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) of a Non-Qualified Contract dies prior to the “annuity starting date” (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death. If the Contract is a Qualified Contract, the tax rules that apply upon your death are similar, but differ in some material respects, from the tax rules for Non-Qualified Contracts. (See “Federal Income Tax Status.”) We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other Qualified Contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Lifetime Withdrawal Guarantee rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the Lifetime Withdrawal Guarantee rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract. Lifetime Withdrawal Guarantee and Annuitization. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions imposed by your selling firm, our current established administrative procedures, and appliable state law). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see “Annuity Payments (The Income Phase)”), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the Lifetime Withdrawal Guarantee rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date. If you annuitize at the latest date permitted, you must elect one of the following options: (1) Annuitize the Account Value under the contract’s annuity provisions. (2) If you took withdrawals before age 59 1∕2, and therefore you are not eligible for lifetime withdrawals under the Lifetime Withdrawal Guarantee rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero. (3) If you are eligible for lifetime withdrawals under the Lifetime Withdrawal Guarantee rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary’s death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero. If you do not select an Annuity Option or elect to receive payments under the Lifetime Withdrawal Guarantee rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the Lifetime Withdrawal Guarantee rider.
Calculation Method of Benefit [Text Block]	APPENDIX F Lifetime Withdrawal Guarantee Benefit Examples The purpose of these examples is to illustrate the operation of the Lifetime Withdrawal Guarantee rider. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and expenses, withdrawal charges and applicable income taxes and penalties. The Lifetime Withdrawal Guarantee rider does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount under the Lifetime Withdrawal Guarantee rider cannot be taken as a lump sum. A.When Withdrawals Do Not Exceed the Annual Benefit PaymentAssume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $4,000 ($100,000 x 4%). Assume that $4,000 is withdrawn each year, beginning before the contract Owner attains age 59 1∕2. The Remaining Guaranteed Withdrawal Amount is reduced by $4,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $4,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero. If the first withdrawal is taken after age 59 1∕2, then the Annual Benefit Payment of $4,000 is guaranteed to be received for the Owner’s lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. B.When Withdrawals Exceed the Annual Benefit Payment (Excess Withdrawals)Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $4,000 ($100,000 × 4%). Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $96,000 due to a withdrawal of $4,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 – $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $96,000 – $10,000 = $86,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $4,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 4% × $65,000 = $2,600. C.Compounding Income AmountAssume that a contract had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $4,000 ($100,000 × 4%). The Total Guaranteed Withdrawal Amount will increase by 4% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the first withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated on each contract anniversary as 4% of the new Total Guaranteed Withdrawal Amount. If the first withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $4,000 ($100,000 × 4%). If the first withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $104,000 ($100,000 × 104%), and the Annual Benefit Payment would increase to $4,160 ($104,000 × 4%). If the first withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $108,160 ($104,000 × 104%), and the Annual Benefit Payment would increase to $4,326 ($108,160 × 4%). If the first withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $148,024 (the initial $100,000, increased by 4% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $5,921 ($148,024 × 4%). D.Automatic Annual Step-Ups and Compounding Income Amount (No Withdrawals)Assume that a contract had an initial Purchase Payment of $100,000. Assume that no withdrawals are taken. At the first contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $104,000 ($100,000 increased by 4%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $104,000 to $110,000 and reset the Annual Benefit Payment to $4,400 ($110,000 × 4%). At the second contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $114,400 ($110,000 increased by 4%, compounded annually). Assume the Account Value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $114,400 to $120,000 and reset the Annual Benefit Payment to $4,800 ($120,000 × 4%). Provided that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 4%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $157,912. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $180,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $157,912 to $180,000 and reset the Annual Benefit Payment to $7,200 ($180,000 × 4%). At the 10th contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $187,200 ($180,000 increased by 4%, compounded annually). Assume the Account Value is less than $187,200. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 4% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $7,488 ($187,200 × 4%).
Prime Options BLIC | EarningsPreservationBenefitMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Calculation Method of Benefit [Text Block]	Earnings Preservation Benefit The purpose of this example is to demonstrate how this rider calculates the additional death benefit equal to 40% of the Earnings Preservation Benefit (EPB) earnings in your account (25% of the EPB earnings if you purchase the rider between ages 70-79).[1] How the Total Death Benefit with EPB is Calculated
Issue Age	Benefit Percentage
Ages 69 or younger	40%
Ages 70-79	25%
Step 1:Calculate your death benefit under the Contract[2]Step 2:EPB earnings = death benefit – total Purchase Payments not withdrawn[3]Step 3:Additional Death Benefit = benefit percentage x EPB earningsStep 4:Total death benefit with EPB = death benefit + Additional Death BenefitNotes to Example [1] The Earnings Preservation Benefit is available for an additional annual charge and is not available in Washington. You must be age 79 or younger at time of purchase. [2] Before the Contract anniversary prior to the oldest Contract Owner’s 81st birthday, the death benefit is based on the contractual death benefit effective upon death. After the Contract anniversary prior to the oldest Contract Owner’s 81st birthday, the death benefit is based on the contractual death benefit effective on the Contract anniversary immediately prior to the Contract owner’s 81st birthday, increased by any subsequent purchase payments and reduced proportionately by partial withdrawals (including any applicable withdrawal charge). [3] For purposes of calculating this value, partial withdrawals are first applied against earnings on the Contract, and then against Purchase Payments not withdrawn. If there are no Contract earnings at the time of your death, no additional benefit is paid. Partial withdrawals may reduce or eliminate the earnings.
Prime Options BLIC | LivingBenefitsGLWBRiderChargeMember
Prospectus:
Operation of Benefit [Text Block]	Guaranteed Lifetime Withdrawal Benefit — Rider Charge For the FlexChoice Access GLWB rider, the Guaranteed Lifetime Withdrawal Benefit (GLWB) rider is available for an additional charge of 1.35% of the Benefit Base (see “Living Benefits — Guaranteed Lifetime Withdrawal Benefit — Operation of the GLWB”), deducted for the prior Contract Year on the contract anniversary prior to taking into account any Automatic Step-Up by withdrawing amounts on a pro rata basis from your Account Value in the Separate Account. For FlexChoice, the rider charge is 1.20%. With respect to the FlexChoice Access GLWB rider charge and the FlexChoice GLWB rider charge, each charge compensates us generally for the costs and risks we assume in providing the benefit. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from your Account Value in the Separate Account. Upon an Automatic Step-Up, we may increase the charge applicable beginning after the contract anniversary on which the Automatic Step-Up occurs to a rate that does not exceed the lower of: (a) the GLWB rider maximum charge (2.00%) or (b) the current rate that we would charge for the same rider with the same benefits, if available, for new contract purchases at the time of the Automatic Step-Up. If you make a total withdrawal of your Account Value prior to the Lifetime Withdrawal Age or that was an Excess Withdrawal, elect to receive income payments under your contract, change the Owner or Joint Owner (or Annuitant, if the Owner is a non-natural person) or assign your contract, a pro rata portion of the GLWB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of income payments, the change of Owner/Annuitant, or the assignment. If a GLWB rider is terminated because of the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract), or it is cancelled pursuant to the cancellation provisions of the rider, no GLWB rider charge will be assessed based on the period from the last contract anniversary to the date the termination or cancellation takes effect.
Prime Options BLIC | LifetimeWithdrawalGuaranteeLWGSingleLifeMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.60%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.40%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.60%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.40%
Prime Options BLIC | LifetimeWithdrawalGuaranteeLWGJointLifeMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.80%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.55%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.80%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.55%
Prime Options BLIC | GLWBRiderInvestmentAllocationAndOtherPurchasePaymentRestrictionsMember
Prospectus:
Operation of Benefit [Text Block]	Investment Allocation and Other Purchase Payment Restrictions for the GLWB If you elect the GLWB rider, you must comply with certain investment allocation restrictions. The investment allocation restrictions are different for the two versions of the GLWB, FlexChoice Access and FlexChoice. Please speak with your financial representative or call our Annuity Service Center if you have any questions about the investment allocation restrictions applicable to your contract. Investment Allocation Restrictions for FlexChoice Access Allocation. For contracts issued with FlexChoice Access, you must allocate your Purchase Payments and Account Value according to either Option A or Option B described in Appendix B – Investment Portfolios Available Under the Benefits Offered Under the Contract. You may not allocate Purchase Payments to the Dollar Cost Averaging program. Certain Investment Options listed in Option A and Platform 1 of Option B have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GLWB rider. For example, certain of the investment portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. See Appendix A for a list of Investment Portfolios that employ a managed volatility strategy. Also see “Principal Risks of Investing in the Contract” for further information about these Investment Portfolios. When selecting the Investment Portfolios offered in Platform 1 or Platform 2, you and your financial representative should consider that certain Investment Portfolios with similar investment objectives may have different fees and charges. For a general discussion of how we select the Investment Portfolios offered in this Contract, see “Certain Payments We Receive With Regard to the Investment Portfolios” below. Restrictions on Investment Allocations After the GLWB Rider Terminates. If you elected the GLWB rider and it terminates, the investment allocation restrictions described in Appendix B will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios, but not to the Fixed Account. For information on the termination of the GLWB rider, see the description of the GLWB in the “Living Benefits — Guaranteed Lifetime Withdrawal Benefit” section. Subsequent Purchase Payments. Subsequent Purchase Payments must be allocated in accordance with the above limitations. Your Purchase Payments and transfer requests must be allocated in accordance with the limitations described in Appendix B. We will reject any Purchase Payments or transfer requests that do not comply with these limitations. Rebalancing. If you choose to allocate according to Option B, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal. The rebalancing requirement described above does not apply if you choose to allocate according to Option A. If you choose to allocate according to Option A, rebalancing is optional and you may choose any available frequency. Changing Allocation Instructions. You may change your Purchase Payment allocation instructions at any time by providing notice to us at our Annuity Service Center, or any other method acceptable to us, provided that such instructions comply with the investment allocation restrictions described above. Future Purchase Payment allocations, and rebalancing will be made in accordance with your revised allocation instructions. Transfers. Please note that any transfer request must result in an Account Value that meets the allocation limits described in Appendix B. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer. GLWB Additional Information. We determine whether an investment option is available in Option A or Option B and is classified as Platform 1 or Platform 2. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options. See Appendix A for a list of Investment Portfolios that employ a managed volatility strategy. Also see “Principal Risks of Investing in the Contract” for further information about these Investment Portfolios. Investment Allocation Restrictions for FlexChoice Allocation. For contracts issued with FlexChoice, you must allocate according to Platform 1 and Platform 2 described in Appendix B – Investment Portfolios Available Under the Benefits Offered Under the Contract. If you elect the GLWB, you may not participate in the DCA program. The investment choices listed in Platform 1 (other than the MetLife Aggregate Bond Index Portfolio and the Western Asset Management Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GLWB rider. For example, certain of the investment portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GLWB rider is not selected may offer the potential for higher returns. Before you select a GLWB rider, you and your financial representative should carefully consider whether the investment choices available with the GLWB rider meet your investment objectives and risk tolerance. See Appendix A for a list of Investment Portfolios that employ a managed volatility strategy. Also see “Principal Risks of Investing in the Contract” for further information about these Investment Portfolios. Restrictions on Investment Allocations After the GLWB Rider Terminates. If you elected the GLWB rider and it terminates, the investment allocation restrictions described in Appendix B will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios, but not to the Fixed Account. For information on the termination of the GLWB rider, see the description of the GLWB in the “Living Benefits — Guaranteed Lifetime Withdrawal Benefit” section. Subsequent Purchase Payments. Subsequent Purchase Payments must be allocated in accordance with the investment allocation restrictions described in Appendix B. Your Purchase Payments and transfer requests must be allocated in accordance with the investment allocation restrictions described in Appendix B. We will reject any Purchase Payments or transfer requests that do not comply with these investment allocation restrictions. Rebalancing. We will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the investment allocation restrictions described in Appendix B. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the first day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a business day, the reallocation will occur on the next business day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal. Changing Allocation Instructions. You may change your Purchase Payment allocation instructions at any time by providing notice to us at our Annuity Service Center, or any other method acceptable to us, provided that such instructions comply with the investment allocation restrictions described in Appendix B. If you provide new allocation instructions for Purchase Payments and if these instructions conform to these allocation limits, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions. Transfers. Please note that any transfer request must result in an Account Value that meets the investment allocation restrictions described in Appendix B. Any transfer request will not cause your allocation instructions to change unless you provide us with separate instructions at the time of transfer. GLWB Additional Information. We will determine whether an investment option is classified as a Platform 1 or Platform 2 Investment Portfolio. We may determine or change the classification of an investment option in the event an investment option is added, deleted, substituted, merged or otherwise reorganized. In that case, any change in classification will only take effect as to your contract in the event you make a new Purchase Payment or request a transfer among investment options. We will provide you with prior written notice of any changes in classification of investment options. Other Purchase Payment Restrictions for the GLWB (FlexChoice and FlexChoice Access) Potential Restrictions on Subsequent Purchase Payments . (The following does not apply to contracts issued in Oregon. For information on Oregon, see the “Potential Restrictions on Subsequent Purchase Payments — Oregon Only” subsection below.) In the future, we may choose to not permit owners of existing contracts with any version of the GLWB rider to make subsequent Purchase Payments if: (a) that GLWB rider is no longer available to new customers, or (b) we make certain changes to the terms of that GLWB rider offered to new customers (for example, if we change the rider charge; see your contract schedule for a list of the other changes). We will notify owners of contracts with the GLWB rider in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the investment choices listed in Appendix B. Restrictions on subsequent Purchase Payments will remain in effect until the GLWB rider is terminated unless we provide advance written notice to you otherwise. Potential Restrictions on Subsequent Purchase Payments — Oregon Only. In Oregon, we may choose not to permit Owners of existing contracts with any version of a GLWB rider to make subsequent Purchase Payments. We will not impose restrictions on subsequent Purchase Payments until at least 90 days after the contract has been issued. We will notify Owners of contracts with the affected GLWB riders in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the Investment Portfolios listed in Appendix B. For contracts issued in all states, if we have imposed restrictions on subsequent Purchase Payments on your contract, we will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in “Purchase — Termination for Low Account Value”; or (b) the rider charge is greater than your Account Value. Investment Allocation Restrictions — California Free Look Requirements for Purchasers Age 60 and Over. If you elect a GLWB rider and you are a California purchaser aged 60 and older, you may allocate your Purchase Payments to the BlackRock Ultra-Short Term Bond Portfolio during the Free Look period. After the Free Look expires, your Account Value will automatically be transferred to one or more of the Investment Portfolios listed in Appendix B, according to the allocation instructions you have given us. If you allocate your Purchase Payments to the BlackRock Ultra-Short Term Bond Portfolio and the contract is cancelled during the Free Look period, we will give you back your Purchase Payments. If you do not allocate your Purchase Payments to the BlackRock Ultra-Short Term Bond Portfolio and the contract is cancelled during the Free Look, you will only be entitled to a refund of the contract’s Account Value, which may be less than the Purchase Payments made to the contract. (See “Free Look” for more information.)
Prime Options BLIC | DeathBenefitRiderChargeMember
Prospectus:
Operation of Benefit [Text Block]	Death Benefit — Rider Charge If you select one of the following death benefit riders, we will deduct a charge that generally compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:
Annual Step-Up Death Benefit	0.25%
Additional Death Benefit–Earnings Preservation Benefit	0.25%
See “GLWB Death Benefit – Rider Charge” below for information on the GLWB Death Benefit charge.
Prime Options BLIC | GLWBDeathBenefitRiderChargeMember
Prospectus:
Operation of Benefit [Text Block]	GLWB Death Benefit — Rider Charge The GLWB Death Benefit may only be elected if you have also elected the GLWB rider.The GLWB Death Benefit is available for an additional charge of 0.65% of the GLWB Death Benefit Base (see “Living Benefits — Guaranteed Lifetime Withdrawal Benefit — GLWB Death Benefit”), deducted for the prior Contract Year on the contract anniversary prior to taking into account any Automatic Step-Up by withdrawing amounts on a pro rata basis from your Account Value in the Separate Account. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from your Account Value in the Separate Account. The charge for the GLWB Death Benefit rider compensates us generally for the costs and risks we assume in providing the benefit.Upon an Automatic Step-Up, we may increase the charge applicable beginning after the contract anniversary on which the Automatic Step-Up occurs to a rate that does not exceed the lower of: (a) the GLWB Death Benefit maximum charge (1.20%) or (b) the current rate that we would charge for the same optional death benefit with the same benefits, if available, for new contract purchases at the time of the Automatic Step-Up.If you make a total withdrawal of your Account Value prior to the Lifetime Withdrawal Age or that was an Excess Withdrawal, elect to receive income payments under your contract, change the Owner or Joint Owner (or Annuitant, if the Owner is a non-natural person) or assign your contract, a pro rata portion of the GLWB Death Benefit charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of income payments, the change of Owner/Annuitant, or the assignment.If the GLWB rider is terminated because of the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract), or it is cancelled pursuant to the cancellation provisions of the GLWB rider, no GLWB Death Benefit charge will be assessed based on the period from the last contract anniversary to the date the termination or cancellation takes effect.
Prime Options BLIC | ReductionEliminationoftheWithdrawalChargeMember
Prospectus:
Operation of Benefit [Text Block]	Reduction or Elimination of the Withdrawal Charge General. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us. Nursing Home or Hospital Confinement Rider. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. You may make additional Purchase Payments after the waiver is used. There is no charge for this rider. This rider is not available in Massachusetts and South Dakota. Hypothetically, assume you purchased the Contract and shortly after one year of owning the Contract, you become confined to a nursing home and then request to take a withdrawal that would have normally been subject to a 8% Withdrawal Charge. In that instance, if you satisfy the conditions of the rider, we would not impose that Withdrawal Charge that would have otherwise applied to that withdrawal. Terminal Illness Rider. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. You may make additional Purchase Payments after the waiver is used. There is no charge for this rider. This rider is not available in Massachusetts. Hypothetically, assume you purchased the Contract and shortly after one year of owning the Contract, you become terminally ill and then request to take a withdrawal that would have normally been subject to a 8% Withdrawal Charge. In that instance, if you satisfy the conditions of the rider, we would not impose that Withdrawal Charge that would have otherwise applied to that withdrawal. The Nursing Home or Hospital Confinement rider and the Terminal Illness rider are only available for Owners who are age 80 or younger (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.
Prime Options BLIC | LivingBenefitsMember
Prospectus:
Operation of Benefit [Text Block]	LIVING BENEFITS
Prime Options BLIC | LivingBenefitGLWBMember
Prospectus:
Operation of Benefit [Text Block]	Guaranteed Lifetime Withdrawal Benefit If you want to invest your Account Value in the Investment Portfolio(s) during the Accumulation Phase, but also want to guarantee that you will receive lifetime income regardless of investment performance (subject to the conditions described in “Operation of the GLWB” below, including the condition that withdrawals before the Lifetime Withdrawal Age or withdrawals that are Excess Withdrawals will reduce the payments under the guarantee or, if such withdrawals reduce the Account Value to zero, eliminate the guarantee), we offer a rider for an additional charge, called the Guaranteed Lifetime Withdrawal Benefit (GLWB). Currently we offer two variations of the GLWB rider: Level and Expedite (see “GLWB Variations” below.) The GLWB rider is designed to allow you to invest your Account Value in the Investment Portfolios, while guaranteeing that you will receive lifetime income regardless of investment performance, subject to the conditions described in “Operation of the GLWB” below. You may begin taking withdrawals under the GLWB rider immediately or at a later time; however, any withdrawals taken prior to the Lifetime Withdrawal Age will reduce the Benefit Base (see “Managing Your Withdrawals” below). You may purchase FlexChoice Access if you are at least age 50 and not older than age 85 on the effective date of your contract. The version of the GLWB elected with contracts issued on and after March 5, 2018, is referred to as FlexChoice Access, and the variations are FlexChoice Access Level and FlexChoice Access Expedite. Contracts issued with the GLWB prior to March 5, 2018 are issued with the FlexChoice version of GLWB, and the variations are FlexChoice Level and FlexChoice Expedite. As of March 5, 2018, FlexChoice Access is available for purchase in all states, and FlexChoice is no longer available for purchase. You may not select this rider together with the LWG rider or the Earnings Preservation Benefit. Once selected, the GLWB rider may not be terminated except as stated below. Summary of the GLWB The following section provides a summary of how the GLWB rider works. A more detailed explanation of the operation of the GLWB rider is provided in the section below called “Operation of the GLWB.” The GLWB rider guarantees that you will receive lifetime income regardless of investment performance, subject to the conditions described in “Operation of the GLWB” below (including the condition that withdrawals before the Lifetime Withdrawal Age or withdrawals that are Excess Withdrawals will reduce the payments under the guarantee or, if such withdrawals reduce the Account Value to zero, eliminate the guarantee). The GLWB rider does not guarantee lifetime income if your Account Value is reduced to zero due to a withdrawal prior to the Lifetime Withdrawal Age or a withdrawal that is an Excess Withdrawal (see “Managing Your Withdrawals” below). Under the GLWB rider, we calculate a Benefit Base (the “Benefit Base”) that determines the maximum amount you may receive as withdrawals each Contract Year after the Lifetime Withdrawal Age (the “Annual Benefit Payment”) without reducing your Benefit Base, and determines the amount of any lifetime payments if the Account Value is reduced to zero. The Benefit Base is multiplied by the applicable GLWB Withdrawal Rate while the Account Value is greater than zero to determine your Annual Benefit Payment. The Benefit Base is multiplied by the applicable GLWB Lifetime Guarantee Rate to determine your Annual Benefit Payment if your Account Value is reduced to zero and lifetime payments are to begin. The Benefit Base will be reduced for any withdrawal prior to the Lifetime Withdrawal Age or any Excess Withdrawal (and any subsequent withdrawals in the Contract Year that an Excess Withdrawal occurs). In any event, withdrawals under the GLWB rider will reduce your Account Value and death benefits. It is important to recognize that the Benefit Base is not available to be taken as a lump sum or paid as a death benefit and does not establish or guarantee your Account Value or a minimum return for any Investment Portfolio. However, if you cancel the GLWB rider after a waiting period of at least ten (10) years (the “Guaranteed Principal Adjustment Eligibility Date”) the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract reduced proportionately for any withdrawals, if greater than the Account Value at the time of the cancellation. (See “Cancellation and Guaranteed Principal Adjustment” below.) While the GLWB rider is in effect, we may reject subsequent Purchase Payments by sending advance written notice if any of the changes listed in the section “Investment Allocation Restrictions for Certain Riders — Investment Allocation and Other Purchase Payment Restrictions for the GLWB — Potential Restrictions on Subsequent Purchase Payments” occur. Restrictions on subsequent Purchase Payments will remain in effect until the GLWB rider is terminated unless we provide advance written notice to you otherwise. Operation of the GLWB The following section describes how the GLWB operates. When reading the following description of the operation of the GLWB rider (for example, the “Benefit Base” and “Annual Benefit Payment” sections), refer to the GLWB Rate Table at the end of this section for the specific rates and other terms applicable to your GLWB rider. (See Appendix D for examples illustrating the operation of the GLWB.) Benefit Base. While the GLWB rider is in effect, we guarantee that you will receive lifetime income regardless of investment performance, subject to the conditions described below. To determine the maximum amount that may be withdrawn in the current Contract Year (the “Annual Benefit Payment”), we multiply the Benefit Base by the GLWB Withdrawal Rate (see “GLWB Rate Table”) while the Account Value is greater than zero. The initial Benefit Base is equal to your initial Purchase Payment. We increase the Benefit Base by each additional Purchase Payment. Any withdrawals taken prior to the date you reach the Lifetime Withdrawal Age (see “GLWB Rate Table” below) will reduce the Benefit Base in the same proportion that such withdrawal (including Withdrawal Charges, if any) reduces the Account Value (a “Proportional Adjustment”). For example, if the Benefit Base is $120,000, the Account Value is $100,000 and you withdraw $10,000 (including any Withdrawal Charge), then your Benefit Base is decreased by $12,000 to $108,000 [$120,000 x ($10,000/$100,000) = $12,000]. Any withdrawals taken after the Lifetime Withdrawal Age that do not exceed, or cause the cumulative withdrawals in the Contract Year to exceed, the Annual Benefit Payment, will not reduce the Benefit Base. We refer to this type of withdrawal as a “Non-Excess Withdrawal.” If, however, you take a withdrawal that exceeds the Annual Benefit Payment (or results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment), then such withdrawal, and any subsequent withdrawals that occur in that Contract Year, will trigger a Proportional Adjustment to the Benefit Base. We refer to this type of withdrawal as an “Excess Withdrawal.” Depending on the relative amounts of the Benefit Base and the Account Value, such Proportional Adjustment may result in a significant reduction to the Benefit Base (particularly when the Account Value is lower than the Benefit Base), and could have the effect of reducing or eliminating the total amount you are guaranteed to receive under the GLWB rider (see “Managing Your Withdrawals” below). On each contract anniversary on or before the Rollup Rate Period End Date (see “GLWB Rate Table”), if no withdrawals occurred in the previous Contract Year, the Benefit Base will be increased by an amount equal to the Rollup Rate (see “GLWB Rate Table”) multiplied by the Benefit Base before such increase. The Benefit Base will not be increased by the Rollup Rate if: (1) a withdrawal has occurred in the Contract Year ending immediately prior to that contract anniversary, or (2) after the Rollup Rate Period End Date. The Rollup Rate, if applicable, is applied before deducting any rider charge and before taking into account any Automatic Step-Up occurring on such contract anniversary (see “Automatic Step-Up” below). Annual Benefit Payment. After the Lifetime Withdrawal Age, the Annual Benefit Payment is the maximum amount that may be withdrawn in the current Contract Year without triggering a Proportional Adjustment to the Benefit Base (prior to the Lifetime Withdrawal Age, there is no Annual Benefit Payment). After the Lifetime Withdrawal Age, the initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the applicable GLWB Withdrawal Rate. Your GLWB Withdrawal Rate is determined by when you take your first withdrawal after the Lifetime Withdrawal Age (see “GLWB Rate Table”). As shown in the GLWB Rate Table, waiting to take your first withdrawal will result in a higher GLWB Withdrawal Rate. The GLWB Withdrawal Rate will not change once determined. If the Benefit Base is later recalculated (for example, because of additional Purchase Payments, the Automatic Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Benefit Base multiplied by the GLWB Withdrawal Rate. Each time a withdrawal is made in a Contract Year, we decrease the Annual Benefit Payment for that Contract Year by such withdrawal and the remaining amount is the “Remaining Annual Benefit Payment.” If the Benefit Base is increased due to a subsequent Purchase Payment, causing the Annual Benefit Payment to increase, the Remaining Annual Benefit Payment will increase by the same amount the Annual Benefit Payment increased. As long as your Account Value has not been reduced to zero, your Annual Benefit Payment equals the applicable GLWB Withdrawal Rate multiplied by the Benefit Base. If your contract is subject to Required Minimum Distributions (see “Required Minimum Distributions” below), your Annual Benefit Payment will be set equal to your Required Minimum Distribution Amount, if greater than the Annual Benefit Payment calculated as described above. You may choose to receive your Annual Benefit Payment through the optional Systematic Withdrawal Program (see “Access To Your Money — Systematic Withdrawal Program”). While the GLWB rider is in effect, your withdrawals through the Systematic Withdrawal Program may not exceed your Annual Benefit Payment. There is no charge for the Systematic Withdrawal Program and you may terminate your participation at any time. It is important to note: •If your Account Value is reduced to zero on or after the Lifetime Withdrawal Age because you make a Non-Excess Withdrawal, we will first pay you any Remaining Annual Benefit Payment in effect at the time the Account Value is reduced to zero. Effective as of your next contract anniversary, we will then begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate (see “GLWB Rate Table”) multiplied by the Benefit Base, to you for the rest of your life. If, however, your Account Value is reduced to zero on or after the Lifetime Withdrawal Age because there are insufficient funds to deduct any GLWB rider charge from your Account Value, we will begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate, to you for the rest of your life. •If your Account Value is reduced to zero prior to the Lifetime Withdrawal Age because there are insufficient funds to deduct any GLWB rider charge from your Account Value, we will begin making monthly payments, using the GLWB Lifetime Guarantee Rate that corresponds to the Lifetime Withdrawal Age to you for the rest of your life. •If your Account Value is reduced to zero due to a withdrawal prior to the Lifetime Withdrawal Age or because you make an Excess Withdrawal, lifetime payments are not available, no further benefits will be payable under the GLWB rider, and the GLWB rider will terminate. •Joint Lifetime Guarantee Rate option: If your contract has not been continued under Spousal Continuation described below, you may elect to have your Annual Benefit Payments paid for the life of you and your spouse, provided your spouse is no younger than the Minimum Spousal Age, using the applicable Joint Lifetime Guarantee Rate (see “GLWB Rate Table”). •While we are making Annual Benefit Payments after the Account Value is reduced to zero, no death benefit will be available. •If you have selected the GLWB rider, you should carefully consider when to begin taking withdrawals. If you begin taking withdrawals too soon, you may limit the value of the GLWB rider, because the Benefit Base may not be increased by the Rollup Rate and the GLWB Withdrawal Rate is determined by when you take your first withdrawal after the Lifetime Withdrawal Age (see “GLWB Rate Table”). As shown in the GLWB Rate Table, waiting to take your first withdrawal may result in a higher GLWB Withdrawal Rate. If you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using. •At any time during the Accumulation Phase, you can elect to annuitize under current annuity rates in lieu of continuing the GLWB rider. Annuitization may provide higher income amounts if the current annuity option rates applied to the Account Value on the date payments begin exceed the payments under the GLWB rider. Also, income provided by annuitizing under current annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the GLWB rider. •For FlexChoice only: You may elect to receive a lump sum in lieu of lifetime payments. The lump sum value will be determined as of the date the Account Value is reduced to zero and will be a value determined based on the Annual Benefit Payments due to you, not including any Remaining Annual Benefit Payment payable in the current Contract Year. You will have a minimum of 30 days from the date of the Notice of this option to make this election. The lump sum will be payable on the Business Day the Notice is received. Payment of the lump sum will terminate the contract and all obligations of the Company. GLWB Variations. We currently offer two variations of the GLWB rider. The two variations are Level and Expedite. For FlexChoice Access, these variations are referred to as “FlexChoice Access Level” and “FlexChoice Access Expedite,” For FlexChoice, the variations are referred to as “FlexChoice Level” and “FlexChoice Expedite.” The GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate will vary depending on the variation you choose. Depending on your expectations and preferences, you can choose the variation that best meets your needs.Prior to issuance, you must select either:•Level: offers a steady GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate throughout your lifetime; or •Expedite: offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime Guarantee Rate if your Account Value is reduced to zero.For both variations, you may elect to have your Annual Benefit Payments paid for the life of you and your spouse, provided your spouse is no younger than the Minimum Spousal Age, using the applicable Joint Lifetime Guarantee Rate (see “GLWB Rate Table”). Managing Your Withdrawals. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals (including any withdrawal charge) cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. If you do take an Excess Withdrawal, we will recalculate the Benefit Base in the same proportion that the withdrawal (including any withdrawal charge) reduces the Account Value and reduce the Annual Benefit Payment to the new Benefit Base multiplied by the applicable GLWB Withdrawal Rate. In addition, you should not take withdrawals of any amount prior to the Lifetime Withdrawal Age. If you take a withdrawal prior to the Lifetime Withdrawal Age, we will recalculate the Benefit Base in the same proportion that the withdrawal (including any withdrawal charge) reduces the Account Value. These reductions in the Benefit Base caused by withdrawals prior to the Lifetime Withdrawal Age, and in the Benefit Base and the Annual Benefit Payment caused by Excess Withdrawals, may be significant. You are still eligible to receive lifetime payments so long as the Excess Withdrawal or withdrawal prior to the Lifetime Withdrawal Age did not cause your Account Value to decline to zero. An Excess Withdrawal (or any withdrawal prior to Lifetime Withdrawal Age) that reduces the Account Value to zero will terminate the contract and cause lifetime payments to not be available. If you take an Excess Withdrawal in a Contract Year, you may be able to reduce the impact of the Excess Withdrawal on your Benefit Base and Annual Benefit Payment by making two separate withdrawals (on different days) instead of a single withdrawal. The first withdrawal should be equal to your Annual Benefit Payment (or Remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Benefit Base (and Annual Benefit Payment). The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or Remaining Annual Benefit Payment); this withdrawal will reduce your Benefit Base and Annual Benefit Payment. For an example of taking multiple withdrawals in this situation, see Appendix D, “Withdrawals – Withdrawals After the Lifetime Withdrawal Age – Excess Withdrawals.” You can always make Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Remaining Annual Benefit Payment does not carry over into subsequent Contract Years. For example, if your Annual Benefit Payment is 4% of your Benefit Base, you cannot withdraw 2% in one year and then withdraw 6% the next year without making an Excess Withdrawal in the second year. Income taxes and penalties may apply to your withdrawals. Withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount in any Contract Year. (See “Expenses — Withdrawal Charges.”) Required Minimum Distributions. For IRAs and other contracts subject to Section 401(a)(9) of the Code, when you reach the age at which you must begin taking required minimum distributions, if those distributions are larger than the Annual Benefit Payment, we will increase your Annual Benefit Payment to the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater). If: (1) you are enrolled in the Automated Required Minimum Distribution Program or in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program; (2) you do not take additional withdrawals outside of these two programs; and (3) your Remaining Annual Benefit Payment for the Contract Year is equal to zero (note: this is only a condition under the following limited circumstances: (i) if you reach the end of the calendar year and (ii) your Annual Benefit Payment or Remaining Annual Benefit Payment was not already increased to equal the required minimum distribution amount); we will increase your Annual Benefit Payment by the amount of the withdrawals that remain to be taken in that Contract Year under the program or programs in which you are enrolled. This will prevent the withdrawal from exceeding the Annual Benefit Payment. See “Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GLWB” below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program. Automatic Step-Up. On each contract anniversary prior to the contract Owner’s 91st birthday, an Automatic Step-Up will occur, provided that the Account Value on that date exceeds the Benefit Base immediately before the Automatic Step-Up (and provided that you have not chosen to decline the Automatic Step-Up as described below). The Automatic Step-Up: •will increase the Benefit Base to the Account Value on the date of the Automatic Step-Up regardless of whether or not you have taken any withdrawals; •will increase the Annual Benefit Payment to equal to the applicable GLWB Withdrawal Rate multiplied by the Benefit Base after the Automatic Step-Up; and •may increase the GLWB rider charge to a rate that does not exceed the lower of: (a) the GLWB rider maximum charge (2.00%) or (b) the current rate that we would charge for the same rider with the same benefits, if available for new contract purchases at the time of the Automatic Step-Up. In the event that your GLWB rider charge would increase with the Automatic Step-Up, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Step-Up and related increased GLWB rider charge. If you elect to decline the Automatic Step-Up, you must notify us in writing at your Administrative Office no less than seven calendar days prior to the applicable contract anniversary. Once you notify us of your decision to decline the Automatic Step-Up, you will no longer be eligible for future Automatic Step-Ups until you notify us in writing at your Administrative Office that you wish to reinstate the Automatic Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. If your contract has both the GLWB rider and the GLWB Death Benefit (see “GLWB Death Benefit” below), and you choose to decline the Automatic Step-Up, the Automatic Step-Up for both the Benefit Base and the GLWB Death Benefit Base will no longer be eligible for future Automatic Step-Ups until you elect to reinstate the Automatic Step-Ups. You may not elect to decline the Automatic Step-Up for only one of the two riders. Cancellation and Guaranteed Principal Adjustment. You may elect to cancel the GLWB rider on the contract anniversary every five Contract Years for the first 10 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our administrative procedures (currently we require you to submit your request in writing to your Administrative Office). The cancellation will take effect upon our receipt of your request. If cancelled, the GLWB rider will terminate, we will no longer deduct the GLWB rider charge, and the investment allocation restrictions described in “Purchase — Investment Allocation Restrictions for Certain Riders — Investment Allocation and Other Purchase Payment Restrictions for the GLWB” will no longer apply. The contract, however, will continue. If you cancel the GLWB rider on the 10th contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value if (a) exceeds (b), as defined below. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) – (b) where: (a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced by the Proportional Adjustment attributable to any partial withdrawals taken (including any applicable Withdrawal Charges); and (b) is the Account Value on the date of cancellation. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero. It is important to note that only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. However, because Purchase Payments made after 120 days will increase your Account Value such Purchase Payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GLWB rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the GLWB rider for its Guaranteed Principal Adjustment feature. Investment Allocation Restrictions. For a detailed description of the GLWB investment allocation restrictions see “Purchase — Investment Allocation Restrictions for Certain Riders — Investment Allocation and Other Purchase Payment Restrictions for the GLWB” and “Appendix B – Investment Portfolios Available Under the Benefits Offered Under the Contract.” Restrictions on Subsequent Purchase Payments. For a detailed description of the restrictions or potential restrictions on subsequent Purchase Payments that may apply for your version of the GLWB, see the applicable subsection of “Purchase — Investment Allocation Restrictions for Certain Riders — Investment Allocation and Other Purchase Payment Restrictions for the GLWB.” Withdrawal Charge. We will apply a withdrawal charge to withdrawals from Purchase Payments as described in “Expenses — Withdrawal Charge” (also see “Expenses — Withdrawal Charge — Free Withdrawal Amount” and “Access to Your Money — Systematic Withdrawal Program”). Taxes. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1∕2, a 10% Federal income tax penalty may apply. Tax Treatment. The tax treatment of withdrawals under the GLWB rider is uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base under the GLWB rider at the time of the withdrawal, if the Benefit Base is greater than the Account Value (prior to withdrawal charges, if applicable). This could result in a greater amount of taxable income reported under a withdrawal and conceivably a limited ability to recover any remaining basis if there is a loss on surrender of the contract. Consult your tax adviser prior to purchase. Ownership. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the issue age and Annual Benefit Payment. If Joint Owners are named, the age of the older Joint Owner will be used to determine the issue age and the Annual Benefit Payment. For the purposes of the Guaranteed Lifetime Withdrawal Benefit section of the Prospectus, “you” always means the Owner, older Joint Owner, or the Annuitant, if the Owner is a non-natural person. GLWB and Decedent Contracts. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are “stretching” the distributions under the Internal Revenue Service required distribution rules, you may not purchase a GLWB rider. Upon your death, however, any remaining benefits may need to be accelerated to comply with IRS rules. Termination of the GLWB Rider. The GLWB rider will terminate upon the earliest of: (1) the date of a full withdrawal of the Account Value that is: (a) an Excess Withdrawal or a withdrawal prior to the Lifetime Withdrawal Age (a pro rata portion of the rider charge will be assessed); or (b) a Non-Excess Withdrawal (you are still eligible to receive the Annual Benefit Payment, provided the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will not be assessed); (2) the date you apply any portion of the Account Value to an Annuity Option (a pro rata portion of the rider charge will be assessed); (3) the date there are insufficient funds to deduct the GLWB rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive the Annual Benefit Payment, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract); (4) the death of the contract Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the primary Beneficiary is the spouse and the spouse elects to continue the contract under the spousal continuation provisions of the contract (see “Spousal Continuation” below); (5) the death of the Owner after the first Spousal Continuation; (6) for contracts issued in all states other than California, a change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed); (7) the effective date of the cancellation of the rider; (8) the termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or (9) for contracts issued in all states other than California, the date you assign your contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed). Under our current administrative procedures, we will waive the termination of the GLWB rider if you assign a portion of the contract under the following limited circumstances: if the new Owner or assignee assumes full ownership of the contract and is essentially the same person or if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges. Once the rider is terminated, the GLWB rider charge will no longer be deducted and the GLWB investment allocation restrictions and any Purchase Payment restrictions will no longer apply. Spousal Continuation. Subject to the Minimum Spousal Age (see “GLWB Rate Table”), if your spouse continues the contract under the Spousal Continuation provisions of the contract, and the GLWB is in effect at the time of the continuation, then the same terms and conditions that applied to the contract Owner under the GLWB will continue to apply to the surviving spouse, and the surviving spouse is guaranteed to receive lifetime income regardless of investment performance, subject to the conditions described in “Operation of the GLWB” and provided the GLWB is not terminated or cancelled (see “Termination of the GLWB Rider” above). If your spouse is younger than the Minimum Spousal Age, your spouse may continue the contract; however, the GLWB will terminate. If no withdrawal has been made after the Lifetime Withdrawal Age and the contract has been continued under Spousal Continuation, then the first withdrawal by the new Owner after the new Owner reaches the Lifetime Withdrawal Age will determine the GLWB Withdrawal Rate. However, if a withdrawal has been made after the Lifetime Withdrawal Age by the contract Owner prior to the contract Owner’s death, the GLWB Withdrawal Rate that applies after Spousal Continuation will be the same as the GLWB Withdrawal Rate in effect prior to Spousal Continuation. If the GLWB is continued under Spousal Continuation and the Account Value is subsequently reduced to zero because of a Non-Excess Withdrawal, or because there are insufficient funds to deduct any GLWB rider charge from the Account Value, lifetime payments will be made using the applicable Single Lifetime Guarantee Rate (see “GLWB Rate Table”) to your spouse (the new contract Owner) for the rest of his or her life. The Joint Lifetime Guarantee Rate is not available after Spousal Continuation (see “GLWB Rate Table”). The GLWB will not terminate upon the first Spousal Continuation of the contract; however, it will terminate upon any subsequent Spousal Continuations. Guaranteed Lifetime Withdrawal Benefit and Annuitization. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions imposed by your selling firm, our current established administrative procedures and applicable state law). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see “Annuity Payments (The Income Phase)”), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the GLWB, depending on the applicable annuity rates and your Account Value on the Annuity Date. Also, income provided by annuitizing under the applicable annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the GLWB optional benefit. If you annuitize at the latest date permitted, you must elect one of the following options: (1) Annuitize the Account Value under the contract’s annuity provisions. (2) If you are eligible for lifetime withdrawals under the GLWB, elect to receive the Annual Benefit Payment paid each year until your death (or the later of your or your spousal Beneficiary’s death). If you do not select an Annuity Option or elect to receive payments under the GLWB rider, we will annuitize your contract under the Life Annuity With 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the GLWB rider. Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GLWB For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, when you reach the age at which you must begin taking required minimum distributions, our Automated Required Minimum Distribution Program, used with the GLWB rider, can help you fulfill minimum distribution requirements with respect to your contract without reducing the Benefit Base on a proportionate basis. (Reducing the Benefit Base on a proportionate basis could have the effect of reducing or eliminating the guarantees of the GLWB rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis. Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see “Access to Your Money — Systematic Withdrawal Program”). In order to avoid taking withdrawals that could reduce the Benefit Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed the Annual Benefit Payment each Contract Year. Any amounts above the Annual Benefit Payment that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GLWB rider, enroll in the Systematic Withdrawal Program and elect to receive monthly payments equal to the Annual Benefit Payment, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program on an annual basis, after the Systematic Withdrawal Program monthly payment in December. If additional amounts are paid out at the end of the calendar year to fulfill minimum distribution requirements, this will reduce the Remaining Annual Benefit Payment for the Contract Year. You should contact the Annuity Service Center to determine if your Systematic Withdrawal Payment amount needs to be adjusted to avoid an Excess Withdrawal that could reduce your Benefit Base and Annual Benefit Payment. The total withdrawals under the Systematic Withdrawal Program in the Contract Year cannot exceed an amount equal to the Annual Benefit Payment. If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Benefit Base and Annual Benefit Payment being reduced. To enroll the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center. GLWB Rate Table The GLWB Rate Table lists the following for the GLWB rider. •Rollup Rate: Prior to the Rollup Rate Period End Date, the minimum rate at which the Benefit Base is increased at each contract anniversary if a withdrawal has not occurred in the previous Contract Year. •Rollup Rate Period End Date: The period of time following the contract issue date during which the Benefit Base (and the GLWB Death Benefit Base, if applicable) will be increased by an amount equal to the Rollup Rate multiplied by the Benefit Base (or GLWB Death Benefit Base, if applicable). •GLWB Withdrawal Rate: After the Lifetime Withdrawal Age, if you take withdrawals that do not exceed the GLWB Withdrawal Rate multiplied by the Benefit Base (the “Annual Benefit Payment”) such withdrawals will not reduce the Benefit Base and Annual Benefit Payment. (Taking withdrawals that exceed the Annual Benefit Payment will reduce the Benefit Base and Annual Benefit Payment and may have a significant negative impact on the value of the benefits available under the GLWB — see “Operation of the GLWB — Managing Your Withdrawals.”) For IRAs and other Qualified Contracts, also see “Operation of the GLWB — Required Minimum Distributions.” •GLWB Lifetime Guarantee Rate: If your Account Value is reduced to zero after the Lifetime Withdrawal Age because you make a Non-Excess Withdrawal, we will first pay you any Remaining Annual Benefit Payment in effect at the time the Account Value is reduced to zero (see “Annual Benefit Payment” above). Effective as of your next contract anniversary, we will then begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate multiplied by the Benefit Base, to you for the rest of your life. If your Account Value is reduced to zero after the Lifetime Withdrawal Age because there are insufficient funds to deduct any rider charge from your Account Value, we will begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate, to you for the rest of your life. • Joint Lifetime Guarantee Rate option: At the time your Account Value is reduced to zero, we will first pay you any Remaining Annual Benefit Payment in effect at the time the Account Value is reduced to zero (see “Annual Benefit Payment” above); we will then begin making monthly payments using the applicable Single Lifetime Guarantee Rate unless you elect to have your Annual Benefit Payments paid for the life of you and your spouse using the applicable Joint Lifetime Guarantee Rate. You may elect a Joint Lifetime Guarantee rate only if 1) your spouse is no younger than the Minimum Spousal Age and 2) your contract has not been continued under the Spousal Continuation provision described above. •The maximum and current rider charges. Different Versions of the GLWB. From time to time, we may introduce new versions of the GLWB rider. If we introduce a new version of the rider, we generally will do so by updating the GLWB Rate Table to show the new version, together with any prior versions, the dates each rider version was offered, and the specific rates and other terms applicable to each version. Changes to the GLWB Rate Table after the date of this prospectus, reflecting a new version of the rider, will be made in a supplement to the prospectus. GLWB RATE TABLE FlexChoice Access Level Offers a steady GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate throughout your lifetime.
Date First Available	Date Last Available	Rollup Rate	Rollup Rate Period End Date	Lifetime Withdrawal Age	Minimum Spousal Age	GLWB Withdrawal Rate (When Account Value is greater than $0)[2]		GLWB Lifetime Guarantee Rate (When Account Value is reduced to $0)		Rider Charge
06/12/23[1]	—	5.00%	10th Contract Anniversary	59 1∕2	Your Spouse's Date of Birth may not be more than 10 years after your Date of Birth.	Age at 1st Withdrawal After Age 59 1∕2	Withdrawal Rate	Single Lifetime Guarantee Rate	Joint Lifetime Guarantee Rate	Maximum Charge: 2.00% of the Benefit Base Current Charge: 1.35% of the Benefit Base
						59 1∕2 to less than 65	4.50%	4.50%	3.50%
						65 +	5.50%	5.50%	4.50%
Date First Available	Date Last Available	Rollup Rate	Rollup Rate Period End Date	Lifetime Withdrawal Age	Minimum Spousal Age	GLWB Withdrawal Rate (When Account Value is greater than $0)[2]		GLWB Lifetime Guarantee Rate (When Account Value is reduced to $0)		Rider Charge
10/03/22	06/11/23	5.00%	10th Contract Anniversary	59 1∕2	Your Spouse's Date of Birth may not be more than 10 years after your Date of Birth.	Age at 1st Withdrawal After Age 59 1∕2	Withdrawal Rate	Single Lifetime Guarantee Rate	Joint Lifetime Guarantee Rate	Maximum Charge: 2.00% of the Benefit Base Current Charge: 1.35% of the Benefit Base
						59 1∕2 to less than 65	4.25%	4.25%	3.25%
						65 +	5.25%	5.25%	4.25%
Date First Available	Date Last Available	Rollup Rate	Rollup Rate Period End Date	Lifetime Withdrawal Age	Minimum Spousal Age	GLWB Withdrawal Rate (When Account Value is greater than $0)[2]		GLWB Lifetime Guarantee Rate (When Account Value is reduced to $0)		Rider Charge
07/20/20	10/02/22	5.00%	10th Contract Anniversary	59 1∕2	Your Spouse's Date of Birth may not be more than 10 years after your Date of Birth.	Age at 1st Withdrawal After Age 59 1∕2	Withdrawal Rate	Single Lifetime Guarantee Rate	Joint Lifetime Guarantee Rate	Maximum Charge: 2.00% of the Benefit Base Current Charge: 1.35% of the Benefit Base
						59 1∕2 to less than 65	3.75%	3.75%	2.75%
						65 +	4.75%	4.75%	3.75%
Date First Available	Date Last Available	Rollup Rate	Rollup Rate Period End Date	Lifetime Withdrawal Age	Minimum Spousal Age	GLWB Withdrawal Rate (When Account Value is greater than $0)[2]		GLWB Lifetime Guarantee Rate (When Account Value is reduced to $0)		Rider Charge
11/12/18	07/19/20	5.00%	10th Contract Anniversary	59 1∕2	Your Spouse's Date of Birth may not be more than 10 years after your Date of Birth.	Age at 1st Withdrawal After Age 59 1∕2	Withdrawal Rate	Single Lifetime Guarantee Rate	Joint Lifetime Guarantee Rate	Maximum Charge: 2.00% of the Benefit Base Current Charge: 1.35% of the Benefit Base
						59 1∕2 to less than 65	4.35%	4.35%	3.35%
						65 to less than 75	5.35%	5.35%	4.35%
						75 to less than 80	5.60%	5.60%	4.60%
						80+	6.10%	6.10%	5.10%
Date First Available	Date Last Available	Rollup Rate	Rollup Rate Period End Date	Lifetime Withdrawal Age	Minimum Spousal Age	GLWB Withdrawal Rate (When Account Value is greater than $0)[2]		GLWB Lifetime Guarantee Rate (When Account Value is reduced to $0)		Rider Charge
07/23/18	11/11/18	5.00%	10th Contract Anniversary	59 1∕2	Your Spouse's Date of Birth may not be more than 10 years after your Date of Birth.	Age at 1st Withdrawal After Age 59 1∕2	Withdrawal Rate	Single Lifetime Guarantee Rate	Joint Lifetime Guarantee Rate	Maximum Charge: 2.00% of the Benefit Base Current Charge: 1.35% of the Benefit Base
						59 1∕2 to less than 65	4.25%	4.25%	3.25%
						65 to less than 75	5.25%	5.25%	4.25%
						75 to less than 80	5.50%	5.50%	4.50%
						80+	6.00%	6.00%	5.00%
Date First Available	Date Last Available	Rollup Rate	Rollup Rate Period End Date	Lifetime Withdrawal Age	Minimum Spousal Age	GLWB Withdrawal Rate (When Account Value is greater than $0)[2]		GLWB Lifetime Guarantee Rate (When Account Value is reduced to $0)		Rider Charge
03/05/18	07/22/18	5.00%	10th Contract Anniversary	59 1∕2	Your Spouse's Date of Birth may not be more than 10 years after your Date of Birth.	Age at 1st Withdrawal After Age 59 1∕2	Withdrawal Rate	Single Lifetime Guarantee Rate	Joint Lifetime Guarantee Rate	Maximum Charge: 2.00% of the Benefit Base Current Charge: 1.35% of the Benefit Base
						59 1∕2 to less than 65	4.00%	4.00%	3.00%
						65 to less than 75	5.00%	5.00%	4.00%
						75 to less than 80	5.25%	5.25%	4.25%
						80+	5.75%	5.75%	4.75%
FlexChoice Access Expedite Offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime Guarantee Rate if your Account Value is reduced to zero.
Date First Available	Date Last Available	Rollup Rate	Rollup Rate Period End Date	Lifetime Withdrawal Age	Minimum Spousal Age	GLWB Withdrawal Rate (When Account Value is greater than $0)[2]		GLWB Lifetime Guarantee Rate (When Account Value is reduced to $0)			Rider Charge
06/12/23[1]	—	5.00%	10th Contract Anniversary	59 1∕2	Your Spouse's Date of Birth may not be more than 10 years after your Date of Birth.	Age at 1st Withdrawal After Age 59 1∕2	Withdrawal Rate	Age When Account Value is Reduced to Zero	Single Lifetime Guarantee Rate	Joint Lifetime Guarantee Rate	Maximum Charge: 2.00% of the Benefit Base Current Charge: 1.35% of the Benefit Base
						59 1∕2 to less than 65	6.00%	79 or younger	2.50%	2.00%
								80+	3.00%	2.25%
						65+	8.00%	79 or younger	3.00%	2.25%
								80+	3.00%	2.25%
Date First Available	Date Last Available	Rollup Rate	Rollup Rate Period End Date	Lifetime Withdrawal Age	Minimum Spousal Age	GLWB Withdrawal Rate (When Account Value is greater than $0)[2]		GLWB Lifetime Guarantee Rate (When Account Value is reduced to $0)			Rider Charge
10/03/22	06/11/23	5.00%	10th Contract Anniversary	59 1∕2	Your Spouse's Date of Birth may not be more than 10 years after your Date of Birth.	Age at 1st Withdrawal After Age 59 1∕2	Withdrawal Rate	Age When Account Value is Reduced to Zero	Single Lifetime Guarantee Rate	Joint Lifetime Guarantee Rate	Maximum Charge: 2.00% of the Benefit Base Current Charge: 1.35% of the Benefit Base
						59 1∕2 to less than 65	5.25%	79 or younger	2.50%	2.00%
								80+	3.00%	2.25%
						65+	7.25%	79 or younger	3.00%	2.25%
								80+	3.00%	2.25%
Date First Available	Date Last Available	Rollup Rate	Rollup Rate Period End Date	Lifetime Withdrawal Age	Minimum Spousal Age	GLWB Withdrawal Rate (When Account Value is greater than $0)[2]		GLWB Lifetime Guarantee Rate (When Account Value is reduced to $0)			Rider Charge
07/20/20	10/02/22	5.00%	10th Contract Anniversary	59 1∕2	Your Spouse's Date of Birth may not be more than 10 years after your Date of Birth.	Age at 1st Withdrawal After Age 59 1∕2	Withdrawal Rate	Age When Account Value is Reduced to Zero	Single Lifetime Guarantee Rate	Joint Lifetime Guarantee Rate	Maximum Charge: 2.00% of the Benefit Base Current Charge: 1.35% of the Benefit Base
						59 1∕2 to less than 65	5.00%	79 or younger	2.50%	2.00%
								80+	3.00%	2.25%
						65+	6.00%	79 or younger	3.50%	2.75%
								80+	4.00%	3.25%
Date First Available	Date Last Available	Rollup Rate	Rollup Rate Period End Date	Lifetime Withdrawal Age	Minimum Spousal Age	GLWB Withdrawal Rate (When Account Value is greater than $0)[2]		GLWB Lifetime Guarantee Rate (When Account Value is reduced to $0)			Rider Charge
11/12/18	07/19/20	5.00%	10th Contract Anniversary	59 1∕2	Your Spouse's Date of Birth may not be more than 10 years after your Date of Birth.	Age at 1st Withdrawal After Age 59 1∕2	Withdrawal Rate	Age When Account Value is Reduced to Zero	Single Lifetime Guarantee Rate	Joint Lifetime Guarantee Rate	Maximum Charge: 2.00% of the Benefit Base Current Charge: 1.35% of the Benefit Base
						59 1∕2 to less than 65	5.00%	79 or younger	3.75%	2.75%
								80+	4.00%	3.00%
						65 to less than 75	6.00%	79 or younger	4.75%	3.75%
								80+	5.00%	4.00%
						75 to less than 80	6.00%	79 or younger	4.75%	3.75%
								80+	5.00%	4.00%
						80+	6.75%	79 or younger	N/A	N/A
								80+	5.75%	4.75%
Date First Available	Date Last Available	Rollup Rate	Rollup Rate Period End Date	Lifetime Withdrawal Age	Minimum Spousal Age	GLWB Withdrawal Rate (When Account Value is greater than $0)[2]		GLWB Lifetime Guarantee Rate (When Account Value is reduced to $0)			Rider Charge
07/23/18	11/11/18	5.00%	10th Contract Anniversary	59 1∕2	Your Spouse's Date of Birth may not be more than 10 years after your Date of Birth.	Age at 1st Withdrawal After Age 59 1∕2	Withdrawal Rate	Age When Account Value is Reduced to Zero	Single Lifetime Guarantee Rate	Joint Lifetime Guarantee Rate	Maximum Charge: 2.00% of the Benefit Base Current Charge: 1.35% of the Benefit Base
						59 1∕2 to less than 65	5.00%	79 or younger	3.50%	2.50%
								80+	3.75%	2.75%
						65 to less than 75	6.00%	79 or younger	4.50%	3.50%
								80+	4.75%	3.75%
						75 to less than 80	6.00%	79 or younger	4.50%	3.50%
								80+	4.75%	3.75%
						80+	6.75%	79 or younger	N/A	N/A
								80+	5.50%	4.50%
Date First Available	Date Last Available	Rollup Rate	Rollup Rate Period End Date	Lifetime Withdrawal Age	Minimum Spousal Age	GLWB Withdrawal Rate (When Account Value is greater than $0)[2]		GLWB Lifetime Guarantee Rate (When Account Value is reduced to $0)			Rider Charge
03/05/18	07/22/18	5.00%	10th Contract Anniversary	59 1∕2	Your Spouse's Date of Birth may not be more than 10 years after your Date of Birth.	Age at 1st Withdrawal After Age 59 1∕2	Withdrawal Rate	Age When Account Value is Reduced to Zero	Single Lifetime Guarantee Rate	Joint Lifetime Guarantee Rate	Maximum Charge: 2.00% of the Benefit Base Current Charge: 1.35% of the Benefit Base
						59 1∕2 to less than 65	5.00%	79 or younger	3.00%	2.00%
								80+	3.25%	2.25%
						65 to less than 75	6.00%	79 or younger	4.00%	3.00%
								80+	4.25%	3.25%
						75 to less than 80	6.00%	79 or younger	4.00%	3.00%
								80+	4.25%	3.25%
						80+	6.75%	79 or younger	N/A	N/A
								80+	5.00%	4.00%
FlexChoice Level Offers a steady GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate throughout your lifetime.
Date First Available	Date Last Available	Rollup Rate	Rollup Rate Period End Date	Lifetime Withdrawal Age	Minimum Spousal Age	GLWB Withdrawal Rate (When Account Value is greater than $0)[2]		GLWB Lifetime Guarantee Rate (When Account Value is reduced to $0)		Rider Charge
06/27/16	03/04/18[1]	5.00%	10th Contract Anniversary	59 1∕2	Your Spouse's Date of Birth may not be more than 10 years after your Date of Birth.	Age at 1st Withdrawal After Age 59 1∕2	Withdrawal Rate	Single Lifetime Guarantee Rate	Joint Lifetime Guarantee Rate	Maximum Charge: 2.00% of the Benefit Base Current Charge: 1.20% of the Benefit Base
						59 1∕2 to less than 65	4.00%	4.00%	3.00%
						65 to less than 75	5.00%	5.00%	4.00%
						75 to less than 80	5.25%	5.25%	4.25%
						80+	5.75%	5.75%	4.75%
FlexChoice Expedite Offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime Guarantee Rate if your Account Value is reduced to zero.
Date First Available	Date Last Available	Rollup Rate	Rollup Rate Period End Date	Lifetime Withdrawal Age	Minimum Spousal Age	GLWB Withdrawal Rate (When Account Value is greater than $0)[2]		GLWB Lifetime Guarantee Rate (When Account Value is reduced to $0)			Rider Charge
06/27/16	03/04/18[1]	5.00%	10th Contract Anniversary	59 1∕2	Your Spouse's Date of Birth may not be more than 10 years after your Date of Birth.	Age at 1st Withdrawal After Age 59 1∕2	Withdrawal Rate	Age When Account Value is Reduced to Zero	Single Lifetime Guarantee Rate	Joint Lifetime Guarantee Rate	Maximum Charge: 2.00% of the Benefit Base Current Charge: 1.20% of the Benefit Base
						59 1∕2 to less than 65	5.00%	79 or younger	3.00%	2.00%
								80+	3.25%	2.25%
						65 to less than 75	6.00%	79 or younger	4.00%	3.00%
								80+	4.25%	3.25%
						75 to less than 80	6.00%	79 or younger	4.00%	3.00%
								80+	4.25%	3.25%
						80+	6.75%	79 or younger	N/A	N/A
								80+	5.00%	4.00%
1. FlexChoice Access and the GLWB Death Benefit currently are available for purchase in all states. FlexChoice is no longer available for purchase. 2. When the Account Value is greater than zero, only one GLWB Withdrawal Rate will apply. Your GLWB Withdrawal Rate is determined by when you take your first withdrawal after the Lifetime Withdrawal Age and is independent of your election of payments using the applicable Single or Joint Lifetime Guarantee Rate when your Account Value is reduced to zero.
Prime Options BLIC | LivingBenefitGLWBDeathBenefitMember
Prospectus:
Operation of Benefit [Text Block]	GLWB Death Benefit If you select any GLWB rider, you will receive the Principal Protection death benefit, as described under “Death Benefit — Standard Death Benefit — Principal Protection.” You may also select the GLWB Death Benefit for an additional charge when you select the GLWB rider if you are at least age 50 and not older than age 65 at the effective date of your contract. The GLWB Death Benefit is currently available for purchase in all states. You should understand that by electing both the GLWB rider and the GLWB Death Benefit, you will be paying for and receiving both a living benefit and a death benefit and the cost of the combined riders will be higher than the cost of either a GLWB rider or other available death benefits individually. Please note that other standard or optional death benefits are available under the contract. You should also understand that once GLWB rider lifetime payments begin or the GLWB rider terminates, the GLWB Death Benefit will be terminated. Summary of the GLWB Death Benefit Under the GLWB Death Benefit, we calculate a “GLWB Death Benefit Base” that, if greater than the Principal Protection death benefit (see “Death Benefit — Standard Death Benefit — Principal Protection”) will be paid instead of the Principal Protection death benefit. All other provisions of your contract’s death benefit will apply. Operation of the GLWB Death Benefit The following section describes how the GLWB Death Benefit operates. When reading the following descriptions of the operation of the GLWB Death Benefit (for example, “Excess Withdrawals,” “Non-Excess Withdrawals,” “Rollup Rate,” “Rollup Rate Period End Date,” “Automatic Step-Up” and “Benefit Base”), refer to the “Guaranteed Lifetime Withdrawal Benefit” section above. If you select the GLWB Death Benefit, the amount of the death benefit will be the greater of: (1) the GLWB Death Benefit Base; and (2) the Principal Protection death benefit. (See Appendix E for examples illustrating the operation of the GLWB Death Benefit.) GLWB Death Benefit Base. The GLWB Death Benefit Base is an amount used to determine your death benefit, and is also the amount the GLWB Death Benefit rider charge is applied. As of the Issue Date, the initial GLWB Death Benefit Base is equal to your initial purchase payment. Prior to the death of the contract Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), the GLWB Death Benefit Base will be increased by the amount of each purchase payment made, and reduced for all withdrawals as described below. The GLWB Death Benefit Base will not increase or decrease after the death of the contract Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), unless the GLWB Death Benefit is continued under the Spousal Continuation provisions described above (see “Operation of the GLWB — Spousal Continuation”). The GLWB Death Benefit Base cannot be withdrawn in a lump sum. Managing Your Withdrawals. It is important that you carefully manage your annual withdrawals to retain the full benefit of this rider. In other words, you should not take Excess Withdrawals. If you take an Excess Withdrawal, we will reduce the GLWB Death Benefit Base in the same proportion that the withdrawal (including any withdrawal charge) reduces the Account Value. The reduction in the GLWB Death Benefit Base may be significant. You are still eligible to receive the death benefit so long as the Account Value does not decline to zero. Any withdrawals taken prior to the date you reach the Lifetime Withdrawal Age will trigger a Proportional Adjustment to the GLWB Death Benefit Base. After the Lifetime Withdrawal Age, the GLWB Death Benefit Base will be reduced for all withdrawals. Non-Excess Withdrawals reduce the GLWB Death Benefit Base by the amount of the withdrawal. Excess Withdrawals, and any subsequent withdrawals that occur in that Contract Year, trigger a Proportional Adjustment to the GLWB Death Benefit Base. If you take an Excess Withdrawal in a Contract Year, you may be able to reduce the impact of the Excess Withdrawal on your GLWB Death Benefit Base by making two separate withdrawals (on different days) instead of a single withdrawal. The first withdrawal should be equal to your Annual Benefit Payment (or Remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will reduce your GLWB Death Benefit Base by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or Remaining Annual Benefit Payment); this withdrawal will cause a Proportional Adjustment to your GLWB Death Benefit Base. For an example of taking multiple withdrawals in this situation, see Appendix E, “Withdrawals – Withdrawals After the Lifetime Withdrawal Age – Excess Withdrawals.” On each contract anniversary on or before the Rollup Rate Period End Date, if no withdrawals occurred in the previous Contract Year, the GLWB Death Benefit Base will be increased by an amount equal to the Rollup Rate multiplied by the GLWB Death Benefit Base before such increase. The GLWB Death Benefit Base will not be increased by the Rollup Rate: (1) if a withdrawal has occurred in the Contract Year ending immediately prior to that contract anniversary, (2) after the Rollup Rate Period End Date, or (3) after the death of the contract Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), unless the GLWB Death Benefit is continued under the Spousal Continuation provisions described above (see “Operation of the GLWB — Spousal Continuation”). The Rollup Rate, if applicable, is applied before deducting any rider charge and before taking into account any Automatic Step-Up occurring on such contract anniversary. The GLWB Death Benefit Base may also increase due to an Automatic Step-Up. Automatic Step-Up. If an Automatic Step-Up increases the Benefit Base to the Account Value on the date of the Automatic Step-Up (see “Guaranteed Lifetime Withdrawal Benefit — Automatic Step-Up”), the GLWB Death Benefit Base will also increase to the Account Value, after deducting any rider charge but prior to processing any transactions on such date. The Automatic Step-Up: •will increase the GLWB Death Benefit Base to the Account Value on the date of the Automatic Step-Up regardless of whether or not you have taken any withdrawals; and •may increase the GLWB Death Benefit rider charge to a rate that does not exceed the lower of: (a) the GLWB Death Benefit maximum charge (1.20%) or (b) the current rate that we would charge for the same rider with the same benefits, if available for new contract purchases at the time of the Automatic Step-Up. If however, the GLWB Death Benefit rider charge currently applicable to such Automatic Step-Up is less than or equal to your GLWB Death Benefit rider charge your rate will not change. You may choose to decline the Automatic Step-Up and related increased GLWB Death Benefit rider charge. Once you notify us of your decision to decline the Automatic Step-Up, you will no longer be eligible for future Automatic Step-Ups until you notify us in writing at our Annuity Service Center that you wish to reinstate the Automatic Step-Ups (see “Guaranteed Lifetime Withdrawal Benefit — Automatic Step-Up” above.) No Automatic Step-Ups will occur after the death of the contract Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), unless the GLWB Death Benefit is continued under the Spousal Continuation provisions described above (see “Operation of the GLWB — Spousal Continuation”). Termination of the GLWB Death Benefit. If the GLWB rider is cancelled or terminated as described above under “Guaranteed Lifetime Withdrawal Benefit — Termination of the GLWB Rider”, the GLWB Death Benefit will terminate and the GLWB Death Benefit charge will no longer be deducted. Spousal Continuation. For information on Spousal Continuation, see the “Operation of the GLWB — Spousal Continuation” section.
Calculation Method of Benefit [Text Block]	APPENDIX D Guaranteed Lifetime Withdrawal Benefit Examples The purpose of these examples is to illustrate the operation of the GLWB rider. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and expenses, withdrawal charges or income taxes and tax penalties. The GLWB rider does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Benefit Base cannot be taken as a lump sum. Values are rounded for display purposes only. Benefit Base The initial Benefit Base is equal to your initial Purchase Payment. The Benefit Base is increased by any additional Purchase Payments. The Benefit Base may also increase by the Rollup Rate, if applicable, and any Automatic Step-Ups, as described below. The Benefit Base may be reduced for certain types of withdrawals, as described below. A. Withdrawals Withdrawals Prior to the Lifetime Withdrawal Age There is no Annual Benefit Payment prior to the Lifetime Withdrawal Age, so any withdrawal that occurs prior to the Lifetime Withdrawal Age will decrease the Benefit Base in the same proportion that the withdrawal reduces the Account Value. This adjustment is calculated using the amount of the withdrawal (including withdrawal charges, if any) divided by the Account Value prior to the withdrawal (a “Proportional Adjustment”). Example: Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Assume due to poor market performance your Account Value is reduced to $80,000 and you decide to make a $10,000 withdrawal. Since this withdrawal is made prior to the Lifetime Withdrawal Age, there will be a Proportional Adjustment to the Benefit Base. The Proportional Adjustment is equal to your withdrawal amount ($10,000) divided by your Account Value before such withdrawal ($80,000), which equals 12.5%. Your Benefit Base would be reduced to $87,500 ($100,000 reduced by 12.5%). Withdrawals After the Lifetime Withdrawal Age Any withdrawal that occurs after the Lifetime Withdrawal Age is either a Non-Excess Withdrawal or an Excess Withdrawal. A “Non-Excess Withdrawal” is a withdrawal that does not exceed, or cause the cumulative withdrawals for the current Contract Year to exceed, the Annual Benefit Payment. Non-Excess Withdrawals do not reduce the Benefit Base, but reduce your Account Value by the amount of each withdrawal. An “Excess Withdrawal” is a withdrawal that exceeds, or causes the cumulative withdrawals for the current Contract Year to exceed, the Annual Benefit Payment. Any Excess Withdrawal(s), and any subsequent withdrawals that occur in that Contract Year, will result in a Proportional Adjustment to the Benefit Base. The Benefit Base is multiplied by the applicable GLWB Withdrawal Rate while the Account Value is greater than zero to determine your Annual Benefit Payment. The Benefit Base is multiplied by the applicable GLWB Lifetime Guarantee Rate to determine your Annual Benefit Payment if your Account Value is reduced to zero and lifetime payments are to begin. Examples: Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Also assume the GLWB Withdrawal Rate is 5%, making your Annual Benefit Payment $5,000 ($100,000 x 5%). Non-Excess Withdrawals You decide to make a $5,000 withdrawal. Since this withdrawal is made after the Lifetime Withdrawal Age and does not exceed the Annual Benefit Payment of $5,000, your Benefit Base of $100,000 is not reduced by such withdrawal. Excess Withdrawals Assume due to poor market performance your Account Value is reduced to $80,000 and you decide to make a $10,000 withdrawal, which reduces your Account Value to $70,000 ($80,000 – $10,000). Since your $10,000 withdrawal exceeds your Annual Benefit Payment of $5,000, there will be a Proportional Adjustment to your Benefit Base. The Proportional Adjustment is equal to the withdrawal amount ($10,000) divided by the Account Value before such withdrawal ($80,000), which equals 12.5%. The Benefit Base would be reduced to $87,500 ($100,000 reduced by 12.5%). In addition, after such withdrawal, the Annual Benefit Payment would be reset equal to $4,375 (5% x $87,500). Assume instead that you withdrew $10,000 in two separate withdrawals (on different days) of $5,000 and $5,000. Your first withdrawal of $5,000 reduces your Account Value to $75,000 ($80,000 – $5,000). Since your first withdrawal of $5,000 does not exceed your Annual Benefit Payment of $5,000, there is no Proportional Adjustment to your Benefit Base. Your second withdrawal (on a subsequent day) of $5,000 reduces your Account Value to $70,000 ($75,000 – $5,000). Since such withdrawal causes your cumulative withdrawals ($5,000 + $5,000 = $10,000) for the current Contract Year to exceed the Annual Benefit Payment of $5,000, there will be a Proportional Adjustment to the Benefit Base. The Proportional Adjustment is equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before such withdrawal ($75,000), which equals 6.7%. The Benefit Base would be reduced to $93,300 ($100,000 reduced by 6.7%). B. Rollup Rate On each contract anniversary on or before the Rollup Rate Period End Date, if no withdrawals occurred in the previous Contract Year, the Benefit Base will be increased by an amount equal to the Rollup Rate multiplied by the Benefit Base before such increase. The Benefit Base will not be increased by the Rollup Rate if: (1) a withdrawal has occurred in the Contract Year ending immediately prior to that contract anniversary, or (2) after the Rollup Rate Period End Date. The Rollup Rate is applied before deducting any rider charge and before taking into account any Automatic Step-Up occurring on such contract anniversary. Example: Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Also assume the GLWB Withdrawal Rate is 5%, making your Annual Benefit Payment $5,000 ($100,000 x 5%). If your Rollup Rate is 5%, your Benefit Base will increase by 5% on each contract anniversary until the Rollup Rate Period End Date, provided that no withdrawals occur in the previous Contract Year. If a withdrawal is not taken in the first Contract Year, your Benefit Base would increase to $105,000 ($100,000 x 105%). Also, if the Benefit Base is increased by the Rollup Rate, the Annual Benefit Payment will be recalculated to $5,250 ($105,000 × 5%). If a withdrawal is taken in any Contract Year prior to the Rollup Rate Period End Date, the Benefit Base would not be increased by the Rollup Rate on the following contract anniversary. After the Rollup Rate Period End Date, the Benefit Base is not increased by the Rollup Rate. C. Automatic Step-Up On each contract anniversary prior to your 91st birthday, an Automatic Step-Up will occur if the Account Value on that date exceeds the Benefit Base immediately before the Automatic Step-Up. An Automatic Step-Up: (1) increases the Benefit Base to the Account Value; (2) increases the Annual Benefit Payment to equal the GLWB Withdrawal Rate multiplied by the Benefit Base after the Automatic Step-Up; and (3) may increase the rider charge. Example: Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Also assume your Annual Benefit Payment $5,000 ($100,000 x 5%) but no withdrawals have been made so the GLWB Withdrawal Rate is not determined for the life of the rider by the first withdrawal. At the first contract anniversary, assume your Account Value has increased to $110,000 due to good market performance. The Automatic Step-Up will increase the Benefit Base from $100,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%). At the second contract anniversary, assume your Account Value has increased to $120,000 due to good market performance. The Automatic Step-Up will increase the Benefit Base from $110,000 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%). On the third through the eighth contract anniversaries, assume your Account Value does not exceed the Benefit Base due to poor market performance and no withdrawals are made. No Automatic Step-Up will take place on any of the third through eighth contract anniversaries; however, the Benefit Base would increase by the Rollup Rate, as described above. At the ninth contract anniversary, assume your Account Value has increased to $150,000 due to good market performance, which is greater than the Benefit Base immediately before the contract anniversary. The Automatic Step-Up will increase the Benefit Base from $120,000 to $150,000. Also assume that you are now at an age that the GLWB Withdrawal Rate has increased from 5% to 6%. Your Annual Benefit Payment will be reset to $9,000 ($150,000 x 6%). Illustrative GLWB Example The graph below is an illustration that incorporates several concepts of the GLWB rider. Please note: •The graph assumes no withdrawals occur until after the Lifetime Withdrawal Age. •The graph assumes no withdrawals occur until the Rollup Rate Period End Date is reached. •The graph assumes Account Value fluctuation in order to illustrate Automatic Step-Ups, followed by Account Value decline, reducing to zero in order to illustrate lifetime income payments. •The graph assumes that the no change in the Annual Benefit Payment when the Account Value is reduced to zero (the GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate are assumed to be the same). •The graph shows the “Benefit Base had Automatic Step-Ups not occurred” for the purpose of illustrating the impact of Automatic Step-Ups only (i.e., Benefit Base only increased by the Rollup Rate).

Prime Options BLIC | OptionalDeathBenefitAnnualStepUpMember
Prospectus:
Operation of Benefit [Text Block]	Optional Death Benefit — Annual Step-Up You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of: (1) the Account Value; or (2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or (3) the highest anniversary value, as defined below. On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation. If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above: •Subsection (2) is changed to provide: “The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date.” •For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation. In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Annual Step-Up death benefit is equal to the greatest of (1), (2) or (3). (See Appendix G for examples of the Annual Step-Up death benefit rider.)
Prime Options BLIC | GeneralDeathBenefitProvisionsMember
Prospectus:
Operation of Benefit [Text Block]	General Death Benefit Provisions As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary. A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). All options must comply with applicable federal income tax rules. The tax rules are complex and differ for Non-Qualified Contracts and Qualified Contracts. As a general matter, the entire death benefit must be paid within five years (or in some cases 10 years for Qualified Contracts) of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. Generally, the payments under such an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death. However, if the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the later of the year following the Annuitant’s death or the year in which the Annuitant would have been required to begin taking distributions under federal tax law. (See “Federal Income Tax Status” for a discussion of the tax law requirements applicable to distributions from Qualified Contracts). We may also offer a payment option, subject to the requirements of tax law, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions that are taken as withdrawals from Individual Retirement Accounts. Such payment option may be limited to certain categories of beneficiaries. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed in accordance with applicable tax law requirements. In some cases this will require that the proceeds to be distributed more rapidly than under the method of distribution in effect at the time of your Beneficiary's death. (See “Federal Income Tax Status.”) To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death. If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner. Spousal Continuation If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name to the extent permitted by tax law. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner’s death will continue to apply, including the ability to make Purchase Payments, with certain exceptions described in the contract. For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract. Spousal continuation will not be allowed to the extent it would fail to satisfy minimum required distribution rules for Qualified Contracts (see “Federal Income Tax Status”). Death of the Annuitant If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non- natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named. Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death, but in all events in accordance with applicable tax law requirements. Controlled Payout You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in Good Order. You may revoke the election only in writing in Good Order. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.
Prime Options BLIC | PrincipalProtectionDeathBenefitMember
Prospectus:
Calculation Method of Benefit [Text Block]	Principal Protection Death Benefit This is the standard death benefit that is part of your Contract at no additional charge. The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.
		Date	Amount
A	Initial Purchase Payment	9/1/2024	$100,000
B	Account Value	9/1/2025 (First Contract Anniversary)	$104,000
C	Death Benefit	As of 9/1/2025	$104,000 (= greater of A and B)
D	Account Value	9/1/2026 (Second Contract Anniversary)	$90,000
E	Death Benefit	9/1/2026	$100,000 (= greater of A and D)
F	Withdrawal	9/2/2026	$9,000
G	Percentage Reduction in Account Value	9/2/2026	10% (= F/D)
H	Account Value after Withdrawal	9/2/2026	$81,000 (= D-F)
I	Purchase Payments Reduced for Withdrawal	As of 9/2/2026	$90,000 (= A-(A × G))
J	Death Benefit	9/2/2026	$90,000 (= greater of H and I)
Notes to Example Purchaser is age 60 at issue. The Account Values on 9/1/2026 and 9/2/2026 are assumed to be equal prior to the withdrawal.
Prime Options BLIC | OptionalDeathBenefitMember
Prospectus:
Optional Benefit Expense, Footnotes [Text Block]	Note 3. These charges are deducted solely from Account Value in the Separate Account. You may only elect one living benefit rider at a time. . See “Expenses” section of the prospectus, under the sub-heading “Optional Benefits” for more information.
Optional Benefit Expense, Footnotes [Text Block]	Note 3. These charges are deducted solely from Account Value in the Separate Account. You may only elect one living benefit rider at a time. . See “Expenses” section of the prospectus, under the sub-heading “Optional Benefits” for more information.
Prime Options BLIC | FlexChoiceAccessMember | LivingBenefitsGLWBRiderChargeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%